MassMutual Premier Short-Duration Bond Fund — Portfolio of Investments

December 31, 2020 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 96.6%

CORPORATE DEBT — 45.0%
Agriculture — 1.0%
BAT Capital Corp.
3.222% 8/15/24	$1,100,000	$1,190,884
Imperial Brands Finance PLC
3.125% 7/26/24 (a)	1,043,000	1,116,999
3.500% 2/11/23 (a)	979,000	1,024,898
Reynolds American, Inc.
4.450% 6/12/25	585,000	666,312
		3,999,093
Airlines — 0.1%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% 10/20/25 (a)	408,000	436,094
Auto Manufacturers — 2.2%
Ford Motor Credit Co. LLC
3 mo. USD LIBOR + .810% 1.048% FRN 4/05/21	660,000	657,172
3 mo. USD LIBOR + 1.235% 1.456% FRN 2/15/23	1,130,000	1,090,486
3.087% 1/09/23	625,000	635,903
3.350% 11/01/22	935,000	951,363
General Motors Co.
6.125% 10/01/25	282,000	342,057
General Motors Financial Co., Inc.
3.250% 1/05/23	2,106,000	2,208,369
Harley-Davidson Financial Services, Inc.
3.350% 6/08/25 (a)	452,000	489,602
Hyundai Capital America
2.375% 2/10/23 (a)	1,510,000	1,556,240
2.850% 11/01/22 (a)	310,000	321,253
Nissan Motor Acceptance Corp.
1.900% 9/14/21 (a)	485,000	488,355
		8,740,800
Banks — 8.9%
ABN AMRO Bank NV
4.750% 7/28/25 (a)	985,000	1,133,588
Africa Finance Corp.
3.125% 6/16/25 (a)	2,075,000	2,139,844
Banco Santander SA
2.746% 5/28/25	1,200,000	1,281,030
3.500% 4/11/22	430,000	446,535
Bank of America Corp. 3 mo. USD LIBOR + .930%
2.816% VRN 7/21/23	3,230,000	3,354,132
The Bank of Nova Scotia
4.500% 12/16/25	1,786,000	2,082,373

MassMutual Premier Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Barclays Bank PLC
10.179% 6/12/21 (a)	$1,522,000	$1,582,954
Barclays PLC 3 mo. USD LIBOR + 1.380%
1.601% FRN 5/16/24	595,000	603,021
BPCE SA
5.700% 10/22/23 (a)	1,895,000	2,144,834
Citigroup, Inc.
4.400% 6/10/25	1,965,000	2,246,596
Credit Suisse AG
6.500% 8/08/23 (a)	1,750,000	1,968,372
Danske Bank A/S
5.000% 1/12/22 (a)	1,080,000	1,127,475
Deutsche Bank AG SOFR + 2.159%
2.222% VRN 9/18/24	1,525,000	1,568,827
Discover Bank
4.200% 8/08/23	1,000,000	1,093,315
The Goldman Sachs Group, Inc.
4.250% 10/21/25	3,695,000	4,237,431
HSBC Holdings PLC
4.250% 3/14/24	2,025,000	2,234,270
Morgan Stanley
SOFR + 1.990% 2.188% VRN 4/28/26	630,000	665,432
4.100% 5/22/23	984,000	1,067,871
Societe Generale SA 1 year CMT + 1.100%
1.488% VRN 12/14/26 (a)	1,119,000	1,128,885
Sumitomo Mitsui Financial Group, Inc.
1.474% 7/08/25	780,000	798,829
2.448% 9/27/24	855,000	910,582
3.748% 7/19/23	364,000	393,990
Synchrony Bank
3.000% 6/15/22	750,000	774,473
UBS Group AG
4.125% 9/24/25 (a)	840,000	961,849
		35,946,508
Beverages — 1.0%
Bacardi Ltd.
4.450% 5/15/25 (a)	1,756,000	1,960,321
Molson Coors Beverage Co.
3.000% 7/15/26	1,380,000	1,504,437
3.500% 5/01/22	720,000	748,689
		4,213,447
Chemicals — 1.5%
Alpek SAB de CV
4.500% 11/20/22 (a)	894,000	944,297
DuPont de Nemours, Inc.
4.493% 11/15/25	1,660,000	1,937,801
LYB International Finance III LLC
1.250% 10/01/25	400,000	407,006
Nutrition & Biosciences, Inc.
1.230% 10/01/25 (a)	800,000	808,491
RPM International, Inc.
3.450% 11/15/22	43,000	44,667
Syngenta Finance NV
4.441% 4/24/23 (a)	1,460,000	1,532,171

MassMutual Premier Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.892% 4/24/25 (a)	$565,000	$606,389
		6,280,822
Commercial Services — 0.8%
Adani Ports & Special Economic Zone Ltd.
3.375% 7/24/24 (a)	3,129,000	3,254,598
Computers — 1.1%
Dell International LLC / EMC Corp.
4.000% 7/15/24 (a)	763,000	841,304
5.850% 7/15/25 (a)	836,000	1,003,883
Genpact Luxembourg Sarl
3.700% STEP 4/01/22	1,480,000	1,509,014
Leidos, Inc.
2.950% 5/15/23 (a)	910,000	957,417
		4,311,618
Diversified Financial Services — 4.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.875% 8/14/24	2,190,000	2,277,569
4.500% 9/15/23	590,000	639,691
Aircastle Ltd.
5.000% 4/01/23	2,390,000	2,547,512
Antares Holdings LP
6.000% 8/15/23 (a)	1,172,000	1,195,233
Avolon Holdings Funding Ltd.
2.875% 2/15/25 (a)	815,000	831,028
BGC Partners, Inc.
4.375% 12/15/25 (a)	785,000	830,348
Brookfield Finance, Inc.
4.000% 4/01/24	1,160,000	1,273,317
Lazard Group LLC
3.750% 2/13/25	1,840,000	2,043,337
LeasePlan Corp. NV
2.875% 10/24/24 (a)	920,000	972,125
Park Aerospace Holdings Ltd.
5.250% 8/15/22 (a)	2,510,000	2,634,270
SPARC EM SPC Panama Metro Line 2 SP
0.000% 12/05/22 (a)	512,162	498,723
Synchrony Financial
2.850% 7/25/22	1,140,000	1,177,220
		16,920,373
Electric — 1.8%
Alliant Energy Finance LLC
1.400% 3/15/26 (a)	545,000	547,351
American Electric Power Co., Inc.
1.000% 11/01/25	995,000	1,006,842
Enel Finance International NV
2.875% 5/25/22 (a)	755,000	778,988
Entergy Texas, Inc.
2.550% 6/01/21	605,000	609,184
National Central Cooling Co. PJSC
2.500% 10/21/27 (a)	1,341,000	1,359,157
Pacific Gas and Electric Co.
1.750% 6/16/22	2,165,000	2,171,110

MassMutual Premier Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Puget Energy, Inc.
6.000% 9/01/21	$740,000	$765,823
		7,238,455
Gas — 0.4%
NiSource, Inc.
0.950% 8/15/25	1,505,000	1,514,090
Housewares — 0.5%
Newell Brands, Inc.
4.350% STEP 4/01/23	2,015,000	2,113,513
Insurance — 3.0%
AmTrust Financial Services, Inc.
6.125% 8/15/23	1,565,000	1,545,486
Athene Global Funding
2.750% 6/25/24 (a)	2,240,000	2,368,412
CNO Financial Group, Inc.
5.250% 5/30/25	1,515,000	1,758,577
Enstar Group Ltd.
4.500% 3/10/22	1,800,000	1,868,449
Jackson National Life Global Funding
2.500% 6/27/22 (a)	1,040,000	1,072,859
Lincoln National Corp.
4.000% 9/01/23	310,000	338,141
Trinity Acquisition PLC
3.500% 9/15/21	595,000	605,659
Unum Group
3.875% 11/05/25	1,395,000	1,545,722
Willis Towers Watson PLC
5.750% 3/15/21	840,000	848,459
		11,951,764
Investment Companies — 1.8%
Ares Capital Corp.
4.200% 6/10/24	2,499,000	2,697,512
BlackRock TCP Capital Corp.
3.900% 8/23/24	835,000	872,443
4.125% 8/11/22	1,805,000	1,881,983
Sixth Street Specialty Lending, Inc.
3.875% 11/01/24	1,665,000	1,716,375
		7,168,313
Iron & Steel — 2.0%
Reliance Steel & Aluminum Co.
1.300% 8/15/25	810,000	822,692
Severstal OAO Via Steel Capital SA
3.150% 9/16/24 (a)	3,129,000	3,269,417
Steel Dynamics, Inc.
2.400% 6/15/25	375,000	398,576
2.800% 12/15/24	610,000	655,805
Vale Overseas Ltd.
6.250% 8/10/26	2,235,000	2,771,400
		7,917,890

MassMutual Premier Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Lodging — 0.7%
Las Vegas Sands Corp.
3.200% 8/08/24	$2,165,000	$2,293,112
Marriott International, Inc.
5.750% 5/01/25	389,000	455,014
		2,748,126
Machinery – Diversified — 0.3%
CNH Industrial Capital LLC
1.950% 7/02/23	275,000	283,097
3.875% 10/15/21	1,015,000	1,038,833
		1,321,930
Media — 1.1%
Sirius XM Radio, Inc.
3.875% 8/01/22 (a)	2,200,000	2,233,000
ViacomCBS, Inc.
4.750% 5/15/25	1,890,000	2,194,258
		4,427,258
Mining — 0.5%
Glencore Funding LLC
4.125% 5/30/23 (a)	1,480,000	1,600,546
Kinross Gold Corp.
5.125% 9/01/21	550,000	559,927
		2,160,473
Oil & Gas — 2.4%
Cenovus Energy, Inc.
3.000% 8/15/22	1,065,000	1,088,237
Continental Resources, Inc.
5.000% 9/15/22	1,017,000	1,018,526
EQT Corp.
3.000% 10/01/22	1,610,000	1,622,075
7.875% STEP 2/01/25	790,000	899,613
Occidental Petroleum Corp.
5.500% 12/01/25	2,340,000	2,439,707
Ovintiv Exploration, Inc.
5.625% 7/01/24	1,220,000	1,306,784
Petroleos Mexicanos
4.625% 9/21/23	1,115,000	1,158,206
		9,533,148
Pharmaceuticals — 1.4%
AbbVie, Inc.
3.800% 3/15/25	745,000	830,808
Cardinal Health, Inc. 3 mo. USD LIBOR + .770%
0.987% FRN 6/15/22	1,345,000	1,354,563
McKesson Corp.
0.900% 12/03/25	1,470,000	1,477,348
Mylan, Inc.
3.125% 1/15/23 (a)	875,000	918,446
Teva Pharmaceutical Finance Netherlands III BV
2.200% 7/21/21	654,000	652,365

MassMutual Premier Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Viatris, Inc.
1.650% 6/22/25 (a)	$355,000	$367,174
		5,600,704
Pipelines — 1.7%
Energy Transfer Operating LP
4.200% 9/15/23	2,020,000	2,177,211
EnLink Midstream Partners LP
4.400% 4/01/24	1,340,000	1,322,272
EQM Midstream Partners LP
4.750% 7/15/23	1,305,000	1,372,181
Plains All American Pipeline LP/PAA Finance Corp.
3.600% 11/01/24	224,000	238,727
4.650% 10/15/25	1,630,000	1,822,307
		6,932,698
Private Equity — 0.4%
Hercules Capital, Inc.
4.625% 10/23/22	1,495,000	1,519,786
Real Estate — 0.8%
Country Garden Holdings Co. Ltd.
8.000% 1/27/24 (a)	2,930,000	3,165,873
Real Estate Investment Trusts (REITS) — 2.8%
CubeSmart LP
4.375% 12/15/23	764,000	836,118
Essex Portfolio LP
3.500% 4/01/25	330,000	365,651
3.875% 5/01/24	424,000	466,345
Federal Realty Investment Trust
1.250% 2/15/26	765,000	779,042
Host Hotels & Resorts LP
3.750% 10/15/23	2,140,000	2,259,608
Service Properties Trust
4.350% 10/01/24	1,215,000	1,199,812
Tanger Properties LP
3.875% 12/01/23	1,325,000	1,376,220
Trust Fibra Uno
5.250% 1/30/26 (a)	1,475,000	1,663,062
VEREIT Operating Partnership LP
4.600% 2/06/24	1,410,000	1,550,691
4.625% 11/01/25	605,000	696,359
		11,192,908
Retail — 1.0%
O'Reilly Automotive, Inc.
3.800% 9/01/22	191,000	199,927
3.850% 6/15/23	1,706,000	1,827,674
QVC, Inc.
4.375% 3/15/23	1,850,000	1,940,187
		3,967,788
Semiconductors — 0.2%
Microchip Technology, Inc.
0.972% 2/15/24 (a)	700,000	701,713

MassMutual Premier Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value

Storage & Warehousing — 0.4%
GLP China Holdings Ltd. 4.974% 2/26/24 (a)	$1,584,000	$1,696,646
Telecommunications — 1.0%
Juniper Networks, Inc. 1.200% 12/10/25	355,000	359,225
Qwest Corp 6.750% 12/01/21	1,255,000	1,312,918
Sprint Communications, Inc. 9.250% 4/15/22	800,000	874,704
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	1,406,000	1,462,240
		4,009,087

TOTAL CORPORATE DEBT (Cost $175,004,029)		180,985,516

Municipal Obligations — 0.1%
Louisiana State Public Facilities Authority, Revenue Bonds, Series 2011-A, Class A2, 3 mo. USD LIBOR 1.111% FRN 4/26/27	19,466	19,486
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Series 2006-2, Class B, 0.000% FRN 10/25/42 (b)	600,000	597,006

TOTAL MUNICIPAL OBLIGATIONS (Cost $611,216)		616,492

Non-U.S. Government Agency Obligations — 49.8%
Auto Floor Plan Asset-Backed Securities — 0.4%
Navistar Financial Dealer Note Master Owner Trust II Series 2019-1, Class C, 1 mo. USD LIBOR + .950% 1.098% FRN 5/25/24 (a)	856,000	853,333
Series 2019-1, Class D, 1 mo. USD LIBOR + 1.450% 1.598% FRN 5/25/24 (a)	768,000	767,686
		1,621,019
Automobile Asset-Backed Securities — 5.8%
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class C, 3.020% 8/20/26 (a)	5,143,000	5,008,891
Series 2019-3A, Class C, 3.150% 3/20/26 (a)	2,764,000	2,715,925
Series 2019-1A, Class C, 4.530% 3/20/23 (a)	633,000	639,369
Series 2018-1A, Class C, 4.730% 9/20/24 (a)	1,270,000	1,309,745
Carmax Auto Owner Trust, Series 2019-4, Class D 2.800% 4/15/26	1,399,000	1,410,239
Carvana Auto Receivables Trust, Series 2019-4A, Class D 3.070% 7/15/25 (a)	1,734,000	1,783,305
Exeter Automobile Receivables Trust, Series 2019-3A, Class D 3.110% 8/15/25 (a)	985,000	1,013,187
Hertz Fleet Lease Funding LP, Series 2019-1, Class D 3.440% 1/10/33 (a)	1,976,000	1,899,244
Hertz Vehicle Financing II LP Series 2019-3A, Class B, 3.030% 12/26/25 (a)	1,036,000	1,033,132
Series 2017-1A, Class B, 3.560% 10/25/21 (a)	1,430,000	1,427,238
Hertz Vehicle Financing LLC, Series 2018-3A, Class B 4.370% 7/25/24 (a)	950,000	949,952

MassMutual Premier Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Santander Revolving Auto Loan Trust Series 2019-A, Class B, 2.800% 1/26/32 (a)	$399,000	$417,880
Series 2019-A, Class C, 3.000% 1/26/32 (a)	258,000	270,906
Series 2019-A, Class D, 3.450% 1/26/32 (a)	1,720,000	1,800,910
Westlake Automobile Receivables Trust, Series 2019-3A, Class E 3.590% 3/17/25 (a)	1,395,000	1,419,480
		23,099,403
Commercial Mortgage-Backed Securities — 5.7%
BAMLL Commercial Mortgage Securities Trust Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350% 1.509% FRN 9/15/34 (a)	300,000	290,295
Series 2019-BPR, Class DMP, 3.895% VRN 11/05/32 (a) (b)	1,110,000	954,997
Series 2019-BPR, Class CMP, 3.895% VRN 11/05/32 (a) (b)	800,000	737,223
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM, 5.432% VRN 1/12/45 (b)	168,165	166,539
BHMS Mortgage Trust Series 2018-ATLS, Class A, 1 mo. USD LIBOR + 1.250% 1.409% FRN 7/15/35 (a)	1,880,000	1,833,230
Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500% 1.659% FRN 7/15/35 (a)	2,600,000	2,496,064
BX Commercial Mortgage Trust Series 2020-BXLP, Class E, 1 mo. USD LIBOR + 1.600% 1.759% FRN 12/15/36 (a)	1,881,278	1,848,947
Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 1.859% FRN 11/15/35 (a)	1,855,000	1,849,837
Series 2019-XL, Class E, 1 mo. USD LIBOR + 1.800% 1.959% FRN 10/15/36 (a)	742,351	737,964
Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000% 2.159% FRN 10/15/36 (a)	2,892,510	2,853,737
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, 1 mo. USD LIBOR + 2.150% 2.309% FRN 12/15/37 (a)	1,335,725	1,327,116
Commercial Mortgage Trust, Series 2015-DC1, Class B, 4.035% VRN 2/10/48 (b)	797,000	843,942
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 1 mo. USD LIBOR + 1.600% 1.759% FRN 5/15/36 (a)	820,000	811,808
GS Mortgage Securities Trust, Series 2015-GC34, Class C, 4.648% VRN 10/10/48 (b)	1,100,000	1,074,527
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800% 1.959% FRN 5/15/36 (a)	739,000	735,376
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class B 3.769% 2/15/46	1,000,000	1,006,246
Morgan Stanley Capital I Trust, Series 2012-STAR, Class D, 3.926% VRN 8/05/34 (a) (b)	1,000,000	972,319
One New York Plaza Trust Series 2020-1NYP, Class C, 1 mo. USD LIBOR + 2.200% 2.359% FRN 1/15/26 (a)	1,319,000	1,319,395
Series 2020-1NYP, Class D, 1 mo. USD LIBOR + 2.750% 2.909% FRN 1/15/26 (a)	886,000	886,263
		22,745,825

MassMutual Premier Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Home Equity Asset-Backed Securities — 0.0%
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .240% 0.388% FRN 10/25/34 (a)	$154,905	$153,867

Other Asset-Backed Securities — 23.3%
321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 1 mo. USD LIBOR + .200% 0.359% FRN 6/15/41 (a)	173,353	167,892
Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200% 0.359% FRN 3/15/41 (a)	79,973	78,930
AASET Trust Series 2017-1A, Class A, 3.967% 5/16/42 (a)	217,885	202,068
Series 2020-1A, Class B, 4.335% 1/16/40 (a)	489,753	419,964
Series 2018-2A, Class A, 4.454% 11/18/38 (a)	726,086	685,948
Adams Outdoor Advertising LP, Series 2018-1, Class A 4.810% 11/15/48 (a)	785,205	827,961
Affirm Asset Securitization Trust Series 2020-Z2, Class A, 1.900% 1/15/25 (a)	3,962,540	3,959,943
Series 2020-A, Class A, 2.100% 2/18/25 (a)	2,777,000	2,791,495
Series 2020-Z1, Class A, 3.460% 10/15/24 (a)	804,137	802,804
Arbor Realty Commercial Real Estate Notes, Series 2018-FL1, Class A, 1 mo. USD LIBOR + 1.150% 1.309% FRN 6/15/28 (a)	880,000	870,694
Bain Capital Credit CLO Ltd. Series 2016-2A, Class BR, 3 mo. USD LIBOR + 1.800% 2.037% FRN 1/15/29 (a)	500,000	500,000
Series 2020-2A, Class A, 3 mo. USD LIBOR + 1.850% 2.068% FRN 7/21/31 (a)	1,000,000	1,003,034
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class A2R, 3 mo. USD LIBOR + 1.750% 1.987% FRN 1/15/29 (a)	1,500,000	1,499,994
BlueMountain CLO Ltd., Series 2013-1A, Class A1R2, 3 mo. USD LIBOR + 1.230% 1.448% FRN 1/20/29 (a)	978,767	978,764
BRE Grand Islander Timeshare Issuer LLC Series 2017-1A, Class A, 2.940% 5/25/29 (a)	214,418	215,317
Series 2019-A, Class B, 3.780% 9/26/33 (a)	613,034	619,760
Business Jet Securities LLC, Series 2020-1A, Class A 2.981% 11/15/35 (a)	553,350	560,812
Capital Automotive REIT, Series 2017-1A, Class A1 3.870% 4/15/47 (a)	570,033	570,841
Series 2020-1A, Class B1 4.170% 2/15/50 (a)	1,100,000	1,145,432
Castlelake Aircraft Securitization Trust, Series 2019-1A, Class A 3.967% 4/15/39 (a)	384,523	365,679
Castlelake Aircraft Structured Trust, Series 2018-1, Class A 4.125% 6/15/43 (a)	643,151	611,318
Cbam CLO Management Cbam, Series 2018-6A, Class A1R, 3 mo. USD LIBOR + 1.270% 1.507% FRN 1/15/31 (a)	1,500,000	1,500,064
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 3 mo. USD LIBOR + .980% 1.198% FRN 4/20/31 (a)	300,000	298,975
CF Hippolyta LLC, Series 2020-1, Class B1, 1 mo. USD LIBOR + 1.850%, 2.280% FRN 7/15/60 (a)	212,826	216,119

MassMutual Premier Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CIFC Funding IV Ltd., Series 2015-4A, Class A2R, 2.068% FRN 10/20/27 (a)	$300,000	$300,029
CLI Funding LLC, Series 2019-1A, Class A 3.710% 5/18/44 (a)	686,163	699,599
DB Master Finance LLC Series 2019-1A, Class A2I, 3.787% 5/20/49 (a)	624,100	636,271
Series 2019-1A, Class A2II, 4.021% 5/20/49 (a)	736,675	771,482
Domino's Pizza Master Issuer LLC, Series 2018-1A, Class A2I 4.116% 7/25/48 (a)	948,175	993,485
Elara HGV Timeshare Issuer LLC Series 2017-A, Class A, 2.690% 3/25/30 (a)	245,239	244,466
Series 2014-A, Class B, 3.020% VRN 2/25/27 (a) (b)	67,178	67,107
Series 2019-A, Class C, 3.450% 1/25/34 (a)	1,486,223	1,459,874
Elmwood CLO II Ltd., Series 2019-2A, Class A, 3 mo. USD LIBOR + 1.450% 1.668% FRN 4/20/31 (a)	1,250,000	1,251,100
FCI Funding LLC, Series 2019-1A, Class A 3.630% 2/18/31 (a)	197,467	200,532
GoldentTree Loan Management US CLO 1 Ltd., Series 2017-1A, Class B1R, 3 mo. USD LIBOR + 1.450% 1.668% FRN 4/20/29 (a)	500,000	498,048
Goodgreen Trust Series 2019-2A, Class A, 2.760% 10/15/54 (a)	1,358,425	1,404,055
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	681,321	701,892
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	575,130	607,883
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (a) (b)	1,159,167	1,235,702
Hero Funding Trust Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	689,956	710,668
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	160,693	166,046
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	398,022	417,288
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	132,393	138,055
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	782,898	838,209
Hilton Grand Vacations Trust Series 2019-AA, Class C, 2.840% 7/25/33 (a)	1,383,181	1,386,922
Series 2017-AA, Class B, 2.960% 12/26/28 (a)	278,161	280,420
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A 4.458% 12/15/38 (a)	461,570	445,841
Horizon Aircraft Finance III Ltd. Series 2019-2, Class A, 3.425% 11/15/39 (a)	386,309	373,276
Series 2019-2, Class B, 4.458% 11/15/39 (a)	1,757,143	1,506,321
HPS Loan Management Ltd., Series 15A-19, Class A1, 3 mo. USD LIBOR + 1.320% 1.536% FRN 7/22/32 (a)	500,000	500,279
KDAC Aviation Finance Ltd., Series 2017-1A, Class A 4.212% 12/15/42 (a)	380,897	343,553
KKR CLO Ltd., Series 28A, Class A, 3 mo. USD LIBOR + 1.140% 1.357% FRN 3/15/31 (a)	400,000	398,981
KREF Ltd., Series 2018-FL1, Class AS, 1 mo. USD LIBOR + 1.350% 1.503% FRN 6/15/36 (a)	2,600,000	2,593,612
Lendmark Funding Trust, Series 2018-1A, Class A 3.810% 12/21/26 (a)	930,000	941,447
Lunar Aircraft Ltd., Series 2020-1A, Class A 3.376% 2/15/45 (a)	439,449	415,035
MACH 1 Cayman Ltd., Series 2019-1, Class A 3.474% 10/15/39 (a)	889,077	858,888
Marlette Funding Trust, Series 2019-2A, Class B 3.530% 7/16/29 (a)	540,000	552,115

MassMutual Premier Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Milos CLO Ltd., Series 2017-1A, Class AR, 3 mo. USD LIBOR + 1.070% 1.288% FRN 10/20/30 (a)	$1,150,000	$1,143,873
Mosaic Solar Loans LLC Series 2018-2GS, Class A, 4.200% 2/22/44 (a)	604,306	650,709
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	137,199	147,548
Neuberger Berman CLO Ltd., Series 2015-20A, Class BR, 3 mo. USD LIBOR + 1.250% 1.487% FRN 1/15/28 (a)	1,500,000	1,488,116
NP SPE II LLC Series 2019-1A, Class A1, 2.574% 9/20/49 (a)	464,644	464,767
Series 2017-1A, Class A1, 3.372% 10/21/47 (a)	377,054	389,943
NRZ Advance Receivables Trust, Series 2020-T3, Class DT3 2.458% 10/15/52 (a)	899,000	899,008
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A3 2.260% 11/20/50 (a)	853,000	852,114
OCP CLO Ltd., Series 2015-8A, Class A2AR, 3 mo. USD LIBOR + 1.450% 1.668% FRN 4/17/27 (a)	2,150,000	2,149,613
OneMain Financial Issuance Trust, Series 2019-2A, Class C 3.660% 10/14/36 (a)	1,550,000	1,600,047
Orange Lake Timeshare Trust Series 2016-A, Class B, 2.910% 3/08/29 (a)	359,618	357,484
Series 2019-A, Class D, 4.930% 4/09/38 (a)	1,264,493	1,221,156
Oxford Finance Funding Trust, Series 2020-1A, Class A2 3.101% 2/15/28 (a)	698,000	713,734
Palmer Square CLO Ltd., Series 2015-1A, Class A2R2, 3 mo. USD LIBOR + 1.650% 1.863% FRN 5/21/29 (a)	1,250,000	1,250,048
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A 3.967% 6/15/44 (a)	681,467	647,375
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850% 2.998% FRN 2/25/23 (a)	670,000	658,673
RAMP Trust, Series 2005-EFC1, Class M5, 1 mo. USD LIBOR + .975% 1.123% FRN 5/25/35	2,500,000	2,466,030
Recette CLO Ltd., Series 2015-1A, Class CR, 3 mo. USD LIBOR + 1.700% 1.918% FRN 10/20/27 (a)	700,000	699,266
Rockford Tower CLO Ltd. Series 2017-1A, Class BR, 3 mo. USD LIBOR + 1.450% 1.687% FRN 4/15/29 (a)	550,000	544,751
Series 2017-2A, Class BR, 3 mo. USD LIBOR + 1.500% 1.737% FRN 10/15/29 (a)	1,000,000	997,871
RR 3 Ltd., Series 2018-3A, Class A1R2, 3 mo. USD LIBOR + 1.090% 1.327% FRN 1/15/30 (a)	1,250,000	1,246,614
RR 6 Ltd., Series 2019-6A, Class A1A, 3 mo. USD LIBOR + 1.250% 1.487% FRN 4/15/30 (a)	325,000	325,006
SBA Tower Trust, Series 2014-2A, Class C, 3.869% STEP 10/15/49 (a)	1,030,000	1,101,372
Sierra Receivables Funding LLC Series 2016-3A, Class B, 2.630% 10/20/33 (a)	415,826	417,386
Series 2016-2A, Class B, 2.780% 7/20/33 (a)	635,005	634,512
Series 2019-3A, Class C, 3.000% 8/20/36 (a)	1,030,501	1,034,636
Series 2020-2A, Class C, 3.510% 7/20/37 (a)	234,647	239,730
Series 2019-3A, Class D, 4.180% 8/20/36 (a)	756,273	758,204
Series 2019-2A, Class D, 4.540% 5/20/36 (a)	573,814	574,859
Series 2019-1A, Class D, 4.750% 1/20/36 (a)	555,552	559,322
SoFi Consumer Loan Program Trust, Series 2019-3, Class D 3.890% 5/25/28 (a)	2,981,000	3,014,151

MassMutual Premier Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SpringCastle America Funding LLC, Series 2020-AA, Class A 1.970% 9/25/37 (a)	$1,832,226	$1,843,427
Stack Infrastructure Issuer LLC, Series 2020-1A, Class A2 1.893% 8/25/45 (a)	367,000	370,872
Store Master Funding I-VII, Series 2018-1A, Class A3 4.400% 10/20/48 (a)	1,235,417	1,267,382
TAL Advantage VII LLC, Series 2020-1A, Class B 3.820% 9/20/45 (a)	779,000	776,382
TICP CLO XI Ltd., Series 2018-11A, Class A, 1 mo. USD LIBOR + 1.180%, 1.398% FRN 10/20/31	850,000	850,003
TLF National Tax Lien Trust, Series 2017-1A, Class A 3.090% 12/15/29 (a)	706,380	711,161
Trafigura Securitisation Finance PLC, Series 2018-1A, Class B 4.290% 3/15/22 (a)	1,870,000	1,871,608
Treman Park CLO Ltd., Series 2015-1A, Class ARR, 3 mo. USD LIBOR + 1.070% 1.288% FRN 10/20/28 (a)	1,100,000	1,100,022
Trinity Rail Leasing LP, Series 2019-1A, Class A 3.820% 4/17/49 (a)	1,539,315	1,609,876
Trip Rail Master Funding LLC Series 2017-1A, Class A1, 2.709% 8/15/47 (a)	91,973	92,089
Series 2011-1A, Class A2, 6.024% 7/15/41 (a)	2,246,612	2,322,149
Triton Container Finance VIII LLC, Series 2020-1A, Class A 2.110% 9/20/45 (a)	1,272,373	1,284,700
Upstart Securitization Trust, Series 2020-3, Class A 1.702% 11/20/30 (a)	2,402,870	2,400,003
Vantage Data Centers LLC, Series 2020-1A, Class A2 1.645% 9/15/45 (a)	1,425,000	1,434,766
VSE VOI Mortgage LLC Series 2016-A, Class B, 2.740% 7/20/33 (a)	335,610	332,319
Series 2018-A, Class C, 4.020% 2/20/36 (a)	384,747	378,209
Welk Resorts LLC Series 2015-AA, Class A, 2.790% 6/16/31 (a)	81,844	81,823
Series 2017-AA, Class B, 3.410% 6/15/33 (a)	586,813	579,614
Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750% STEP 9/15/43 (a)	602,925	520,342
		93,906,954
Student Loans Asset-Backed Securities — 7.8%
Access Group, Inc., Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500% 1.648% FRN 7/25/58 (a)	530,000	484,529
College Avenue Student Loans LLC Series 2018-A, Class A1, 1 mo. USD LIBOR + 1.200% 1.348% FRN 12/26/47 (a)	1,122,693	1,128,316
Series 2019-A, Class B, 3.810% 12/28/48 (a)	1,038,000	1,066,862
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + .490% 0.727% FRN 1/15/37	480,580	432,098
Commonbond Student Loan Trust Series 2019-AGS, Class B, 3.040% 1/25/47 (a)	960,045	957,045
Series 2018-AGS, Class C, 3.820% 2/25/44 (a)	150,620	152,725
Series 2018-BGS, Class C, 4.120% 9/25/45 (a)	109,647	110,464
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	49,244	49,349
Series 2017-AGS, Class C, 5.280% 5/25/41 (a)	190,334	195,422
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B 2.500% 1/25/30 (a)	164,624	165,334

MassMutual Premier Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050% 2.200% FRN 2/26/35 (a)	$167,248	$158,231
EdLinc Student Loan Funding, Series 2017-A, Class A, PRIME - 1.150% 3.600% FRN 12/01/47 (a)	1,134,199	1,121,574
ELFI Graduate Loan Program LLC, Series 2018-A, Class B 4.000% 8/25/42 (a)	418,717	415,358
Laurel Road Prime Student Loan Trust Series 2017-C, Class B, 2.950% 11/25/42 (a)	418,373	413,858
Series 2019-A, Class BFX, 3.000% 10/25/48 (a)	522,946	528,972
Series 2017-B, Class CFX, 3.610% 8/25/42 (a)	452,896	431,586
Series 2018-B, Class BFX, 3.720% 5/26/43 (a)	546,147	555,294
Navient Private Education Refi Loan Trust, Series 2020-BA, Class B 2.770% 1/15/69 (a)	1,800,000	1,826,912
Navient Student Loan Trust, Series 2018-2A, Class A3, 1 mo. USD LIBOR + .750% 0.898% FRN 3/25/67 (a)	1,830,000	1,799,742
Nelnet Private Education Loan Trust Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750% 1.898% FRN 12/26/40 (a)	126,826	127,396
Series 2016-A, Class A1B, 3.600% 12/26/40 (a)	151,877	152,600
Nelnet Student Loan Trust Series 2007-2A, Class A4A2, 28 day ARS 0.000% FRN 6/25/35 (a)	2,800,000	2,685,975
Series 2018-5A, Class B, 1 mo. USD LIBOR + 1.450% 1.599% FRN 2/25/67 (a)	1,000,000	939,966
Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500% 1.650% FRN 6/25/54 (a)	395,000	382,004
SLC Student Loan Trust, Series 2005-3, Class B, 3 mo. USD LIBOR + .250% 0.467% FRN 6/15/55	1,206,406	1,072,735
SLM Student Loan Trust Series 2006-2, Class R, 0.000% 1/25/41	3,391	1,865,050
Series 2006-7, Class B, 3 mo. USD LIBOR + .200% 0.415% FRN 1/27/42	2,917,524	2,585,151
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 0.505% FRN 1/25/44	1,224,413	1,092,062
Series 2005-9, Class B, 3 mo. USD LIBOR + .300% 0.515% FRN 1/25/41	908,251	842,463
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 0.525% FRN 1/25/55	440,905	408,080
Series 2003-11, Class B, 3 mo. USD LIBOR + .650% 0.867% FRN 12/15/38	348,413	319,731
SMB Private Education Loan Trust Series 2016-B, Class A2B, 1 mo. USD LIBOR + 1.450% 1.609% FRN 2/17/32 (a)	231,281	232,310
Series 2015-C, Class A3, 1 mo. USD LIBOR + 1.950% 2.109% FRN 8/16/32 (a)	1,350,000	1,366,886
SoFi Alternative Trust, Series 2019-C, Class PT, 4.974% VRN 1/25/45 (a) (b)	2,062,360	2,224,678
SoFi Professional Loan Program LLC Series 2018-A, Class R1, 0.000% 2/25/42 (a)	1,928,100	713,154
Series 2017-D, Class R1, 0.000% 9/25/40 (a)	2,333,800	675,542
Series 2018-B, Class R1, 0.000% 8/26/47 (a)	1,727,800	640,873
Series 2018-D, Class R1, 0.000% 2/25/48 (a)	2,069,700	457,611
Series 2019-A, Class R1, 0.000% 6/15/48 (a)	3,162,200	681,138
		31,459,076
Whole Loan Collateral Collateralized Mortgage Obligations — 6.8%
Angel Oak Mortgage Trust Series 2020-5, Class A2, 1.579% VRN 5/25/65 (a) (b)	871,651	876,021
Series 2020-5, Class A3, 2.041% VRN 5/25/65 (a) (b)	793,124	797,046
Series 2018-3, Class A3, 3.238% VRN 5/25/59 (a) (b)	1,443,733	1,461,896
Series 2019-6, Class M1, 3.389% VRN 11/25/59 (a) (b)	1,900,000	1,931,819

MassMutual Premier Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, 3.076% VRN 8/25/34 (b)	$21,896	$21,462
Citigroup Mortgage Loan Trust Series 2019-IMC1, Class A3, 3.030% VRN 7/25/49 (a) (b)	836,725	853,842
Series 2019-IMC1, Class M1, 3.170% VRN 7/25/49 (a) (b)	1,798,000	1,854,252
Deephaven Residential Mortgage Trust Series 2018-1A, Class A2, 3.027% VRN 12/25/57 (a) (b)	306,137	308,439
Series 2019-4A, Class M1, 3.484% VRN 10/25/59 (a) (b)	1,300,000	1,319,483
Series 2018-2A, Class A3, 3.684% VRN 4/25/58 (a) (b)	955,325	954,543
Series 2018-3A, Class A3, 3.963% VRN 8/25/58 (a) (b)	211,834	214,613
Series 2018-4A, Class A3, 4.285% VRN 10/25/58 (a) (b)	879,785	880,492
JP Morgan Mortgage Trust Series 2018-1, Class A5, 3.500% VRN 6/25/48 (a) (b)	178,751	180,406
Series 2018-4, Class A15, 3.500% VRN 10/25/48 (a) (b)	31,788	31,758
Series 2017-6, Class A5, 3.500% VRN 12/25/48 (a) (b)	247,377	249,463
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2, 2.996% VRN 2/25/34 (b)	63,108	61,429
MFA Trust Series 2020-NQM1, Class A2, 1.787% VRN 8/25/49 (a) (b)	1,431,775	1,446,004
Series 2020-NQM1, Class A3, 2.300% VRN 8/25/49 (a) (b)	1,668,644	1,673,197
New Residential Mortgage Loan Trust Series 2019-NQM2, Class A3, 3.752% VRN 4/25/49 (a) (b)	669,601	682,141
Series 2019-NQM1, Class A3, 3.928% VRN 1/25/49 (a) (b)	1,071,234	1,092,343
Onslow Bay Financial LLC, Series 2020-INV1, Class A21, 3.500% VRN 12/25/49 (a) (b)	1,266,057	1,294,125
PSMC Trust Series 2018-1, Class A3, 3.500% VRN 2/25/48 (a) (b)	250,284	251,932
Series 2018-2, Class A3, 3.500% VRN 6/25/48 (a) (b)	154,728	155,087
Sequoia Mortgage Trust, Series 2018-5, Class A4, 3.500% VRN 5/25/48 (a) (b)	131,567	132,043
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3, 2.916% VRN 9/27/49 (a) (b)	1,372,537	1,408,853
TIAA Bank Mortgage Loan Trust, Series 2018-2, Class A4, 3.500% VRN 7/25/48 (a) (b)	77,208	77,351
Verus Securitization Trust Series 2020-1, Class M1, 3.021% VRN 1/25/60 (a) (b)	2,551,000	2,559,697
Series 2019-4, Class M1, 3.207% VRN 11/25/59 (a) (b)	1,100,000	1,108,531
Series 2019-INV2, Class A3, 3.219% VRN 7/25/59 (a) (b)	1,505,169	1,549,116
Series 2019-INV3, Class M1, 3.279% VRN 11/25/59 (a) (b)	667,000	682,727
Series 2020-4, Class M1, 3.291% VRN 5/25/65 (a) (b)	1,254,000	1,285,645
		27,395,756

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $202,569,670)		200,381,900

U.S. Government Agency Obligations and Instrumentalities — 1.3%
Pass-Through Securities — 0.0%
Federal Home Loan Mortgage Corp. Pool #1Q0239, 1 year CMT + 2.212% 3.235% 3/01/37	117,424	124,048
Federal National Mortgage Association Pool #775539 12 mo. USD LIBOR + 1.641% 2.516% 5/01/34	16,248	16,891
Government National Mortgage Association Pool #507545 7.500% 8/15/29	23,690	27,525
		168,464

MassMutual Premier Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Whole Loans — 1.3%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2020-DNA5, Class M2, SOFR + 2.800% 2.882% FRN 10/25/50 (a)	$1,236,000	$1,249,155
Series 2020-DNA3, Class M2, 1 mo. USD LIBOR + 3.000% 3.148% FRN 6/25/50 (a)	3,218,000	3,235,501
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R03, Class 1M2, 1 mo. USD LIBOR + 2.150% 2.298% FRN 9/25/31 (a)	83,208	82,926
Series 2019-R02, Class 1M2, 1 mo. USD LIBOR + 2.300% 2.448% FRN 8/25/31 (a)	536,780	535,053
		5,102,635

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $5,223,557)		5,271,099

U.S. Treasury Obligations — 0.4%
U.S. Treasury Bonds & Notes — 0.4%
U.S. Treasury Note 8.000% 11/15/21 (c)	1,720,000	1,836,604

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,962,681)		1,836,604

TOTAL BONDS & NOTES (Cost $385,371,153)		389,091,611

TOTAL PURCHASED OPTIONS (#) — 0.1% (Cost $609,046)		391,060

TOTAL LONG-TERM INVESTMENTS (Cost $385,980,199)		389,482,671

Short-Term Investments — 9.7%
Commercial Paper — 9.2%
Ameren Corp. 0.152% 1/04/21	4,000,000	3,999,933
American Honda Finance Corp. 0.213% 1/05/21	2,000,000	1,999,943
0.243% 2/08/21	1,000,000	999,661
0.274% 2/16/21	2,000,000	1,999,175
Centerpoint Energy, Inc. 0.213% 1/06/21 (a)	3,000,000	2,999,944
Intercontinental Exchange, Inc. 0.355% 4/05/21 (a)(d)	4,000,000	3,995,808
National Grid PLC 0.254% 1/06/21 (a)	2,000,000	1,999,957
NiSource, Inc. 0.254% 1/14/21 (a)	3,000,000	2,999,805
Standard Chartered Bank 0.284% 5/10/21 (a)	1,000,000	999,231
Suncor Energy, Inc. 0.254% 1/07/21 (a)	4,000,000	3,999,883
0.325% 3/03/21 (a)	1,000,000	999,551
Telus Corp. 0.162% 2/04/21 (a)	5,000,000	4,998,897

MassMutual Premier Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Vodafone Group PLC 0.355% 1/04/21 (a)	$5,000,000	$4,999,917
		36,991,705
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/20, 0.000%, due 1/04/21 (e)	1,933,003	1,933,003

TOTAL SHORT-TERM INVESTMENTS (Cost $38,925,266)		38,924,708

TOTAL INVESTMENTS — 106.4% (Cost $424,905,465) (f)		428,407,379

Other Assets/(Liabilities) — (6.4)%		(25,904,209)

NET ASSETS — 100.0%		$402,503,170

Abbreviation Legend

ARS	Auction Rate Security

CLO	Collateralized Loan Obligation

FRN	Floating Rate Note

STEP	Step Up Bond

VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2020, the aggregate market value of these securities amounted to $275,194,225 or 68.37% of net assets.

(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2020.

(c)	A portion of this security is pledged/held as collateral for open derivatives.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2020, these securities amounted to a value of $3,995,808 or 0.99% of net assets.

(e)	Maturity value of $1,933,003. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 12/30/21, and an aggregate market value, including accrued interest, of $1,971,704.

(f)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Premier Short-Duration Bond Fund — Portfolio of Investments (Continued)

(#) Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%	Semi-Annually	USD	800,000	$80,160	$39,994	$40,166
Put
10-Year Interest Rate Swap, 2/02/43	Credit Suisse International	1/31/33	3.11%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	11,880,000	$310,900	$569,052	$(258,152)
									$391,060	$609,046	$(217,986)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Note 10 Year	3/22/21	337	$46,543,953	$(11,625)

Short
90 Day Eurodollar	3/15/21	4	$(975,487)	$(22,813)
U.S. Treasury Ultra 10 Year	3/22/21	116	(18,247,877)	110,189
U.S. Treasury Note 2 Year	3/31/21	231	(50,988,937)	(56,649)
U.S. Treasury Note 5 Year	3/31/21	1,217	(153,186,078)	(355,587)
90 Day Eurodollar	9/13/21	8	(1,951,273)	(45,327)
90 Day Eurodollar	3/14/22	7	(1,706,839)	(40,011)
90 Day Eurodollar	9/19/22	6	(1,462,405)	(34,520)
90 Day Eurodollar	3/13/23	5	(1,217,921)	(28,892)
90 Day Eurodollar	12/18/23	7	(1,703,516)	(37,997)
90 Day Eurodollar	12/16/24	19	(4,618,125)	(96,250)
				$(607,857)

Currency Legend

USD	U.S. Dollar

MassMutual Premier Inflation-Protected and Income Fund — Portfolio of Investments
December 31, 2020 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 80.6%

Non-U.S. Government Agency Obligations — 53.3%
Auto Floor Plan Asset-Backed Securities — 2.0%
Navistar Financial Dealer Note Master Owner Trust II Series 2019-1, Class A, 1 mo. USD LIBOR + .640% 0.788% FRN 5/25/24 (a)	$2,800,000	$2,803,795
Series 2019-1, Class B, 1 mo. USD LIBOR + .750% 0.898% FRN 5/25/24 (a)	3,159,000	3,154,613
Series 2019-1, Class C, 1 mo. USD LIBOR + .950% 1.098% FRN 5/25/24 (a)	1,611,000	1,605,980
		7,564,388
Automobile Asset-Backed Securities — 8.9%
American Credit Acceptance Receivables Trust, Series 2018-3, Class C 3.750% 10/15/24 (a)	1,674,107	1,681,920
AmeriCredit Automobile Receivables Trust, Series 2020-2, Class A2A 0.600% 12/18/23	3,325,174	3,331,243
Avis Budget Rental Car Funding AESOP LLC Series 2019-1A, Class C, 4.530% 3/20/23 (a)	322,000	325,240
Series 2016-1A, Class C, 4.940% 6/20/22 (a)	1,150,000	1,155,440
CarMax Auto Owner Trust Series 2016-4, Class B, 1.920% 7/15/22	310,000	310,000
Series 2017-1, Class C, 2.840% 10/17/22	320,000	321,463
Series 2017-2, Class D, 3.390% 10/16/23	2,650,000	2,681,639
Exeter Automobile Receivables Trust, Series 2020-2A, Class A 1.130% 8/15/23 (a)	475,706	477,024
Hertz Vehicle Financing II LP Series 2016-4A, Class B, 3.290% 7/25/22 (a)	2,000,000	1,993,342
Series 2017-1A, Class B, 3.560% 10/25/21 (a)	2,430,000	2,425,307
Series 2019-1A, Class B, 4.100% 3/25/23 (a)	2,000,000	2,001,859
Series 2017-2A, Class C, 5.310% 10/25/23 (a)	1,750,000	1,729,532
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A 3.430% 12/16/24 (a)	490,897	495,789
OSCAR US Funding Trust IX LLC, Series 2018-2A, Class A3 3.390% 9/12/22 (a)	2,103,490	2,121,824
OSCAR US Funding X LLC, Series 2019-1A, Class A2 3.100% 4/11/22 (a)	914,550	916,909
OSCAR US Funding XI LLC, Series 2019-2A, Class A2 2.490% 8/10/22 (a)	2,663,343	2,676,882
Santander Drive Auto Receivables Trust, Series 2020-2, Class A2A 0.620% 5/15/23	3,600,011	3,603,122
Tesla Auto Lease Trust, Series 2018-B, Class A 3.710% 8/20/21 (a)	3,192,730	3,212,262

MassMutual Premier Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
World Omni Auto Receivables Trust, Series 2019-C, Class A2B, 1 mo. USD LIBOR + .230% 0.389% FRN 2/15/23	$3,009,387	$3,010,613
		34,471,410
Commercial Mortgage-Backed Securities — 3.6%
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500% 1.659% FRN 7/15/35 (a)	1,150,000	1,104,028
BX Commercial Mortgage Trust Series 2020-BXLP, Class E, 1 mo. USD LIBOR + 1.600% 1.759% FRN 12/15/36 (a)	1,198,903	1,178,299
Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 1.859% FRN 11/15/35 (a)	1,449,000	1,444,967
Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000% 2.159% FRN 10/15/36 (a)	2,325,780	2,294,603
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD LIBOR + 1.750% 1.909% FRN 12/15/37 (a)	250,836	250,856
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 1 mo. USD LIBOR + 1.600% 1.759% FRN 5/15/36 (a)	6,000,000	5,940,058
DBJPM 17-C6 Mortgage Trust, Series 2017-C6, Class A1 1.907% 6/10/50	439,018	441,808
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2018-LAQ, Class A, 1 mo. USD LIBOR + 1.000% 1.159% FRN 6/15/32 (a)	640,246	632,273
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800% 1.959% FRN 5/15/36 (a)	389,000	387,093
		13,673,985
Home Equity Asset-Backed Securities — 2.3%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W2, Series 2005-W2, Class A2C, 1 mo. USD LIBOR + .720% 0.868% FRN 10/25/35	396,948	396,295
Centex Home Equity Loan Trust 2005-D, Series 2005-D, Class M3, 1 mo. USD LIBOR + .720% 0.868% FRN 10/25/35	3,379,546	3,364,175
JP Morgan Mortgage Acquisition Trust 2006-CW1, Series 2006-CW1, Class A5, 1 mo. USD LIBOR + .480% 0.628% FRN 5/25/36	1,906,589	1,899,121
Option One Mortgage Loan Trust Asset-Backed Certificates, Series 2005-5, Class M1, 1 mo. USD LIBOR + .585% 0.733% FRN 12/25/35	3,243,954	3,217,720
		8,877,311
Other Asset-Backed Securities — 19.6%
321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 1 mo. USD LIBOR + .200% 0.359% FRN 6/15/41 (a)	671,655	650,498
321 Henderson Receivables LLC Series 2006-3A, Class A1, 1 mo. USD LIBOR + .200% 0.359% FRN 9/15/41 (a)	82,107	80,465
Series 2007-1A, Class A1, 1 mo. USD LIBOR + .200% 0.359% FRN 3/15/42 (a)	404,786	391,041

MassMutual Premier Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
AASET Trust Series 2017-1A, Class A, 3.967% 5/16/42 (a)	$129,893	$120,463
Series 2018-2A, Class A, 4.454% 11/18/38 (a)	1,279,294	1,208,574
Affirm Asset Securitization Trust Series 2020-Z2, Class A, 1.900% 1/15/25 (a)	3,732,160	3,729,714
Series 2020-Z1, Class A, 3.460% 10/15/24 (a)	2,390,279	2,386,318
AIMCO CLO, Series 2015-AA, Class AR, 3 mo. USD LIBOR + .850% 1.087% FRN 1/15/28 (a)	1,345,560	1,342,733
Arbor Realty Commercial Real Estate Notes, Series 2018-FL1, Class A, 1 mo. USD LIBOR + 1.150% 1.309% FRN 6/15/28 (a)	920,000	910,271
Avant Loans Funding Trust, Series 2019-B, Class A 2.720% 10/15/26 (a)	442,139	443,468
Avery Point IV CLO Ltd., Series 2014-1A, Class AR, 3 mo. USD LIBOR + 1.100% 1.315% FRN 4/25/26 (a)	149,551	149,571
Carlyle Global Market Strategies CLO Ltd., Series 2013-2A, Class AR, 3 mo. USD LIBOR + .890% 1.108% FRN 1/18/29 (a)	1,877,537	1,866,809
First Franklin Mortgage Loan Trust, Series 2005-FF9, Class A4, 1 mo. USD LIBOR + .720% 0.868% FRN 10/25/35	1,473,200	1,464,806
KREF Ltd. Series 2018-FL1, Class A, 1 mo. USD LIBOR + 1.100% 1.253% FRN 6/15/36 (a)	4,300,000	4,292,713
Series 2018-FL1, Class AS, 1 mo. USD LIBOR + 1.350% 1.503% FRN 6/15/36 (a)	1,520,000	1,516,265
Series 2018-FL1, Class D, 1 mo. USD LIBOR + 2.550% 2.703% FRN 6/15/36 (a)	2,110,000	2,058,534
LCM Ltd., Series 19A, Class AR, 3 mo. USD LIBOR + 1.240% 1.477% FRN 7/15/27 (a)	1,133,884	1,133,952
Lendmark Funding Trust, Series 2018-1A, Class A 3.810% 12/21/26 (a)	410,000	415,047
Magnetite XVIII Ltd., Series 2016-18A, Class AR, 3 mo. USD LIBOR + 1.080% 1.301% FRN 11/15/28 (a)	3,000,000	2,995,821
Marlette Funding Trust Series 2019-4A, Class A, 2.390% 12/17/29 (a)	3,212,187	3,237,446
Series 2019-3A, Class A, 2.690% 9/17/29 (a)	2,089,189	2,103,945
Series 2019-2A, Class A, 3.130% 7/16/29 (a)	2,514,725	2,536,148
Series 2019-1A, Class A, 3.440% 4/16/29 (a)	3,532,838	3,558,391
Series 2018-3A, Class B, 3.860% 9/15/28 (a)	1,635,029	1,640,401
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class AR, 3 mo. USD LIBOR + .800% 1.037% FRN 1/15/28 (a)	1,337,976	1,334,278
NP SPE II LLC, Series 2019-1A, Class A1 2.574% 9/20/49 (a)	295,536	295,614
NRZ Advance Receivables Trust 2015-ON1, Series 2020-T3, Class CT3 1.814% 10/15/52 (a)	965,000	964,999
OCP CLO Ltd., Series 2015-10A, Class A1R, 3 mo. USD LIBOR + .820% 1.035% FRN 10/26/27 (a)	847,159	845,274
Onemain Financial Issuance Trust, Series 2018-1A, Class A 3.300% 3/14/29 (a)	3,779,000	3,813,288
Orange Lake Timeshare Trust, Series 2016-A, Class A 2.610% 3/08/29 (a)	628,225	632,310
PFS Financing Corp. Series 2019-B, Class A, 1 mo. USD LIBOR + .550% 0.709% FRN 9/15/23 (a)	600,000	600,534

MassMutual Premier Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-B, Class B, 1 mo. USD LIBOR + .800% 0.959% FRN 9/15/23 (a)	$1,100,000	$1,096,933
Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2I 4.262% 9/05/48 (a)	2,541,500	2,552,682
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850% 2.998% FRN 2/25/23 (a)	270,000	265,436
RAMP Series 2006-RZ4 Trust, Series 2006-RZ4, Class A3, 1 mo. USD LIBOR + .270% 0.418% FRN 10/25/36	3,313,566	3,283,412
SCF Equipment Leasing LLC, Series 2020-1A, Class A2 0.680% 10/20/25 (a)	1,671,000	1,674,477
Sierra Receivables Funding LLC Series 2019-3A, Class C, 3.000% 8/20/36 (a)	1,846,313	1,853,722
Series 2019-1A, Class C, 3.770% 1/20/36 (a)	505,047	506,958
Series 2018-1A, Class B, 4.036% 4/20/35	526,889	539,093
Series 2019-3A, Class D, 4.180% 8/20/36 (a)	463,153	464,335
Series 2019-1A, Class D, 4.750% 1/20/36 (a)	324,072	326,271
SoFi Consumer Loan Program Trust Series 2017-4, Class A, 2.500% 5/26/26 (a)	125,253	125,745
Series 2017-6, Class A2, 2.820% 11/25/26 (a)	894,709	898,384
Series 2018-1, Class A2, 3.140% 2/25/27 (a)	638,909	641,242
Series 2016-1A, Class A, 3.260% 8/25/25 (a)	1,363,502	1,371,869
SoFi Consumer Loan Program LLC, Series 2016-2A, Class B, 4.770% VRN 10/27/25 (a) (b)	1,583,648	1,591,840
Structured Asset Investment Loan Trust, Series 2005-2, Class M2, 1 mo. USD LIBOR + .735% 0.883% FRN 3/25/35	2,003,194	1,986,992
Trafigura Securitisation Finance PLC Series 2018-1A, Class A1, 1 mo. USD LIBOR + .730% 0.889% FRN 3/15/22 (a)	1,340,000	1,339,343
Series 2018-1A, Class A2, 3.730% 3/15/22 (a)	1,000,000	1,019,594
Upstart Securitization Trust Series 2020-3, Class A, 1.702% 11/20/30 (a)	3,758,643	3,754,158
Series 2018-2, Class C, 5.494% 12/22/25 (a)	1,316,146	1,334,194
Verizon Owner Trust., Series 2018-1A, Class A1A 2.820% 9/20/22 (a)	422,989	424,674
		75,771,045
Student Loans Asset-Backed Securities — 9.2%
Brazos Higher Education Authority, Inc., Series 2006-2, Class B2 1.659% 6/25/42	1,050,000	1,039,784
Chase Education Loan Trust, Series 2007-A, Class A4, 3 mo. USD LIBOR + .100% 0.351% FRN 6/28/39	2,813,911	2,674,907
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + .490% 0.727% FRN 1/15/37	307,571	276,543
Commonbond Student Loan Trust, Series 2018-CGS, Class C 4.350% 2/25/46 (a)	24,622	24,674
DRB Prime Student Loan Trust Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900% 2.045% FRN 10/25/44 (a)	536,421	539,354
Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000% 2.148% FRN 4/25/40 (a)	218,309	216,091
ECMC Group Student Loan Trust Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200% 1.348% FRN 12/27/66 (a)	1,279,958	1,285,500

MassMutual Premier Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350% 1.498% FRN 7/26/66 (a)	$1,347,906	$1,367,052
EdLinc Student Loan Funding Trust, Series 2017-A, Class A, PRIME - 1.150% 3.600% FRN 12/01/47 (a)	354,437	350,492
Edsouth Indenture, No.10 LLC, Series 2015-2, Class B, 1 mo. USD LIBOR + 1.500% 1.648% FRN 12/25/58 (a)	750,000	739,150
ELFI Graduate Loan Program LLC, Series 2018-A, Class A1, 1 mo. USD LIBOR + .750% 0.898% FRN 8/25/42 (a)	1,185,253	1,176,899
Goal Capital Funding Trust, Series 2010-1, Class A, 3 mo. USD LIBOR + .700% 0.907% FRN 8/25/48 (a)	188,760	186,535
JP Morgan Student Loan Trust, Series 2007-A, Class B, 3 mo. USD LIBOR + .350% 0.572% FRN 6/28/39 (a)	281,296	253,803
KeyCorp Student Loan Trust, Series 2005-A, Class 2B, 3 mo. USD LIBOR + .730% 0.981% FRN 9/27/38	1,445,155	1,440,874
Laurel Road Prime Student Loan Trust Series 2017-C, Class A1, 0.698% FRN 11/25/42 (a) (b)	89,156	86,180
Series 2019-A, Class A1FX, 2.340% 10/25/48 (a)	450,996	442,257
Series 2018-B, Class A2FX, 3.540% 5/26/43 (a)	2,661,427	2,728,194
Navient Student Loan Trust Series 2016-7A, Class A, 1 mo. USD LIBOR + 1.150% 1.298% FRN 3/25/66 (a)	1,452,288	1,469,495
Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250% 1.398% FRN 6/25/65 (a)	1,530,522	1,544,312
Series 2019-3A, Class B, 1 mo. USD LIBOR + 1.550% 1.698% FRN 7/25/68 (a)	2,550,000	2,549,970
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750% 1.898% FRN 12/26/40 (a)	111,807	112,310
Nelnet Student Loan Trust Series 2005-2, Class B, 3 mo. USD LIBOR + .170% 0.406% FRN 3/23/37	523,365	446,389
Series 2006-2, Class B, 3 mo. USD LIBOR + .200% 0.415% FRN 1/25/38	391,556	334,714
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 0.501% FRN 6/25/41	245,881	212,436
Series 2004-3, Class B, 3 mo. USD LIBOR + .350% 0.565% FRN 10/25/40	625,527	564,911
Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500% 1.648% FRN 6/25/41 (a)	295,000	280,005
SLC Student Loan Trust Series 2006-2, Class B, 3 mo. USD LIBOR + .230% 0.447% FRN 12/15/39	310,443	277,253
Series 2005-2, Class B, 3 mo. USD LIBOR + .280% 0.497% FRN 3/15/40	1,036,911	906,187
SLM Private Credit Student Loan Trust, Series 2004-B, Class B, 3 mo. USD LIBOR + .470% 0.687% FRN 9/15/33	218,405	218,144
SLM Student Loan Trust Series 2006-5, Class A5, 3 mo. USD LIBOR + .110% 0.325% FRN 1/25/27	330,654	330,486
Series 2006-4, Class B, 3 mo. USD LIBOR + .200% 0.415% FRN 1/25/70	202,981	181,167
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 0.425% FRN 10/25/40	248,976	222,573
Series 2006-2, Class B, 3 mo. USD LIBOR + .220% 0.435% FRN 1/25/41	295,924	261,596
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 0.525% FRN 1/25/55	264,543	244,848
Series 2004-3, Class B, 3 mo. USD LIBOR + .470% 0.685% FRN 10/25/64	205,177	190,857
Series 2003-11, Class B, 3 mo. USD LIBOR + .650% 0.867% FRN 12/15/38	237,554	217,999
SMB Private Education Loan Trust Series 2019-A, Class A2B, 1 mo. USD LIBOR + .870% 1.029% FRN 7/15/36 (a)	1,684,164	1,677,021

MassMutual Premier Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2014-A, Class A2B, 1 mo. USD LIBOR + 1.150% 1.309% FRN 5/15/26 (a)	$531,003	$531,920
SoFi Alternative Trust, Series 2019-C, Class PT, 4.974% VRN 1/25/45 (a) (b)	1,195,571	1,289,668
SoFi Professional Loan Program LLC Series 2019-C, Class A1FX, 2.130% 11/16/48 (a)	747,962	751,891
Series 2016-B, Class A2B, 2.740% 10/25/32 (a)	3,339,865	3,387,905
Series 2018-D, Class A2FX, 3.600% 2/25/48 (a)	2,452,479	2,544,641
		35,576,987
Whole Loan Collateral Collateralized Mortgage Obligations — 7.7%
Angel Oak Mortgage Trust, Series 2018-3, Class A3, 3.238% VRN 5/25/59 (a) (b)	620,805	628,616
BRAVO Residential Funding Trust, Series 2019-NQM1, Class A1, 2.666% VRN 7/25/59 (a) (b)	5,665,013	5,808,437
CIM Trust, Series 2019-INV3, Class A11, 1 mo. USD LIBOR + 1.000% 1.100% FRN 8/25/49 (a)	2,430,897	2,435,776
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class A3, 3.030% VRN 7/25/49 (a) (b)	746,375	761,643
Deephaven Residential Mortgage Trust Series 2019-4A, Class A3, 3.047% VRN 10/25/59 (a) (b)	3,062,927	3,078,280
Series 2019-2A, Class A1, 3.558% VRN 4/25/59 (a) (b)	531,601	539,843
Series 2018-4A, Class A3, 4.285% VRN 10/25/58 (a) (b)	943,193	943,950
HomeBanc Mortgage Trust, Series 2005-3, Class A1, 1 mo. USD LIBOR + .480% 0.628% FRN 7/25/35	2,518,868	2,504,900
JP Morgan Mortgage Trust Series 2018-1, Class A5, 3.500% VRN 6/25/48 (a) (b)	81,251	82,003
Series 2018-3, Class A5, 3.500% VRN 9/25/48 (a) (b)	182,691	184,750
Series 2017-6, Class A5, 3.500% VRN 12/25/48 (a) (b)	104,546	105,428
New Residential Mortgage Loan Trust Series 2019-NQM2, Class A3, 3.752% VRN 4/25/49 (a) (b)	373,064	380,050
Series 2019-NQM1, Class A3, 3.928% VRN 1/25/49 (a) (b)	683,766	697,240
Onslow Bay Financial LLC, Series 2020-EXP1, Class 2A2, 1 mo. USD LIBOR + .950% 1.098% FRN 2/25/60 (a)	1,366,350	1,368,467
PSMC Trust, Series 2018-1, Class A3, 3.500% VRN 2/25/48 (a) (b)	95,346	95,974
Sequoia Mortgage Trust, Series 2018-3, Class A4, 3.500% VRN 3/25/48 (a) (b)	110,841	111,763
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3, 2.916% VRN 9/27/49 (a) (b)	1,043,657	1,071,271
Verus Securitization Trust Series 2019-INV2, Class A3, 3.219% VRN 7/25/59 (a) (b)	1,220,407	1,256,040
Series 2019-2, Class A3, 3.448% VRN 5/25/59 (a) (b)	2,200,373	2,243,988
Series 2019-1, Class A1, 3.836% VRN 2/25/59 (a) (b)	1,533,449	1,554,996
Series 2019-1, Class A3, 4.040% VRN 2/25/59 (a) (b)	3,858,175	3,942,887
		29,796,302

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $205,251,143)		205,731,428

U.S. Government Agency Obligations and Instrumentalities — 3.9%
Whole Loans — 3.9%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2020-DNA6, Class M1, SOFR + 0.900% 0.977% FRN 12/25/50 (a)	1,991,000	1,990,995

MassMutual Premier Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2020-DNA5, Class M1, SOFR + 1.300% 1.382% FRN 10/25/50 (a)	$1,774,000	$1,778,533
Series 2020-DNA3, Class M1, 1 mo. USD LIBOR + 1.500% 1.648% FRN 6/25/50 (a)	3,526,598	3,531,337
Series 2020-DNA4, Class M1, 1 mo. USD LIBOR + 1.500% 1.648% FRN 8/25/50 (a)	4,371,289	4,383,280
Series 2020-DNA5, Class M2, SOFR + 2.800% 2.882% FRN 10/25/50 (a)	1,525,000	1,541,231
Series 2020-DNA3, Class M2, 1 mo. USD LIBOR + 3.000% 3.148% FRN 6/25/50 (a)	1,250,000	1,256,798
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2019-R03, Class 1M2, 1 mo. USD LIBOR + 2.150% 2.298% FRN 9/25/31 (a)	669,157	666,890
		15,149,064
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $15,134,043)		15,149,064

U.S. Treasury Obligations — 23.4%
U.S. Treasury Bonds & Notes — 23.4%
U.S. Treasury Inflation Index
0.125% 10/15/24	5,784,873	6,202,318
0.125% 4/15/25	1,008,070	1,084,410
0.125% 10/15/25	2,910,160	3,164,079
0.125% 7/15/26	3,334,820	3,667,217
0.125% 1/15/30	5,363,865	5,983,084
0.125% 7/15/30	6,905,876	7,746,091
0.250% 1/15/25	4,397,400	4,744,840
0.250% 7/15/29	4,504,429	5,098,568
0.250% 2/15/50	2,025,580	2,412,999
0.375% 7/15/25 (c)	3,129,300	3,436,811
0.500% 4/15/24	3,561,849	3,817,857
0.500% 1/15/28	1,477,868	1,675,610
0.625% 4/15/23	3,113,392	3,278,182
0.625% 1/15/24	2,231,868	2,395,276
0.625% 1/15/26	2,520,432	2,813,203
0.625% 2/15/43	1,132,510	1,411,199
0.750% 7/15/28	2,458,448	2,859,003
0.750% 2/15/42	1,267,574	1,612,856
0.750% 2/15/45	1,536,993	1,981,299
0.875% 1/15/29	3,712,392	4,362,447
0.875% 2/15/47	1,348,350	1,812,021
1.000% 2/15/46	549,440	749,005
1.000% 2/15/49	1,660,806	2,337,498
1.375% 2/15/44	2,625,538	3,779,441
2.000% 1/15/26	1,836,674	2,183,681
2.125% 2/15/40	843,297	1,305,738
2.125% 2/15/41	963,106	1,509,957
2.375% 1/15/25	966,959	1,129,856
3.625% 4/15/28	1,489,158	2,047,243
3.875% 4/15/29	2,455,061	3,537,109
		90,138,898
TOTAL U.S. TREASURY OBLIGATIONS (Cost $84,092,730)		90,138,898

TOTAL BONDS & NOTES (Cost $304,477,916)		311,019,390

TOTAL PURCHASED OPTIONS (#) — 0.2% (Cost $1,137,772)		740,413

TOTAL LONG-TERM INVESTMENTS (Cost $305,615,688)		311,759,803

MassMutual Premier Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Short-Term Investments — 21.0%
Commercial Paper — 19.7%
Agilent Technologies, Inc. 0.304% 2/25/21 (a)	$2,000,000	$1,999,235
American Electric Power Co., Inc. 0.294% 1/26/21 (a)	3,274,000	3,273,511
American Honda Finance Corp. 0.294% 3/03/21	5,000,000	4,997,227
Entergy Corp. 0.386% 5/17/21 (a)	5,000,000	4,993,150
FMC Technologies, Inc. 0.274% 2/05/21 (a)	5,000,000	4,998,860
Intercontinental Exchange, Inc. 0.406% 6/08/21 (a) (d)	3,000,000	2,993,940
0.406% 6/29/21 (a) (d)	2,000,000	1,995,230
Parker-Hannifin Corp. 0.274% 2/04/21 (a)	2,000,000	1,999,527
PPG Industries, Inc. 0.427% 8/02/21	5,000,000	4,988,379
Rogers Communications, Inc. 0.458% 8/25/21 (a)	4,000,000	3,989,625
Schlumberger Holdings Corp. 0.407% 7/29/21 (a)	2,000,000	1,996,733
Spire, Inc. 0.304% 2/10/21 (a)	1,000,000	999,732
0.315% 3/23/21 (a)	3,400,000	3,397,870
Standard Chartered PLC 0.264% 6/30/21 (a)	5,000,000	4,993,715
Suncor Energy, Inc. 0.305% 1/29/21 (a)	1,000,000	999,825
0.325% 3/01/21 (a)	3,500,000	3,498,483
Telus Corp. 0.305% 4/27/21 (a)	2,000,000	1,997,946
0.305% 6/16/21 (a)	3,000,000	2,995,046
Transcanada Pipelines Ltd. 0.284% 1/21/21 (a)	1,000,000	999,889
VF Corp. 0.254% 2/08/21 (a)	4,000,000	3,999,151
Vodafone Group PLC 0.335% 1/06/21 (a)	2,000,000	1,999,950
Walgreens Boots Alliance, Inc. 0.406% 2/24/21 (a)	5,000,000	4,997,349
Walt Disney Co. 0.356% 7/16/21 (a)	2,000,000	1,996,345
Waste Management, Inc. 0.458% 9/15/21 (a)	5,000,000	4,989,035
		76,089,753

MassMutual Premier Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 1.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/20, 0.000%, due 1/04/21 (e)	$4,994,427	$4,994,427

TOTAL SHORT-TERM INVESTMENTS (Cost $81,075,746)		81,084,180

TOTAL INVESTMENTS — 101.8% (Cost $386,691,434) (f)		392,843,983

Other Assets/(Liabilities) — (1.8)%		(6,788,799)

NET ASSETS — 100.0%		$386,055,184

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.
(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2020, the aggregate market value of these securities amounted to $244,586,569 or 63.36% of net assets.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2020.
(c)	A portion of this security is pledged/held as collateral for open derivatives.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2020, these securities amounted to a value of $4,989,170 or 1.29% of net assets.
(e)	Maturity value of $4,994,427. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 12/30/21, and an aggregate market value, including accrued interest, of $5,094,368.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Premier Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

(#) Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%	Semi-Annually	USD	1,219,750	$122,219	$60,978	$61,241
Put
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	2.94%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	14,190,000	$417,470	$709,401	$(291,931)
10-Year Interest Rate Swap, 2/02/43	Credit Suisse International	1/31/33	3.11%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	7,670,000	200,724	367,393	(166,669)
									618,194	1,076,794	(458,600)
									$740,413	$1,137,772	$(397,359)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	3/22/21	18	$3,142,735	$(25,360)
U.S. Treasury Note 2 Year	3/31/21	17	3,753,731	2,871
U.S. Treasury Note 5 Year	3/31/21	45	5,666,204	11,179
				$(11,310)
Short
U.S. Treasury Ultra 10 Year	3/22/21	37	$(5,817,272)	$31,975
U.S. Treasury Ultra Bond	3/22/21	12	(2,602,264)	39,514
				$71,489

MassMutual Premier Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
1.978%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.	12/24/22	USD	12,000,000	$21,785	$—	$21,785
1.823%	Maturity	U.S. Consumer Price Index	Maturity	BNP Paribas SA	2/04/22	USD	2,400,000	1,295	—	1,295
1.505%	Maturity	U.S. Consumer Price Index	Maturity	BNP Paribas SA	2/14/22	USD	6,000,000	12,119	—	12,119
1.833%	Maturity	U.S. Consumer Price Index	Maturity	Goldman Sachs & Co.	8/28/23	USD	1,500,000	20,680	—	20,680
1.880%	Maturity	U.S. Consumer Price Index	Maturity	Goldman Sachs & Co.	8/28/25	USD	2,000,000	35,840	—	35,840
1.180%	Maturity	U.S. Consumer Price Index	Maturity	Goldman Sachs International	6/22/22	USD	1,000,000	22,083	—	22,083
2.000%	Maturity	U.S. Consumer Price Index	Maturity	JP Morgan Chase Bank N.A.	12/24/23	USD	4,500,000	9,823	—	9,823
								$123,625	$—	$123,625

MassMutual Premier Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

OTC Total Return Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	No. of Contracts/ Notional	Value	Upfront Premium Received (Paid)/ Received	Unrealized Appreciation (Depreciation)
0.25%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	Barclays Bank PLC	5/28/21	59,085,890	$1,347,534	$—	$1,347,534
0.29%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA	1/29/21	27,374,764	643,687	—	643,687
0.30%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA	2/26/21	20,000,000	356,847	—	356,847
0.25%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA	4/30/21	49,196,231	564,017	—	564,017
0.29%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International	1/29/21	27,374,764	643,687	—	643,687
0.30%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International	2/26/21	41,145,535	512,397	—	512,397
0.25%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International	4/30/21	49,463,825	567,085	—	567,085
							$4,635,254	$—	$4,635,254

Currency Legend

USD   U.S. Dollars

MassMutual Premier Core Bond Fund — Portfolio of Investments

December 31, 2020 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 99.0%

Corporate Debt — 37.2%
Aerospace & Defense — 0.2%
BAE Systems PLC 1.900% 2/15/31 (a)	$775,000	$783,489
Raytheon Technologies Corp.
4.500% 6/01/42	1,375,000	1,793,015
		2,576,504
Agriculture — 0.9%
BAT Capital Corp. 2.259% 3/25/28	930,000	965,383
4.700% 4/02/27	1,175,000	1,381,652
4.758% 9/06/49	805,000	933,283
Bunge Ltd. Finance Corp. 3.250% 8/15/26	1,383,000	1,537,154
4.350% 3/15/24	2,120,000	2,338,650
Imperial Brands Finance PLC 3.500% 7/26/26 (a)	1,675,000	1,853,992
3.875% 7/26/29 (a)	1,842,000	2,058,884
Reynolds American, Inc. 5.850% 8/15/45	1,025,000	1,310,719

		12,379,717
Airlines — 0.2%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.500% 10/20/25 (a)	1,258,000	1,344,625

Spirit Airlines Pass-Through Trust, Series 2015-1, Class A, 4.100% 10/01/29
	1,221,456	1,161,102
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.600% 9/01/27	448,794	444,022
		2,949,749
Auto Manufacturers — 1.7%
Ford Motor Credit Co. LLC 3.087% 1/09/23	1,790,000	1,821,227
4.140% 2/15/23	2,355,000	2,425,650
5.085% 1/07/21	1,163,000	1,163,000
General Motors Co. 4.200% 10/01/27	1,290,000	1,461,753
5.150% 4/01/38	785,000	943,845
General Motors Financial Co., Inc. 3.500% 11/07/24	2,990,000	3,231,171
4.150% 6/19/23	3,064,000	3,296,316
4.200% 11/06/21	1,466,000	1,511,031
Hyundai Capital America 2.850% 11/01/22 (a)	2,185,000	2,264,312

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.000% 2/10/27 (a)	$5,775,000	$6,269,201
		24,387,506
Banks — 5.6%
ABN AMRO Bank NV 4.750% 7/28/25 (a)
	412,000	474,151
Associated Banc-Corp.
4.250% 1/15/25	2,580,000	2,795,541
Bank of America Corp. SOFR + 2.150% 2.592% VRN 4/29/31	1,730,000	1,854,142
4.183% 11/25/27	1,380,000	1,600,918
3 mo. USD LIBOR + 1.814% 4.244% VRN 4/24/38	1,125,000	1,385,906
3 mo. USD LIBOR + 1.310% 4.271% VRN 7/23/29	615,000	732,309
6.110% 1/29/37	1,275,000	1,857,077
7.750% 5/14/38	1,055,000	1,798,783
The Bank of Nova Scotia 4.500% 12/16/25	1,885,000	2,197,801
3 mo. USD LIBOR + 2.648% 4.650% VRN (b)	3,550,000	3,567,750
Barclays Bank PLC 10.179% 6/12/21 (a)
	5,444,000	5,662,024
Barclays PLC 3 mo. USD LIBOR + 1.380% 1.601% FRN 5/16/24	2,290,000	2,320,869
4.337% 1/10/28	1,600,000	1,838,061
BPCE SA SOFR + 1.520% 1.652% VRN 10/06/26 (a)	2,860,000	2,926,731
4.625% 7/11/24 (a)	1,600,000	1,788,594
Citigroup, Inc. 4.450% 9/29/27	1,075,000	1,270,799
6.000% 10/31/33	510,000	700,935
6.625% 6/15/32	500,000	708,796
8.125% 7/15/39	225,000	402,196
Credit Suisse AG 6.500% 8/08/23 (a)	3,806,000	4,280,928
Deutsche Bank AG 3.150% 1/22/21	2,505,000	2,507,778
Discover Bank 5 year USD Swap + 1.730% 4.682% VRN 8/09/28	3,275,000	3,481,325
First Republic Bank 4.375% 8/01/46	4,530,000	5,733,877
Fulton Financial Corp. 3.600% 3/16/22	1,485,000	1,523,634
The Goldman Sachs Group, Inc. 4.250% 10/21/25	375,000	430,051
5.950% 1/15/27	1,333,000	1,680,313
6.250% 2/01/41	440,000	689,113
6.750% 10/01/37	1,065,000	1,629,622
HSBC Holdings PLC 4.250% 3/14/24	2,041,000	2,251,924
4.250% 8/18/25	1,739,000	1,975,804
JP Morgan Chase & Co. SOFR + 2.515% 2.956% VRN 5/13/31	1,350,000	1,480,398
5.600% 7/15/41	1,225,000	1,853,183
Morgan Stanley 4.350% 9/08/26	3,925,000	4,627,529
Nordea Bank Abp 5 year CMT + 4.110% 6.625% VRN (a) (b)	1,492,000	1,712,070
Societe Generale SA 1 year CMT + 1.100% 1.488% VRN 12/14/26 (a)	1,869,000	1,885,511

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Valley National Bancorp 5.125% 9/27/23	$1,710,000	$1,862,449
Wells Fargo & Co. 5.375% 11/02/43	851,000	1,182,468
5.606% 1/15/44	620,000	878,725
		77,550,085
Beverages — 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.900% 2/01/46	4,975,000	6,468,647
Molson Coors Beverage Co. 4.200% 7/15/46	1,689,000	1,938,062
5.000% 5/01/42	350,000	438,022
		8,844,731
Chemicals — 1.0%
CF Industries, Inc. 3.400% 12/01/21 (a)	650,000	665,244
DuPont de Nemours, Inc. 5.319% 11/15/38	2,075,000	2,810,394
Nutrition & Biosciences, Inc. 1.832% 10/15/27 (a)	980,000	1,010,051
Syngenta Finance NV 4.441% 4/24/23 (a)	2,400,000	2,518,638
5.182% 4/24/28 (a)	1,520,000	1,629,698
Yara International ASA 3.148% 6/04/30 (a)	500,000	541,392
4.750% 6/01/28 (a)	3,932,000	4,662,592
		13,838,009
Computers — 0.7%
Apple, Inc. 2.650% 5/11/50	955,000	1,013,586
Dell International LLC/EMC Corp. 6.020% 6/15/26 (a)	3,164,000	3,859,907
Genpact Luxembourg Sarl 3.700% STEP 4/01/22	2,295,000	2,339,991
Leidos, Inc. 2.300% 2/15/31 (a)	1,575,000	1,603,663
4.375% 5/15/30 (a)	785,000	939,998
		9,757,145
Diversified Financial Services — 3.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.500% 9/15/23	1,840,000	1,994,970
6.500% 7/15/25	885,000	1,057,973
Aircastle Ltd. 4.400% 9/25/23	3,835,000	4,063,794
5.000% 4/01/23	1,950,000	2,078,514
Antares Holdings LP 6.000% 8/15/23 (a)	3,935,000	4,013,004
8.500% 5/18/25 (a)	1,185,000	1,277,421
Ares Finance Co. LLC 4.000% 10/08/24 (a)	2,380,000	2,556,282
Avolon Holdings Funding Ltd. 3.250% 2/15/27 (a)	1,740,000	1,775,354

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Brookfield Finance, Inc. 4.350% 4/15/30	$4,185,000	$5,011,807
4.850% 3/29/29	2,168,000	2,655,883
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/35	790,000	942,901
Global Aircraft Leasing Co. Ltd. 6.500% 9/15/24 (a)	1,787,531	1,595,371
Lazard Group LLC 3.625% 3/01/27	1,209,000	1,329,255
4.500% 9/19/28	2,055,000	2,438,941
LeasePlan Corp. NV 2.875% 10/24/24 (a)	1,930,000	2,039,350
Legg Mason, Inc. 5.625% 1/15/44	1,346,000	1,931,448
Park Aerospace Holdings Ltd. 4.500% 3/15/23 (a)	2,225,000	2,331,633
5.250% 8/15/22 (a)	6,015,000	6,312,802
		45,406,703
Electric — 1.1%
Appalachian Power Co. 4.500% 3/01/49	1,500,000	1,955,581
The Cleveland Electric Illuminating Co. 5.950% 12/15/36	589,000	719,772
CMS Energy Corp. 4.700% 3/31/43	655,000	842,559
4.875% 3/01/44	700,000	921,961
Duke Energy Progress, Inc. 6.125% 9/15/33	37,000	50,934
Entergy Arkansas LLC 2.650% 6/15/51	2,290,000	2,347,810
FirstEnergy Transmission LLC 4.550% 4/01/49 (a)	1,180,000	1,378,041
Infraestructura Energetica Nova SAB de CV 3.750% 1/14/28 (a)	1,505,000	1,604,706
ITC Holdings Corp. 2.950% 5/14/30 (a)	1,220,000	1,333,496
Nevada Power Co. 6.650% 4/01/36	1,000,000	1,527,026
Oncor Electric Delivery Co. 7.500% 9/01/38	130,000	216,501
Pacific Gas and Electric Co. 2.500% 2/01/31	1,035,000	1,038,779
PPL Capital Funding, Inc. 4.000% 9/15/47	1,050,000	1,223,142
		15,160,308
Electronics — 0.1%
Arrow Electronics, Inc. 5.125% 3/01/21	750,000	754,734
Foods — 0.3%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 5.500% 1/15/30 (a)	928,000	1,066,049
Mars, Inc. 3.950% 4/01/49 (a)	1,135,000	1,446,289

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Smithfield Foods, Inc. 3.000% 10/15/30 (a)	$1,208,000	$1,278,157
		3,790,495
Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd. 4.000% 1/14/25	1,225,000	1,309,231
Gas — 0.3%
CenterPoint Energy Resources Corp. 6.625% 11/01/37	1,500,000	2,147,946
NiSource, Inc. 4.800% 2/15/44	1,350,000	1,768,167
		3,916,113
Health Care – Services — 0.3%
Advocate Health & Hospitals Corp. 3.829% 8/15/28	960,000	1,105,780
City of Hope 4.378% 8/15/48	1,275,000	1,549,213
Humana, Inc. 4.800% 3/15/47	780,000	1,041,928
		3,696,921
Insurance — 4.8%
Allstate Corp. 3 mo. USD LIBOR + 2.938% 5.750% VRN 8/15/53	4,970,000	5,318,198
American International Group, Inc. 3.400% 6/30/30	840,000	962,516
4.500% 7/16/44	1,200,000	1,537,659
3 mo. USD LIBOR + 2.868% 5.750% VRN 4/01/48	3,920,000	4,481,030
AmTrust Financial Services, Inc. 6.125% 8/15/23	4,330,000	4,276,010
Arch Capital Group US, Inc. 5.144% 11/01/43	500,000	673,282
Athene Global Funding 2.500% 1/14/25 (a)	3,535,000	3,703,040
Athene Holding Ltd. 4.125% 1/12/28	5,407,000	6,025,519
6.150% 4/03/30	590,000	733,977
AXIS Specialty Finance LLC 3.900% 7/15/29	1,505,000	1,659,565
5 year CMT + 3.186% 4.900% VRN 1/15/40	1,670,000	1,747,273
AXIS Specialty Finance PLC 4.000% 12/06/27	2,760,000	3,077,397
Brighthouse Financial, Inc. 3.700% 6/22/27	1,600,000	1,740,038
4.700% 6/22/47	1,525,000	1,592,475
5.625% 5/15/30	1,190,000	1,469,032
CNO Financial Group, Inc. 5.250% 5/30/25	3,264,000	3,788,776
Enstar Group Ltd. 4.500% 3/10/22	1,815,000	1,884,020
4.950% 6/01/29	2,050,000	2,318,893
Equitable Holdings, Inc. 5.000% 4/20/48	1,250,000	1,646,440

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Markel Corp.
3.350% 9/17/29	$715,000	$803,908
New York Life Insurance Co.
3.750% 5/15/50 (a)	695,000	831,382
Prudential Financial, Inc.
5 year CMT + 3.035% 3.700% VRN 10/01/50	480,000	507,734
3 mo. USD LIBOR + 3.920% 5.625% VRN 6/15/43	1,300,000	1,394,152
3 mo. USD LIBOR + 2.665% 5.700% VRN 9/15/48	3,380,000	3,902,261
3 mo. USD LIBOR + 4.175% 5.875% VRN 9/15/42	650,000	697,543
Reinsurance Group of America, Inc.
3.150% 6/15/30	1,590,000	1,738,533
Teachers Insurance & Annuity Association of America
4.270% 5/15/47 (a)	1,025,000	1,281,725
USF&G Capital I
8.500% 12/15/45 (a)	1,015,000	1,635,103
Voya Financial, Inc. 3 mo. USD LIBOR + 2.084%
4.700% VRN 1/23/48	1,010,000	1,049,390
Willis North America, Inc.
2.950% 9/15/29	1,200,000	1,312,941
XLIT Ltd.
4.450% 3/31/25	2,564,000	2,926,014
		66,715,826
Internet — 0.1%
Amazon.com, Inc.
4.050% 8/22/47	1,055,000	1,393,076

Investment Companies — 1.3%
Ares Capital Corp.
3.500% 2/10/23	3,465,000	3,650,122
4.200% 6/10/24	2,100,000	2,266,817
BlackRock TCP Capital Corp.
3.900% 8/23/24	4,215,000	4,404,008
4.125% 8/11/22	2,810,000	2,929,846
Sixth Street Specialty Lending, Inc.
3.875% 11/01/24	4,505,000	4,644,007
		17,894,800
Iron & Steel — 0.2%
Vale Overseas Ltd.
6.250% 8/10/26	1,550,000	1,922,000
6.875% 11/21/36	825,000	1,209,145
		3,131,145
Machinery – Diversified — 0.3%
CNH Industrial Capital LLC
1.950% 7/02/23	755,000	777,231
3.875% 10/15/21	2,870,000	2,937,389
		3,714,620
Media — 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.484% 10/23/45	1,905,000	2,694,545
Comcast Corp.
3.400% 7/15/46	1,450,000	1,669,339

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.450% 2/01/50	$675,000	$796,544
3.969% 11/01/47	660,000	827,587
4.750% 3/01/44	925,000	1,267,672
Discovery Communications LLC
4.000% 9/15/55 (a)	1,186,000	1,327,488
4.650% 5/15/50	705,000	881,775
Time Warner Cable, Inc.
6.750% 6/15/39	655,000	932,200
ViacomCBS, Inc.
4.200% 5/19/32	1,931,000	2,327,139
4.950% 1/15/31	1,324,000	1,661,790
The Walt Disney Co.
3.600% 1/13/51	1,990,000	2,408,893
		16,794,972
Metal Fabricate & Hardware — 0.2%
The Timken Co.
4.500% 12/15/28	2,730,000	3,057,352
Mining — 0.6%
Glencore Finance Canada Ltd.
5.550% STEP 10/25/42 (a)	857,000	1,051,008
Glencore Funding LLC
3.875% 10/27/27 (a)	950,000	1,070,555
4.625% 4/29/24 (a)	4,085,000	4,562,053
Teck Resources Ltd.
6.000% 8/15/40	1,075,000	1,346,917
		8,030,533
Miscellaneous - Manufacturing — 0.0%
General Electric Co.
6.875% 1/10/39	429,000	631,523
Oil & Gas — 2.4%
BP Capital Markets PLC 5 year CMT + 4.036%
4.375% VRN (b)	1,925,000	2,059,846
Cenovus Energy, Inc.
4.250% 4/15/27	1,475,000	1,610,734
6.750% 11/15/39	1,176,000	1,554,783
Devon Energy Corp.
5.850% 12/15/25	2,055,000	2,415,320
EQT Corp.
3.900% 10/01/27	5,620,000	5,583,189
7.875% STEP 2/01/25	2,200,000	2,505,250
Marathon Petroleum Corp.
4.500% 4/01/48	495,000	548,707
4.750% 9/15/44	625,000	717,947
6.500% 3/01/41	1,060,000	1,423,156
Occidental Petroleum Corp.
6.600% 3/15/46	1,228,000	1,246,021
Ovintiv Exploration, Inc.
5.375% 1/01/26	1,875,000	2,012,152
5.625% 7/01/24	1,200,000	1,285,361
5.750% 1/30/22	2,110,000	2,191,555
Ovintiv, Inc.
6.500% 2/01/38	530,000	591,828

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Patterson-UTI Energy, Inc.
3.950% 2/01/28	$2,060,000	$1,901,665
Petroleos Mexicanos
5.350% 2/12/28	1,925,000	1,904,306
6.375% 1/23/45	640,000	586,560
6.500% 3/13/27	295,000	310,691
6.625% 6/15/38	202,000	194,324
Saudi Arabian Oil Co.
4.250% 4/16/39 (a)	2,580,000	3,025,275
		33,668,670
Oil & Gas Services — 0.4%
Halliburton Co.
5.000% 11/15/45	1,300,000	1,545,407
National Oilwell Varco, Inc.
3.600% 12/01/29	2,155,000	2,253,472
3.950% 12/01/42	1,778,000	1,808,741
		5,607,620
Packaging & Containers — 0.1%
WRKCo, Inc.
3.000% 6/15/33	890,000	977,813
Pharmaceuticals — 1.3%
AbbVie, Inc.
4.050% 11/21/39	1,345,000	1,627,752
4.700% 5/14/45	1,465,000	1,916,535
Bristol-Myers Squibb Co.
4.350% 11/15/47	1,150,000	1,548,909
Cigna Corp.
4.800% 7/15/46	1,105,000	1,456,484
CVS Health Corp.
4.300% 3/25/28	748,000	890,091
5.050% 3/25/48	370,000	501,453
6.125% 9/15/39	895,000	1,263,239
CVS Pass-Through Trust
5.926% 1/10/34 (a)	1,775,871	2,153,925
McKesson Corp.
4.883% 3/15/44	800,000	1,008,715
Takeda Pharmaceutical Co. Ltd.
3.375% 7/09/60	1,300,000	1,441,493
Utah Acquisition Sub, Inc.
5.250% 6/15/46	1,750,000	2,292,640
Viatris, Inc.
2.700% 6/22/30 (a)	1,650,000	1,750,857
		17,852,093
Pipelines — 2.1%
Energy Transfer Operating LP
4.200% 4/15/27	2,425,000	2,672,743
6.125% 12/15/45	1,385,000	1,636,096
3 mo. USD LIBOR + 4.028% 6.250% VRN (b)	2,635,000	2,094,825
EnLink Midstream Partners LP
4.150% 6/01/25	2,972,000	2,897,700
4.850% 7/15/26	996,000	972,435
Enterprise Products Operating LLC

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3 mo. USD LIBOR + 3.033% 5.250% VRN 8/16/77	$2,550,000	$2,585,365
3 mo. USD LIBOR + 2.570% 5.375% VRN 2/15/78	1,120,000	1,131,751
EQM Midstream Partners LP
4.750% 7/15/23	2,870,000	3,017,748
MPLX LP
4.500% 4/15/38	1,115,000	1,275,353
3 mo. USD LIBOR + 4.652% 6.875% VRN (b)	3,550,000	3,425,750
Plains All American Pipeline LP 3 mo. USD LIBOR + 4.110%
6.125% VRN (b)	2,590,000	2,104,375
Plains All American Pipeline LP/PAA Finance Corp.
3.800% 9/15/30	1,570,000	1,687,830
4.500% 12/15/26	589,000	659,746
4.700% 6/15/44	1,525,000	1,581,286
6.650% 1/15/37	475,000	579,835
Sunoco Logistics Partners Operations LP
5.300% 4/01/44	500,000	540,313
		28,863,151
Private Equity — 0.6%
Apollo Management Holdings LP 5 year CMT + 3.266%
4.950% VRN 1/14/50 (a)	1,045,000	1,067,984
Carlyle Finance Subsidiary LLC
3.500% 9/19/29 (a)	1,345,000	1,478,161
Hercules Capital, Inc.
4.625% 10/23/22	3,220,000	3,273,385
KKR Group Finance Co. VI LLC
3.750% 7/01/29 (a)	1,480,000	1,722,133
KKR Group Finance Co. VIII LLC
3.500% 8/25/50 (a)	920,000	1,021,019
		8,562,682
Real Estate Investment Trusts (REITS) — 2.3%
Agree LP
2.900% 10/01/30	615,000	653,309
American Tower Trust #1
3.652% 3/15/48 (a)	1,810,000	1,989,657
Crown Castle International Corp.
5.200% 2/15/49	150,000	204,267
Highwoods Realty LP
4.125% 3/15/28	625,000	702,980
Host Hotels & Resorts LP
3.500% 9/15/30	2,756,000	2,903,565
SBA Tower Trust
1.884% 7/15/50 (a)	1,936,000	1,992,577
Service Properties Trust
4.500% 6/15/23	953,000	957,765
4.950% 10/01/29	1,445,000	1,448,612
Spirit Realty LP
3.200% 1/15/27	2,455,000	2,607,785
3.400% 1/15/30	490,000	531,417
4.000% 7/15/29	2,405,000	2,707,785
4.450% 9/15/26	298,000	336,213
STORE Capital Corp.
2.750% 11/18/30	565,000	574,593
4.625% 3/15/29	2,177,000	2,525,478
Tanger Properties LP
3.875% 12/01/23	1,777,000	1,845,693

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
VEREIT Operating Partnership LP
2.850% 12/15/32	$265,000	$277,097
3.100% 12/15/29	3,615,000	3,900,214
3.400% 1/15/28	710,000	783,800
4.625% 11/01/25	2,525,000	2,906,293
WP Carey, Inc.
2.400% 2/01/31	590,000	612,744
4.250% 10/01/26	1,036,000	1,192,295
		31,654,139
Retail — 0.6%
Advance Auto Parts, Inc.
1.750% 10/01/27	405,000	411,316
AutoZone, Inc.
1.650% 1/15/31	1,285,000	1,274,495
El Puerto de Liverpool SAB de CV
3.950% 10/02/24 (a)	3,375,000	3,623,940
O'Reilly Automotive, Inc.
4.200% 4/01/30	1,205,000	1,451,582
Starbucks Corp.
2.550% 11/15/30	2,205,000	2,384,696
		9,146,029
Semiconductors — 0.3%
KLA Corp.
3.300% 3/01/50	2,240,000	2,527,727
Microchip Technology, Inc.
0.972% 2/15/24 (a)	2,210,000	2,215,410
		4,743,137
Software — 0.5%
Broadridge Financial Solutions, Inc.
2.900% 12/01/29	1,600,000	1,752,608
Microsoft Corp.
4.450% 11/03/45	2,560,000	3,633,083
Oracle Corp.
3.600% 4/01/50	1,215,000	1,415,576
		6,801,267
Telecommunications — 1.2%
AT&T, Inc.
1.650% 2/01/28	895,000	913,163
3.500% 9/15/53 (a)	2,083,000	2,086,057
3.550% 9/15/55 (a)	6,775,000	6,752,001
Crown Castle Towers LLC
4.241% 7/15/48 (a)	1,750,000	2,017,887
Qwest Corp
6.750% 12/01/21	908,000	949,904
Telefonica Emisiones SAU
4.665% 3/06/38	1,040,000	1,248,499
Verizon Communications, Inc.
2.875% 11/20/50	1,000,000	1,007,604
2.987% 10/30/56 (a)	1,414,000	1,423,351
		16,398,466

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Transportation — 0.3%
Autoridad del Canal de Panama
4.950% 7/29/35 (a)	$1,340,000	$1,691,763
CSX Corp.
4.750% 11/15/48	820,000	1,124,779
Norfolk Southern Corp.
4.050% 8/15/52	1,180,000	1,502,171

		4,318,713

TOTAL CORPORATE DEBT (Cost $469,982,432)		516,275,578

Municipal Obligations — 0.3%
JobsOhio Beverage System Series B, Revenue Bonds
4.532% 1/01/35	3,050,000	3,909,155

TOTAL MUNICIPAL OBLIGATIONS (Cost $3,248,766)		3,909,155

Non-U.S. Government Agency Obligations — 31.8%
Automobile Asset-Backed Securities — 1.0%
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class D
1.490% 9/18/26	559,000	559,760
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class C
4.530% 3/20/23 (a)	1,577,000	1,592,868
Carvana Auto Receivables Trust, Series 2019-4A, Class D
3.070% 7/15/25 (a)	2,109,000	2,168,968
Hertz Vehicle Financing II LP, Series 2019-3A, Class C
3.430% 12/26/25 (a)	2,971,400	2,934,618
OneMain Direct Auto Receivables Trust, Series 2019-1A, Class B
3.950% 11/14/28 (a)	2,383,000	2,601,367
Santander Drive Auto Receivables Trust, Series 2020-4, Class D
1.480% 1/15/27	650,000	650,804
Santander Revolving Auto Loan Trust
Series 2019-A, Class B, 2.800% 1/26/32 (a)	1,111,000	1,163,571
Series 2019-A, Class C, 3.000% 1/26/32 (a)	717,000	752,867
Series 2019-A, Class D, 3.450% 1/26/32 (a)	1,408,000	1,474,234
		13,899,057
Commercial Mortgage-Backed Securities — 5.9%
Aventura Mall Trust, Series 2018-AVM, Class C,
4.112% VRN 7/05/40 (a) (c)	4,140,000	3,834,096
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350%
1.509% FRN 9/15/34 (a)	760,000	735,414
BANK
Series 2020-BN30, Class MCDF, 2.918% VRN 12/10/53 (c)	3,165,000	3,058,231
Series 2019-BN17, Class B, 4.128% VRN 4/15/52 (c)	917,000	1,053,546
Series 2019-BN16, Class AS, 4.267% 2/15/52	822,500	968,454
Series 2019-BN16, Class B, 4.438% VRN 2/15/52 (c)	684,276	794,112
BBCMS Mortgage Trust
Series 2020-C7, Class AS, 2.444% 4/15/53	1,784,000	1,887,819
Series 2018-CHRS, Class D, 4.267% VRN 8/05/38 (a) (c)	1,220,000	942,703
Series 2018-CHRS, Class C, 4.267% VRN 8/05/38 (a) (c)	1,590,000	1,347,045
Series 2018-CHRS, Class B, 4.267% VRN 8/05/38 (a) (c)	2,200,000	2,007,734
Benchmark Mortgage Trust, Series 2019-B14, Class AS
3.352% 12/15/62	3,650,000	4,033,132

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
BHMS Mortgage Trust
Series 2018-ATLS, Class A, 1 mo. USD LIBOR + 1.250% 1.409% FRN 7/15/35 (a)	$5,180,000	$5,051,134
Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500% 1.659% FRN 7/15/35 (a)	4,800,000	4,608,118
BX Commercial Mortgage Trust
Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 1.859% FRN 11/15/35 (a)	2,142,000	2,136,039
Series 2019-XL, Class E, 1 mo. USD LIBOR + 1.800% 1.959% FRN 10/15/36 (a)	2,040,990	2,028,929
Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000% 2.159% FRN 10/15/36 (a)	2,481,464	2,448,201
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD LIBOR + 1.750%
1.909% FRN 12/15/37 (a)	1,104,426	1,104,515
Century Plaza Towers
Series 2019-CPT, Class E, 2.997% VRN 11/13/39 (a) (c)	1,961,000	1,886,730
Series 2019-CPT, Class D, 2.997% VRN 11/13/39 (a) (c)	1,256,000	1,255,544
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class C
3.502% 8/10/56	1,259,000	1,271,937
Cold Storage Trust, Series 2020-ICE5, Class D, 1 mo. USD LIBOR + 2.100%
2.259% FRN 11/15/37 (a)	4,500,000	4,501,400
Commercial Mortgage Pass-Through Certificates
Series 2020-CX, Class B, 2.446% 11/10/46 (a)	1,395,000	1,450,180
Series 2015-CR23, Class B, 4.183% VRN 5/10/48 (c)	1,200,000	1,305,778
Series 2015-CR23, Class C, 4.291% VRN 5/10/48 (c)	1,050,000	1,098,504
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 1 mo. USD LIBOR + 2.150%
2.309% FRN 5/15/36 (a)	750,000	738,761
DBUBS Mortgage Trust, Series 2011-LC1A, Class B,
5.471% VRN 11/10/46 (a) (c)	860,000	859,170
GS Mortgage Securities Trust
Series 2019-GC39, Class C, 4.005% VRN 5/10/52 (c)	1,357,000	1,391,094
Series 2012-GC6, Class AS, 4.948% 1/10/45 (a)	800,000	820,136
Jackson Park Trust, Series 2019-LIC, Class C,
3.131% VRN 10/14/39 (a) (c)	2,900,000	2,885,809
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class B
3.898% 2/15/48	2,800,000	2,992,351
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class C,
4.179% VRN 10/15/50 (c)	2,900,000	3,152,881
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800%
1.959% FRN 5/15/36 (a)	1,730,000	1,721,518
Manhattan West Mortgage Trust, Series 2020-1MW, Class B,
2.335% VRN 9/10/39 (a) (c)	2,799,000	2,924,548
MFT Trust
Series 2020-ABC, Class A, 3.358% 2/10/42 (a)	1,185,000	1,246,583
Series 2020-ABC, Class B, 3.477% VRN 2/10/42 (a) (c)	1,278,000	1,325,746
MKT Mortgage Trust
Series 2020-525M, Class D, 2.941% VRN 2/12/40 (a) (c)	595,000	593,541
Series 2020-525M, Class E, 2.941% VRN 2/12/40 (a) (c)	1,220,000	1,170,151
Morgan Stanley Capital I Trust
Series 2019-L2, Class AS, 4.272% 3/15/52	2,450,000	2,828,939
Series 2018-H3, Class B, 4.620% VRN 7/15/51 (c)	740,000	854,709
Series 2011-C2, Class B, 5.200% VRN 6/15/44 (a) (c)	825,000	831,960
Wells Fargo Commercial Mortgage Trust
Series 2019-C49, Class AS, 4.244% 3/15/52	1,492,000	1,734,309
Series 2018-C45, Class AS, 4.405% VRN 6/15/51 (c)	1,400,000	1,632,588

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value

Series 2018-C45, Class B, 4.556% 6/16/51	$390,000	$453,344
		80,967,433
Other Asset-Backed Securities — 15.4%
321 Henderson Receivables LLC, Series 2015-1A, Class A
3.260% 9/15/72 (a)	2,741,725	2,997,362
522 Funding CLO Ltd., Series 2018-2A, Class C, 3 mo. USD LIBOR + 2.250%
2.468% FRN 10/20/31 (a)	1,400,000	1,388,562
AASET Trust
Series 2020-1A, Class A, 3.351% 1/16/40 (a)	1,895,071	1,783,847
Series 2019-1, Class A, 3.844% 5/15/39 (a)	2,398,335	2,264,969
Series 2018-2A, Class A, 4.454% 11/18/38 (a)	1,140,992	1,077,918
Adams Outdoor Advertising LP, Series 2018-1, Class A
4.810% 11/15/48 (a)	2,298,161	2,423,302
AGL CLO 7 Ltd., Series 2020-7A, Class A1, 3 mo. USD LIBOR + 1.800%
2.050% FRN 7/15/31 (a)	500,000	501,731
Anchorage Capital CLO 9 Ltd., Series 2016-9A, Class CR, 3 mo. USD LIBOR + 2.850%
3.087% FRN 7/15/32 (a)	1,000,000	1,000,206
Apidos CLO XXV, Series 2016-25A, Class A2R, 3 mo. USD LIBOR + 1.700%
1.918% FRN 10/20/31 (a)	2,610,000	2,599,101
Atlas Senior Loan Fund VII Ltd., Series 2016-7A, Class A1R, 3 mo. USD LIBOR + 1.280%
1.513% FRN 11/27/31 (a)	2,384,880	2,377,031
Avery Point VII CLO Ltd., Series 2015-7A, Class DR, 3 mo. USD LIBOR + 3.600%
3.837% FRN 1/15/28 (a)	1,000,000	995,015
Ballyrock CLO Ltd., Series 2019-2A, Class C, 3 mo. USD LIBOR + 4.100%
4.324% FRN 11/20/30 (a)	800,000	800,858
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, 3 mo. USD LIBOR + 1.090%
1.308% FRN 4/20/31 (a)	1,920,000	1,910,310
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class CR, 3 mo. USD LIBOR + 3.500%
3.737% FRN 1/15/29 (a)	700,000	690,204
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class B, 3 mo. USD LIBOR + 1.950%
2.187% FRN 10/15/32 (a)	750,000	750,887
BlueMountain CLO XXV Ltd., Series 2019-25A, Class B, 3 mo. USD LIBOR + 1.800%
2.037% FRN 7/15/32 (a)	2,750,000	2,751,922
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A
2.940% 5/25/29 (a)	445,587	447,456
Business Jet Securities LLC, Series 2020-1A, Class A
2.981% 11/15/35 (a)	975,644	988,800
Canyon Capital CLO Ltd.
Series 2019-2A, Class A, 3 mo. USD LIBOR + 1.370% 1.607% FRN 10/15/32 (a)	600,000	600,618
Series 2019-2A, Class C, 3 mo. USD LIBOR + 2.750% 2.987% FRN 10/15/32 (a)	400,000	400,438
Capital Automotive REIT
Series 2020-1A, Class A3, 3.250% 2/15/50 (a)	578,386	585,041
Series 2014-1A, Class A, 3.660% 10/15/44 (a)	1,016,006	1,015,469
Series 2020-1A, Class A6, 3.810% 2/15/50 (a)	492,795	504,523
Series 2017-1A, Class A2, 4.180% 4/15/47 (a)	882,632	884,664
Carlyle Global Market Strategies CLO Ltd.

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-4A, Class A2, 3 mo. USD LIBOR + 1.800% 2.018% FRN 1/20/31 (a)	$1,080,000	$1,080,067
Series 2015-3A, Class CR, 3 mo. USD LIBOR + 2.850% 3.072% FRN 7/28/28 (a)	310,000	300,837
Castlelake Aircraft Securitization Trust, Series 2019-1A, Class A
3.967% 4/15/39 (a)	2,803,986	2,666,573
Castlelake Aircraft Structured Trust, Series 2018-1, Class A
4.125% 6/15/43 (a)	2,777,245	2,639,782
CBAM Ltd., Series 2018-6A, Class B1R, 3 mo. USD LIBOR + 2.100%
2.337% FRN 1/15/31 (a)	1,200,000	1,200,220
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 3 mo. USD LIBOR + .980%
1.198% FRN 4/20/31 (a)	1,000,000	996,583
CF Hippolyta LLC
Series 2020-1, Class A1, 1.690% 7/15/60 (a)	1,507,919	1,535,989
Series 2020-1, Class B1, 1 mo. USD LIBOR + 1.850%, 2.280% FRN 7/15/60 (a)	670,928	681,307
CIFC Funding Ltd.
Series 2017-5A, Class A1, 3 mo. USD LIBOR + 1.180% 1.398% FRN 11/16/30 (a)	2,100,000	2,099,299
Series 2020-1A, Class A1, 3 mo. USD LIBOR + 1.700% 1.937% FRN 7/15/32 (a)	800,000	802,511
Clear Creek CLO Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.200%
1.418% FRN 10/20/30 (a)	2,120,000	2,117,908
CLI Funding VI LLC, Series 2020-3A, Class A
2.070% 10/18/45 (a)	2,042,250	2,034,357
Crestline Denali CLO XIV Ltd., Series 2016-1A, Class A1R, 3 mo. USD LIBOR + 1.280%
1.489% FRN 10/23/31 (a)	1,298,592	1,298,623
DB Master Finance LLC, Series 2019-1A, Class A23
4.352% 5/20/49 (a)	1,912,788	2,065,172
Domino’s Pizza Master Issuer LLC
Series 2019-1A, Class A2, 3.668% 10/25/49 (a)	1,376,100	1,457,571
Series 2018-1A, Class A2I, 4.116% 7/25/48 (a)	1,476,025	1,546,559
Series 2017-1A, Class A23, 4.118% 7/25/47 (a)	649,900	695,401
Series 2015-1A, Class A2II, 4.474% 10/25/45 (a)	3,590,625	3,796,786
Dryden 72 CLO Ltd., Series 2019-72A, Class B, 3 mo. USD LIBOR + 1.900%
2.121% FRN 5/15/32 (a)	1,700,000	1,700,695
Eaton Vance CLO Ltd.
Series 2020-1A, Class C, 3 mo. USD LIBOR + 2.800% 0.000% FRN 10/15/30 (a)	400,000	401,100
Series 2018-1A, Class B, 3 mo. USD LIBOR + 1.750% 1.987% FRN 10/15/30 (a)	1,700,000	1,700,007
Elmwood CLO II Ltd., Series 2019-2A, Class A, 3 mo. USD LIBOR + 1.450%
1.668% FRN 4/20/31 (a)	3,500,000	3,503,080
Elmwood CLO III Ltd., Series 2019-3A, Class B, 3 mo. USD LIBOR + 1.950%
2.187% FRN 10/15/32 (a)	1,300,000	1,302,982
Elmwood CLO IV Ltd., Series 2020-1A, Class A, 3 mo. USD LIBOR + 1.240%
1.477% FRN 4/15/33 (a)	1,000,000	1,001,161
FCI Funding LLC, Series 2019-1A, Class A 3.630% 2/18/31 (a)	271,701	275,918
Flatiron CLO Ltd.
Series 2019-1A, Class B, 3 mo. USD LIBOR + 1.900% 2.121% FRN 11/16/32 (a)	1,300,000	1,302,049

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-1A, Class C, 3 mo. USD LIBOR + 2.700% 2.921% FRN 11/16/32 (a)	$250,000	$250,610
Global Container Assets Ltd., Series 2015-1A, Class A2 3.450% 2/05/30 (a)	557,685	557,865
Global SC Finance SRL, Series 2014-1A, Class A1 3.190% 7/17/29 (a)	179,167	178,270
Goldentree Loan Management US CLO Ltd., Series 2019-5A, Class C, 3 mo. USD LIBOR + 2.700% 2.918% FRN 10/20/32 (a)	500,000	500,999
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 10/15/54 (a)	3,612,352	3,733,692
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	1,453,806	1,497,698
Series 2017-1A, Class A, 3.740% 10/15/52 (a)	688,690	726,073
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	1,462,496	1,545,783
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (a) (c)	1,814,612	1,934,423
Helios Issuer LLC, Series 2017-1A, Class A 4.940% 9/20/49 (a)	1,436,407	1,501,949
Hero Funding Trust
Series 2016-3A, Class A1, 3.080% 9/20/42 (a)	763,311	783,456
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	787,785	811,434
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	241,039	249,069
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	772,858	810,268
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	193,861	202,151
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	1,409,216	1,508,776
Highbridge Loan Management Ltd.
Series 12A-18, Class B, 3 mo. USD LIBOR + 1.850% 2.068% FRN 7/18/31 (a)	1,700,000	1,661,923
Series 13A-18, Class C, 3 mo. USD LIBOR + 2.150% 2.387% FRN 10/15/30 (a)	1,000,000	988,075
Horizon Aircraft Finance I Ltd.
Series 2019-1, Class A, 3.721% 7/15/39 (a)	1,532,936	1,478,839
Series 2018-1, Class A, 4.458% 12/15/38 (a)	1,118,419	1,080,308
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A 3.425% 11/15/39 (a)	3,595,569	3,474,267
HPS Loan Management Ltd., Series 15A-19, Class A1, 3 mo. USD LIBOR + 1.320% 1.536% FRN 7/22/32 (a)	800,000	800,446
ICG US CLO Ltd., Series 2019-1A, Class A1A, 3 mo. USD LIBOR + 1.380% 1.595% FRN 10/26/32 (a)	900,000	901,184
J.G. Wentworth LLC, Series 2018-2A, Class A 3.960% 10/15/75 (a)	1,531,006	1,758,079
J.G. Wentworth XXXV LLC, Series 2015-2A, Class A 3.870% 3/15/58 (a)	628,738	722,383
KKR Financial CLO Ltd.
Series 24, Class A1, 3 mo. USD LIBOR + 1.360% 1.578% FRN 4/20/32 (a)	1,800,000	1,800,542
Series 25, Class B1, 3 mo. USD LIBOR + 2.000% 2.237% FRN 4/15/32 (a)	1,500,000	1,500,646
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1 4.300% 1/15/42 (a)	2,075,091	1,961,261
Lunar Aircraft Ltd., Series 2020-1A, Class A 3.376% 2/15/45 (a)	1,184,513	1,118,705
MACH 1 Cayman Ltd., Series 2019-1, Class A 3.474% 10/15/39 (a)	2,439,466	2,356,633
Madison Park Funding Ltd.
Series 2018-28A, Class B, 3 mo. USD LIBOR + 1.600% 1.837% FRN 7/15/30 (a)	2,090,000	2,078,206
Series 2018-29A, Class C, 3 mo. USD LIBOR + 2.200% 2.418% FRN 10/18/30 (a)	680,000	673,993

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Magnetite XV Ltd., Series 2015-15A, Class CR, 3 mo. USD LIBOR + 1.800% 2.015% FRN 7/25/31 (a)	$2,830,000	$2,783,916
Mariner Finance Issuance Trust, Series 2018-AA, Class A 4.200% 11/20/30 (a)	1,923,434	1,942,068
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.820% 6/22/43 (a)	570,306	613,706
Series 2018-1A, Class A, 4.010% 6/22/43 (a)	250,839	270,747
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	266,982	287,120
MP CLO III Ltd., Series 2013-1A, Class AR, 3 mo. USD LIBOR + 1.250% 1.468% FRN 10/20/30 (a)	1,850,000	1,843,257
MVW Owner Trust, Series 2017-1A, Class A 2.420% 12/20/34 (a)	180,637	184,011
New Residential Advance Receivables Trust, Series 2020-T1, Class ET1 5.467% 8/15/53 (a)	2,495,000	2,503,863
NP SPE LLC, Series 2017-1A, Class A2 4.219% 10/21/47 (a)	2,190,000	2,324,964
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A5 3.390% 11/20/50 (a)	1,600,000	1,597,854
Octagon Investment Partners 39 Ltd., Series 2018-3A, Class C, 3 mo. USD LIBOR + 2.200% 2.418% FRN 10/20/30 (a)	1,180,000	1,180,005
OHA Credit Funding Ltd.
Series 2019-4A, Class A1, 3 mo. USD LIBOR + 1.330% 1.546% FRN 10/22/32 (a)	1,250,000	1,251,521
Series 2019-4A, Class C, 3 mo. USD LIBOR + 2.650% 2.866% FRN 10/22/32 (a)	1,000,000	1,003,146
OneMain Financial Issuance Trust
Series 2020-2A, Class B, 2.210% 9/14/35 (a)	496,000	502,796
Series 2019-2A, Class A, 3.140% 10/14/36 (a)	10,200,000	11,010,403
Oxford Finance Funding Trust, Series 2020-1A, Class A2 3.101% 2/15/28 (a)	1,894,000	1,936,695
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A 3.967% 6/15/44 (a)	1,787,347	1,697,932
Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2 3.858% 12/05/49 (a)	2,955,150	2,862,336
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850% 2.998% FRN 2/25/23 (a)	1,180,000	1,160,052
Regatta XIV Funding Ltd., Series 2018-3A, Class B, 3 mo. USD LIBOR + 1.850% 2.065% FRN 10/25/31 (a)	1,030,000	1,030,030
RR 6 Ltd., Series 2019-6A, Class A1A, 3 mo. USD LIBOR + 1.250% 1.487% FRN 4/15/30 (a)	750,000	750,014
Sierra Receivables Funding LLC
Series 2020-2A, Class B, 2.320% 7/20/37 (a)	1,140,315	1,152,525
Series 2019-1A, Class D, 4.750% 1/20/36 (a)	1,523,560	1,533,899
Series 2018-3A, Class D, 5.200% 9/20/35 (a)	889,297	889,035
Stack Infrastructure Issuer LLC, Series 2020-1A, Class A2 1.893% 8/25/45 (a)	1,135,000	1,146,975
Steele Creek CLO Ltd., Series 2018-2A, Class C, 3 mo. USD LIBOR + 2.300% 2.520% FRN 8/18/31 (a)	1,660,000	1,618,493
Store Master Funding I-VII
Series 2019-1, Class A2, 3.650% 11/20/49 (a)	3,585,233	3,656,229
Series 2018-1A, Class A2, 4.290% 10/20/48 (a)	1,454,656	1,520,987
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD LIBOR + 1.200% 1.348% FRN 11/25/35 (a)	1,114,215	1,063,103

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Structured Receivables Finance LLC, Series 2010-B, Class A 3.730% 8/15/36 (a)	$192,048	$201,370
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A 4.870% 7/20/48 (a)	622,434	666,303
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A 4.190% 1/15/71 (a)	1,834,831	2,120,390
Taco Bell Funding LLC, Series 2018-1A, Class A2II 4.940% 11/25/48 (a)	1,411,200	1,551,701
TAL Advantage VII LLC, Series 2020-1A, Class A 2.050% 9/20/45 (a)	5,355,625	5,360,447
Textainer Marine Containers VII Ltd., Series 2019-1A, Class A 3.960% 4/20/44 (a)	468,000	473,231
THL Credit Wind River CLO Ltd., Series 2018-3A, Class B, 3 mo. USD LIBOR + 1.700% 1.918% FRN 1/20/31 (a)	2,440,000	2,435,588
TICP CLO XIV Ltd., Series 2019-14A, Class A2, 3 mo. USD LIBOR + 1.900% 2.118% FRN 10/20/32 (a)	250,000	250,261
Tif Funding II LLC, Series 2020-1A, Class A 2.090% 8/20/45 (a)	820,950	827,000
Trinity Rail Leasing LP
Series 2019-2A, Class A2, 3.100% 10/18/49 (a)	4,127,000	4,306,208
Series 2019-1A, Class A, 3.820% 4/17/49 (a)	4,238,694	4,432,991
Series 2018-1A, Class A2, 4.620% 6/17/48 (a)	2,370,000	2,493,065
Trip Rail Master Funding LLC, Series 2017-1A, Class A1 2.709% 8/15/47 (a)	123,963	124,120
Triton Container Finance VIII LLC, Series 2020-1A, Class A 2.110% 9/20/45 (a)	3,963,932	4,002,337
Vantage Data Centers LLC, Series 2020-2A, Class A2 1.992% 9/15/45 (a)	1,702,000	1,712,699
Vivint Solar Financing V LLC, Series 2018-1A, Class B 7.370% 4/30/48 (a)	2,360,466	2,509,588
Voya CLO Ltd.
Series 2015-3A, Class A3R, 3 mo. USD LIBOR + 1.700% 1.918% FRN 10/20/31 (a)	1,500,000	1,493,814
Series 2019-3A, Class B1, 3 mo. USD LIBOR + 1.850% 2.068% FRN 10/17/32 (a)	1,500,000	1,501,072
WAVE LLC
Series 2019-1A, Class A, 3.597% 9/15/44 (a)	4,791,086	4,672,064
Series 2017-1A, Class C, 6.656% 11/15/42 (a)	1,796,357	1,104,299
WAVE Trust, Series 2017-1A, Class A 3.844% 11/15/42 (a)	3,000,460	2,911,431
Wendy’s Funding LLC, Series 2015-1A, Class A23 4.497% 6/15/45 (a)	3,032,000	3,013,209
Westgate Resorts LLC, Series 2017-1A, Class A 3.050% 12/20/30 (a)	382,247	386,377
Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750% STEP 9/15/43 (a)	1,146,408	989,383
		213,947,407
Student Loans Asset-Backed Securities — 9.1%
College Avenue Student Loans LLC
Series 2019-A, Class B, 3.810% 12/28/48 (a)	2,630,000	2,703,128
Series 2019-A, Class C, 4.460% 12/28/48 (a)	1,505,000	1,524,067
College Loan Corp. Trust I, Series 2007-1, Class B2, 28 day ARS 0.000% FRN 1/25/47	875,000	697,791
ECMC Group Student Loan Trust

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-2A, Class A, 1 mo. USD LIBOR + .800% 0.948% FRN 9/25/68 (a)	$4,533,116	$4,496,394
Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200% 1.348% FRN 12/27/66 (a)	1,997,983	2,006,634
Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350% 1.498% FRN 7/26/66 (a)	2,793,250	2,832,927
EdLinc Student Loan Funding, Series 2017-A, Class A, PRIME - 1.150% 3.600% FRN 12/01/47 (a)	1,617,120	1,599,119
Education Loan Asset-Backed Trust I
Series 2003-1, Class A2, 28 day ARS 0.000% FRN 2/01/43 (a)	1,300,000	1,199,129
Series 2003-2, Class 2A1, 0.000% FRN 8/01/43 (a) (c)	1,950,000	1,801,328
Series 2013-1, Class B1, 1 mo. USD LIBOR + 1.000% 1.148% FRN 11/25/33 (a)	1,067,667	1,041,907
Higher Education Funding I
Series 2004-1, Class B2, 28 day ARS 0.000% FRN 1/01/44 (a)	600,000	524,599
Series 2004-1, Class B1, 28 day ARS 0.000% FRN 1/01/44 (a)	600,000	533,503
Laurel Road Prime Student Loan Trust
Series 2017-B, Class BFX, 3.020% 8/25/42 (a)	538,731	542,573
Series 2018-B, Class BFX, 3.720% 5/26/43 (a)	436,918	444,236
Navient Private Education Loan Trust
Series 2018-BA, Class A2B, 1 mo. USD LIBOR + .720% 0.879% FRN 12/15/59 (a)	709,189	706,521
Series 2020-IA, Class B, 2.950% 4/15/69 (a)	3,080,000	3,068,458
Navient Private Education Refi Loan Trust
Series 2020-HA, Class B, 2.780% 1/15/69 (a)	2,425,000	2,435,528
Series 2019-CA, Class B, 3.670% 2/15/68 (a)	1,512,000	1,542,544
Series 2019-A, Class B, 3.900% 1/15/43 (a)	1,500,000	1,550,610
Series 2018-CA, Class B, 4.220% 6/16/42 (a)	1,480,000	1,546,339
Navient Student Loan Trust
Series 2016-1A, Class A, 1 mo. USD LIBOR + .700% 0.848% FRN 2/25/70 (a)	2,554,612	2,565,844
Series 2018-2A, Class A3, 1 mo. USD LIBOR + .750% 0.898% FRN 3/25/67 (a)	3,320,000	3,265,105
Series 2018-3A, Class A3, 1 mo. USD LIBOR + .800% 0.948% FRN 3/25/67 (a)	4,650,000	4,645,660
Series 2019-1A, Class A2, 1 mo. USD LIBOR + .900% 1.048% FRN 12/27/67 (a)	3,100,000	3,092,134
Series 2019-2A, Class A2, 1 mo. USD LIBOR + 1.000% 1.148% FRN 2/27/68 (a)	1,548,000	1,561,288
Series 2016-7A, Class A, 1 mo. USD LIBOR + 1.150% 1.298% FRN 3/25/66 (a)	3,157,147	3,194,554
Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250% 1.398% FRN 6/25/65 (a)	2,314,297	2,335,150
Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300% 1.448% FRN 3/25/66 (a)	6,800,000	6,850,855
Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500% 1.648% FRN 10/25/58	1,200,000	1,145,810
Series 2019-BA, Class B, 4.040% 12/15/59 (a)	3,700,000	3,828,469
Series 2018-EA, Class B, 4.440% 12/15/59 (a)	730,000	762,030
Nelnet Private Education Loan Trust, Series 2016-A, Class A1B 3.600% 12/26/40 (a)	290,403	291,785
Nelnet Student Loan Trust
Series 2018-3A, Class A3, 1 mo. USD LIBOR + .750% 0.898% FRN 9/27/66 (a)	4,500,000	4,497,204
Series 2014-3A, Class B, 1 mo. USD LIBOR + 1.500% 1.648% FRN 10/25/50 (a)	975,000	914,896
Series 2014-5A, Class B, 1 mo. USD LIBOR + 1.500% 1.648% FRN 5/26/54 (a)	1,300,000	1,238,621

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2015-2A, Class B, 1 mo. USD LIBOR + 1.500% 1.648% FRN 5/26/54 (a)	$1,130,000	$1,069,401
Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500% 1.650% FRN 6/25/54 (a)	1,100,000	1,063,808
Series 2019-4A, Class B, 1 mo. USD LIBOR + 1.650% 1.798% FRN 9/26/67 (a)	3,800,000	3,617,663
Series 2019-5, Class B, 3.450% 10/25/67 (a)	2,850,000	2,761,721
SLC Student Loan Trust
Series 2007-1, Class A5, 3 mo. USD LIBOR + .090% 0.311% FRN 2/15/68	8,400,000	7,863,361
Series 2005-1, Class B, 3 mo. USD LIBOR + .200% 0.421% FRN 2/15/45	1,488,887	1,339,994
SLM Student Loan Trust
Series 2006-2, Class R, 0.000% 1/25/41	9,078	4,992,900
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 0.425% FRN 10/25/40	1,747,201	1,561,918
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 0.525% FRN 1/25/55	1,282,633	1,187,142
Series 2003-14, Class A7, 3 mo. USD LIBOR + .600% 0.815% FRN 10/25/65 (a)	7,420,000	7,355,671
SMB Private Education Loan Trust
Series 2020-BA, Class B, 2.760% 7/15/53 (a)	3,431,000	3,316,097
Series 2017-A, Class B, 3.500% 6/17/41 (a)	1,800,000	1,813,364
SoFi Alternative Trust, Series 2019-C, Class PT,
4.974% VRN 1/25/45 (a) (c)	5,553,449	5,990,533
SoFi Professional Loan Program LLC
Series 2017-D, Class R1, 0.000% 9/25/40 (a)	4,647,800	1,345,352
Series 2018-A, Class R1, 0.000% 2/25/42 (a)	3,470,600	1,283,685
Series 2018-B, Class R1, 0.000% 8/26/47 (a)	3,139,900	1,164,646
Series 2018-D, Class R1, 0.000% 2/25/48 (a)	5,678,800	1,255,583
Series 2019-A, Class R1, 0.000% 6/15/48 (a)	8,126,500	1,750,448
South Carolina Student Loan Corp., Series 2014-1, Class B, 1 mo. USD LIBOR + 1.500%
1.655% FRN 8/01/35	3,025,000	2,906,526
		126,626,553
Whole Loan Collateral Collateralized Mortgage Obligations — 0.4%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7,
3.076% VRN 8/25/34 (c)	75,920	74,415
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class M1,
3.170% VRN 7/25/49 (a) (c)	1,188,500	1,225,683
JP Morgan Mortgage Trust, Series 2017-1, Class A11,
3.500% VRN 1/25/47 (a) (c)	1,479,504	1,511,964
PSMC Trust, Series 2018-2, Class A1,
3.500% VRN 6/25/48 (a) (c)	1,185,224	1,208,820
Sequoia Mortgage Trust, Series 2018-CH2, Class A3,
4.000% VRN 6/25/48 (a) (c)	1,266,847	1,304,999
Wells Fargo Mortgage Backed Securities Trust, Series 2019-1, Class A1,
4.000% VRN 11/25/48 (a) (c)	528,464	541,750
		5,867,631

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $440,572,808)		441,308,081

Sovereign Debt Obligations — 0.7%
Colombia Government International Bond
6.125% 1/18/41	2,980,000	3,993,200
Mexico Government International Bond
4.750% 3/08/44	4,328,000	5,139,543

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.750% 9/27/34	$950,000	$1,338,322
		10,471,065

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $8,551,708)		10,471,065

U.S. Government Agency Obligations and Instrumentalities — 21.0%

Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Series 2178, Class PB 7.000% 8/15/29	122,252	138,763
Pass-Through Securities — 20.6%
Federal Home Loan Mortgage Corp.
Pool #RA4245 2.000% 12/01/50	5,400,000	5,627,441
Pool #RA4255 2.000% 1/01/51	11,350,000	11,856,422
Pool #RA2483 3.500% 6/01/50	12,844,285	13,680,867
Pool #Z40047 4.000% 10/01/41	151,868	168,451
Federal National Mortgage Association
Pool #775539 12 mo. USD LIBOR + 1.641% 2.516% FRN 5/01/34	48,806	50,739
Pool #MA3029 3.000% 6/01/32	3,812,008	4,025,055
Pool #MA3090 3.000% 8/01/32	1,333,010	1,407,509
Pool #AS1304 3.500% 12/01/28	979,821	1,050,055
Pool #MA1356 3.500% 2/01/43	6,865,779	7,491,046
Pool #CA6096 3.500% 6/01/50	14,585,433	15,704,064
Pool #FM4017 3.500% 8/01/50	1,141,885	1,207,695
Pool #CA1909 4.500% 6/01/48	5,357,321	5,823,782
Pool #AD6437 5.000% 6/01/40	374,412	431,718
Pool #AD6996 5.000% 7/01/40	2,385,207	2,750,279
Pool #AL8173 5.000% 2/01/44	974,806	1,121,874
Government National Mortgage Association
Pool #404246 6.500% 8/15/28	165	186
Pool #781038 6.500% 5/15/29	33,558	37,968
Pool #781468 6.500% 7/15/32	2,279	2,647
Pool #781496 6.500% 9/15/32	11,100	12,833
Pool #345964 7.000% 11/15/23	457	483
Pool #380866 7.000% 3/15/24	377	402
Pool #781124 7.000% 12/15/29	4,217	4,813
Pool #781319 7.000% 7/15/31	78,690	91,231
Pool #581417 7.000% 7/15/32	10,819	12,314
Pool #565982 7.000% 7/15/32	12,606	14,799
Pool #357262 7.500% 9/15/23	550	581
Pool #441009 8.000% 11/15/26	604	678
Pool #522777 8.000% 12/15/29	4,188	4,800
Pool #523043 8.000% 3/15/30	225	260
Pool #529134 8.000% 3/15/30	1,413	1,658
Pool #477036 8.000% 4/15/30	567	666
Pool #503157 8.000% 4/15/30	12,224	14,360
Pool #528714 8.000% 4/15/30	1,109	1,304
Pool #544640 8.000% 11/15/30	9,522	11,244
Pool #531298 8.500% 8/15/30	809	935
Government National Mortgage Association II
Pool# MA6656 3.000% 5/20/50	12,961,512	13,556,912
Pool# MA6710 3.000% 6/20/50	13,125,099	13,761,852
Pool #MA4321 3.500% 3/20/47	7,693,549	8,282,140
Government National Mortgage Association II TBA
3.000% 8/01/49 (d)	15,850,000	16,574,394
3.500% 6/01/49 (d)	37,830,000	40,093,891

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Uniform Mortgage Backed Securities TBA
2.000% 6/01/35 (d)	$49,350,000	$51,609,302
3.000% 7/01/49 (d)	38,150,000	39,974,047
3.500% 3/01/49 (d)	21,950,000	23,208,696
4.000% 2/01/48 (d)	4,900,000	5,232,664
		284,905,057
Whole Loans — 0.4%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2016-HQA3, Class M2, 1 mo. USD LIBOR + 1.350% 1.498% FRN 3/25/29	54,173	54,184
Series 2020-DNA3, Class M1, 1 mo. USD LIBOR + 1.500% 1.648% FRN 6/25/50 (a)	1,246,111	1,247,786
Series 2020-DNA3, Class M2, 1 mo. USD LIBOR + 3.000% 3.148% FRN 6/25/50 (a)	4,680,000	4,705,452
		6,007,422

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $289,300,142)		291,051,242
U.S. Treasury Obligations — 8.0%

U.S. Treasury Bonds & Notes — 8.0%
U.S. Treasury Bond
2.250% 8/15/49 (e)	14,600,000	16,720,225
3.500% 2/15/39 (e)	19,800,000	26,872,948
U.S. Treasury Note
0.125% 10/15/23	23,500,000	23,479,644
0.375% 4/30/25	43,600,000	43,756,947
		110,829,764

TOTAL U.S. TREASURY OBLIGATIONS (Cost $111,834,043)		110,829,764

TOTAL BONDS & NOTES (Cost $1,323,489,899)		1,373,844,885

TOTAL PURCHASED OPTIONS (#) — 0.2% (Cost $3,506,056)		2,456,154

TOTAL LONG-TERM INVESTMENTS (Cost $1,326,995,955)		1,376,301,039

Short-Term Investments — 13.7%
Commercial Paper — 13.5%
Agilent Technologies, Inc.
0.304% 2/25/21 (a)	10,000,000	9,996,173
American Electric Power Co., Inc.
0.274% 2/18/21 (a)	2,000,000	1,999,333
American Honda Finance Corp.
0.274% 1/28/21	3,000,000	2,999,298
0.294% 3/03/21	3,500,000	3,498,059
Entergy Corp.
0.305% 3/11/21 (a)	7,000,000	6,995,277
0.386% 5/17/21 (a)	10,000,000	9,986,300

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
FMC Technologies, Inc.
0.274% 2/05/21 (a)	$13,000,000	$12,997,036
Intercontinental Exchange, Inc.
0.366% 6/03/21 (a) (f)	5,000,000	4,990,320
0.406% 5/11/21 (a) (f)	3,200,000	3,194,982
0.406% 6/08/21 (a) (f)	5,000,000	4,989,900
0.427% 6/29/21 (a) (f)	3,000,000	2,992,845
National Grid Holdings
0.304% 2/18/21 (a)	3,000,000	2,999,000
National Grid PLC
0.304% 1/15/21 (a)	2,000,000	1,999,858
Parker-Hannifin Corp.
0.304% 2/09/21 (a)	5,000,000	4,998,628
PPG Industries, Inc.
0.427% 8/02/21	10,000,000	9,976,757
Rogers Communications, Inc.
0.458% 8/25/21 (a)	10,000,000	9,974,062
Shell International Finance B.V.
0.254% 10/01/21 (a)	3,000,000	2,993,584
Spire, Inc.
0.264% 1/13/21 (a)	7,000,000	6,999,583
0.315% 3/23/21 (a)	6,000,000	5,996,242
Suncor Energy, Inc.
0.304% 2/10/21 (a)	4,900,000	4,898,689
0.305% 1/26/21 (a)	4,000,000	3,999,402
0.325% 3/03/21 (a)	1,850,000	1,849,168
0.325% 3/25/21 (a)	1,900,000	1,898,776
0.355% 3/25/21 (a)	3,000,000	2,998,068
Telus Corp.
0.305% 4/27/21 (a)	8,000,000	7,991,784
0.305% 6/16/21 (a)	7,000,000	6,988,440
Transcanada Pipelines Ltd.
0.314% 1/27/21 (a)	6,000,000	5,999,055
Walgreens Boots Alliance, Inc.
0.183% 1/04/21 (a)	5,000,000	4,999,872
0.335% 1/29/21 (a)	10,000,000	9,997,608
0.406% 2/24/21 (a)	5,000,000	4,997,349
Waste Management, Inc.
0.356% 7/01/21 (a)	5,000,000	4,991,962
0.458% 9/15/21 (a)	15,000,000	14,967,105
		187,154,515
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/20, 0.000%, due 1/04/21 (g)	2,841,017	2,841,017

TOTAL SHORT-TERM INVESTMENTS (Cost $189,977,711)		189,995,532

TOTAL INVESTMENTS — 112.9% (Cost $1,516,973,666) (h)		1,566,296,571

Other Assets/(Liabilities) — (12.9)%		(178,846,578)

NET ASSETS — 100.0%		$1,387,449,993

MassMutual Premier Core Bond Fund — Portfolio of Investments (Continued)

Abbreviation Legend

ARS	Auction Rate Security
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2020, the aggregate market value of these securities amounted to $696,667,572 or 50.21% of net assets.
(b)	Security is perpetual and has no stated maturity date.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2020.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(e)	A portion of this security is pledged/held as collateral for open derivatives.
(f)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2020, these securities amounted to a value of $16,168,047 or 1.17% of net assets.
(g)	Maturity value of $2,841,017. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 12/30/21, and an aggregate market value, including accrued interest, of $2,897,926.
(h)	See Note 3 for aggregate cost for federal tax purposes.

(#) Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
10 -Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%	Semi-Annually	USD	5,551,000	$556,210	$277,507	$278,703
Put
10 -Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	2.94%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	64,580,000	$1,899,944	$3,228,549	$(1,328,605)
									$2,456,154	$3,506,056	$(1,049,902)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	3/22/21	88	$15,364,481	$(123,981)
U.S. Treasury Ultra Bond	3/22/21	357	77,591,470	(1,349,657)
U.S. Treasury Note 2 Year	3/31/21	580	128,043,977	122,429
U.S. Treasury Note 5 Year	3/31/21	303	38,141,070	86,641
				$(1,264,568)
Short
90 Day Eurodollar	3/15/21	12	$(2,926,460)	$(68,440)
U.S. Treasury Ultra 10 Year	3/22/21	10	(1,564,656)	1,062
90 Day Eurodollar	9/13/21	21	(5,122,093)	(118,982)
90 Day Eurodollar	3/14/22	19	(4,632,849)	(108,601)
90 Day Eurodollar	9/19/22	17	(4,143,482)	(97,806)
90 Day Eurodollar	3/13/23	14	(3,410,179)	(80,896)
90 Day Eurodollar	12/18/23	19	(4,623,825)	(103,138)
90 Day Eurodollar	12/16/24	50	(12,152,959)	(253,291)
				$(830,092)

Currency Legend

USD	U.S. Dollar

MassMutual Premier Diversified Bond Fund — Portfolio of Investments
December 31, 2020 (Unaudited)

	Number of Shares	Value
Equities — 0.2%

Common Stock — 0.0%
Basic Materials — 0.0%
Forest Products & Paper — 0.0%
The Newark Group, Inc. (a) (b)	26,904	$807
Energy — 0.0%
Oil & Gas — 0.0%
Jupiter Resources, Inc. (a) (b) (c)	18,661	59,715

TOTAL COMMON STOCK (Cost $92,228)		60,522

Preferred Stock — 0.2%
Financial — 0.2%
Insurance — 0.2%
Selective Insurance Group, Inc. 4.600%	18,825	486,438

TOTAL PREFERRED STOCK (Cost $470,625)		486,438

TOTAL EQUITIES (Cost $562,853)		546,960

	Principal Amount
Bonds & Notes — 95.2%

Corporate Debt — 45.8%
Aerospace & Defense — 0.6%
BAE Systems PLC 3.000% 9/15/50 (d)	$230,000	239,987
TransDigm, Inc. 5.500% 11/15/27	250,000	262,825
6.250% 3/15/26 (d)	500,000	532,500
6.375% 6/15/26	225,000	232,875
		1,268,187
Agriculture — 0.7%
BAT Capital Corp. 2.259% 3/25/28	320,000	332,175
4.700% 4/02/27	200,000	235,175
4.758% 9/06/49	165,000	191,294
Imperial Brands Finance PLC 3.500% 7/26/26 (d)	300,000	332,058
3.875% 7/26/29 (d)	320,000	357,678

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Reynolds American, Inc. 5.850% 8/15/45	$150,000	$191,812
		1,640,192
Airlines — 0.0%
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.600% 9/01/27	82,348	81,472
Auto Manufacturers — 1.6%
Ford Motor Co. 7.450% 7/16/31	270,000	346,275
Ford Motor Credit Co. LLC 3.087% 1/09/23	310,000	315,408
3.336% 3/18/21	825,000	827,062
4.140% 2/15/23	285,000	293,550
5.085% 1/07/21	200,000	200,000
General Motors Co. 4.200% 10/01/27	215,000	243,626
5.150% 4/01/38	230,000	276,540
5.200% 4/01/45	225,000	273,246
General Motors Financial Co., Inc. 3.500% 11/07/24	315,000	340,408
4.150% 6/19/23	255,000	274,334
4.200% 11/06/21	245,000	252,526
		3,642,975
Banks — 4.6%
Associated Banc-Corp. 4.250% 1/15/25	413,000	447,503
Banco General SA 4.125% 8/07/27 (d)	260,000	294,453
Bank of America Corp. SOFR + 2.150% 2.592% VRN 4/29/31	300,000	321,527
3 mo. USD LIBOR + 1.310% 4.271% VRN 7/23/29	200,000	238,149
6.110% 1/29/37	190,000	276,741
7.750% 5/14/38	125,000	213,126
The Bank of Nova Scotia 3 mo. USD LIBOR + 2.648% 4.650% VRN (e)	550,000	552,750
Barclays Bank PLC 10.179% 6/12/21 (d)	800,000	832,039
Barclays PLC 4.375% 9/11/24	200,000	222,521
Citigroup, Inc. 4.600% 3/09/26	295,000	345,707
5.250% 3/07/25	500,000	567,500
5.875% 1/30/42	100,000	151,883
6.000% 10/31/33	85,000	116,822
Credit Suisse AG 6.500% 8/08/23 (d)	575,000	646,751
First Republic Bank 4.375% 8/01/46	510,000	645,536
Fulton Financial Corp. 3.600% 3/16/22	240,000	246,244
The Goldman Sachs Group, Inc. 5.150% 5/22/45	290,000	404,138
5.950% 1/15/27	170,000	214,294
6.250% 2/01/41	35,000	54,816

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.750% 10/01/37	$165,000	$252,477
HSBC Holdings PLC 4.250% 3/14/24	200,000	220,669
4.250% 8/18/25	477,000	541,954
6.500% 9/15/37	125,000	182,918
Huntington Bancshares, Inc. 3 mo. USD LIBOR + 2.880% 5.700% VRN (e)	510,000	512,550
JP Morgan Chase & Co. SOFR + 2.515% 2.956% VRN 5/13/31	235,000	257,699
4.950% 6/01/45	170,000	240,843
NBK Tier 1 Financing 2 Ltd. 6 year USD Swap + 2.832% 4.500% VRN (d) (e)	685,000	698,700
Nordea Bank Abp 5 year CMT + 4.110% 6.625% VRN (d) (e)	405,000	464,737
Valley National Bancorp 5.125% 9/27/23	110,000	119,807
Wells Fargo & Co. 5.606% 1/15/44	105,000	148,816
		10,433,670
Beverages — 0.8%
Anheuser-Busch InBev Worldwide, Inc. 4.600% 4/15/48	255,000	322,677
8.200% 1/15/39	250,000	431,914
Bacardi Ltd. 5.150% 5/15/38 (d)	200,000	255,819
Becle SAB de CV 3.750% 5/13/25 (d)	350,000	380,724
Molson Coors Beverage Co. 4.200% 7/15/46	191,000	219,165
5.000% 5/01/42	135,000	168,952
		1,779,251
Building Materials — 0.4%
Standard Industries, Inc. 4.375% 7/15/30 (d)	200,000	213,946
4.750% 1/15/28 (d)	151,000	158,927
5.000% 2/15/27 (d)	490,000	512,050
		884,923
Chemicals — 1.2%
CF Industries, Inc. 4.950% 6/01/43	200,000	245,500
5.375% 3/15/44	128,000	162,017
DuPont de Nemours, Inc. 5.319% 11/15/38	345,000	467,270
Syngenta Finance NV 3.933% 4/23/21 (d)	325,000	327,181
4.892% 4/24/25 (d)	500,000	536,627
5.182% 4/24/28 (d)	200,000	214,434
Yara International ASA 4.750% 6/01/28 (d)	690,000	818,207
		2,771,236

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Commercial Services — 0.0%
ERAC USA Finance LLC 7.000% 10/15/37 (d)	50,000	$77,548
Computers — 1.1%
Dell International LLC/EMC Corp. 6.020% 6/15/26 (d)	375,000	457,479
8.350% 7/15/46 (d)	275,000	416,025
Genpact Luxembourg Sarl 3.700% STEP 4/01/22	435,000	443,528
Leidos, Inc. 2.300% 2/15/31 (d)	90,000	91,638
4.375% 5/15/30 (d)	135,000	161,656
5.500% 7/01/33	226,000	276,976
Lenovo Group Ltd. 3.421% 11/02/30 (d)	495,000	520,301
		2,367,603
Distribution & Wholesale — 0.3%
H&E Equipment Services, Inc. 3.875% 12/15/28 (d)	600,000	606,420
Diversified Financial Services — 4.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.500% 9/15/23	315,000	341,530
6.500% 7/15/25	285,000	340,703
Air Lease Corp. 2.875% 1/15/26	950,000	1,005,227
Aircastle Ltd. 4.125% 5/01/24	200,000	211,528
4.400% 9/25/23	275,000	291,406
Alliance Data Systems Corp. 7.000% 1/15/26 (d)	200,000	211,560
Ally Financial, Inc. 8.000% 11/01/31	651,000	955,583
Antares Holdings LP 6.000% 8/15/23 (d)	790,000	805,660
8.500% 5/18/25 (d)	330,000	355,738
Ares Finance Co. LLC 4.000% 10/08/24 (d)	375,000	402,776
Avolon Holdings Funding Ltd. 4.375% 5/01/26 (d)	205,000	222,075
5.125% 10/01/23 (d)	325,000	347,679
BGC Partners, Inc. 4.375% 12/15/25 (d)	435,000	460,129
Brookfield Finance, Inc. 4.350% 4/15/30	405,000	485,014
4.850% 3/29/29	208,000	254,808
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/35	230,000	274,516
Global Aircraft Leasing Co. Ltd. 6.500% 9/15/24 (d)	616,568	550,287
Lazard Group LLC 3.625% 3/01/27	196,000	215,495
3.750% 2/13/25	125,000	138,814
4.500% 9/19/28	275,000	326,379
LeasePlan Corp. NV 2.875% 10/24/24 (d)	330,000	348,697

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Legg Mason, Inc. 5.625% 1/15/44	$235,000	$337,214
Park Aerospace Holdings Ltd. 4.500% 3/15/23 (d)	250,000	261,981
5.250% 8/15/22 (d)	415,000	435,547
		9,580,346
Electric — 1.4%
Berkshire Hathaway Energy Co. 5.950% 5/15/37	120,000	174,110
The Cleveland Electric Illuminating Co. 5.950% 12/15/36	175,000	213,854
CMS Energy Corp. 4.700% 3/31/43	115,000	147,930
4.875% 3/01/44	180,000	237,076
Elwood Energy LLC 8.159% 7/05/26	171,251	181,526
Enel Finance International NV 6.000% 10/07/39 (d)	175,000	249,686
Entergy Louisiana LLC 4.950% 1/15/45	110,000	121,390
FirstEnergy Transmission LLC 4.550% 4/01/49 (d)	195,000	227,727
Indianapolis Power & Light Co. 4.050% 5/01/46 (d)	110,000	134,333
Infraestructura Energetica Nova SAB de CV 3.750% 1/14/28 (d)	200,000	213,250
ITC Holdings Corp. 2.950% 5/14/30 (d)	210,000	229,536
Pacific Gas and Electric Co. 3.750% 7/01/28	320,000	349,740
4.300% 3/15/45	195,000	207,901
Virginia Electric & Power Co. 6.000% 1/15/36	100,000	145,238
Xcel Energy, Inc. 6.500% 7/01/36	270,000	405,495
		3,238,792
Electronics — 0.2%
Ingram Micro, Inc. 5.450% STEP 12/15/24	335,000	385,331
Entertainment — 0.2%
Live Nation Entertainment, Inc. 5.625% 3/15/26 (d)	77,000	79,118
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 5.125% 10/01/29 (d)	382,000	400,145
		479,263
Foods — 0.8%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertson's LLC 4.625% 1/15/27 (d)	521,000	554,214
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 5.500% 1/15/30 (d)	700,000	804,132
Mars, Inc. 3.950% 4/01/49 (d)	150,000	191,139

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Smithfield Foods, Inc. 3.000% 10/15/30 (d)	$206,000	$217,964
		1,767,449
Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd. 4.000% 1/14/25	225,000	240,471
Gas — 0.2%
NiSource, Inc. 4.800% 2/15/44	295,000	386,377
Health Care – Services — 0.9%
Centene Corp. 4.625% 12/15/29	153,000	169,862
HCA, Inc. 3.500% 9/01/30	1,064,000	1,130,581
5.375% 2/01/25	350,000	393,586
IHC Health Services, Inc. 4.131% 5/15/48	275,000	357,256
		2,051,285
Home Builders — 0.5%
Mattamy Group Corp. 5.250% 12/15/27 (d)	227,000	240,052
PulteGroup, Inc. 5.000% 1/15/27	198,000	233,640
Taylor Morrison Communities, Inc. 5.750% 1/15/28 (d)	500,000	566,250
		1,039,942
Insurance — 5.7%
Allstate Corp. 3 mo. USD LIBOR + 2.938% 5.750% VRN 8/15/53	640,000	684,838
American International Group, Inc. 3.400% 6/30/30	220,000	252,087
4.750% 4/01/48	95,000	126,749
3 mo. USD LIBOR + 2.868% 5.750% VRN 4/01/48	755,000	863,056
AmTrust Financial Services, Inc. 6.125% 8/15/23	765,000	755,461
Arch Capital Group Ltd. 3.635% 6/30/50	375,000	436,414
Arch Capital Group US, Inc. 5.144% 11/01/43	80,000	107,725
Athene Global Funding 2.500% 1/14/25 (d)	300,000	314,261
Athene Holding Ltd. 4.125% 1/12/28	309,000	344,347
6.150% 4/03/30	595,000	740,197
AXIS Specialty Finance LLC 3.900% 7/15/29	375,000	413,513
5 year CMT + 3.186% 4.900% VRN 1/15/40	490,000	512,673
AXIS Specialty Finance PLC 4.000% 12/06/27	210,000	234,150
Brighthouse Financial, Inc. 4.700% 6/22/47	500,000	522,123
5.625% 5/15/30	260,000	320,965

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CNO Financial Group, Inc. 5.250% 5/30/25	$535,000	$621,016
5.250% 5/30/29	200,000	241,449
Enstar Finance LLC 5 year CMT + 5.468% 5.750% VRN 9/01/40	825,000	868,854
Enstar Group Ltd. 4.500% 3/10/22	495,000	513,823
4.950% 6/01/29	575,000	650,421
Equitable Holdings, Inc. 5 year CMT + 4.736% 4.950% VRN (e)	280,000	297,850
5.000% 4/20/48	225,000	296,359
Markel Corp. 5 year CMT + 5.662% 6.000% VRN (e)	735,000	813,094
MetLife Capital Trust IV 7.875% 12/15/67 (d)	225,000	317,250
Prudential Financial, Inc. 5 year CMT + 3.035% 3.700% VRN 10/01/50	220,000	232,712
3 mo. USD LIBOR + 3.920% 5.625% VRN 6/15/43	200,000	214,485
3 mo. USD LIBOR + 2.665% 5.700% VRN 9/15/48	350,000	404,080
6.200% 11/15/40	125,000	174,866
Teachers Insurance & Annuity Association of America 4.270% 5/15/47 (d)	175,000	218,831
USF&G Capital I 8.500% 12/15/45 (d)	95,000	153,039
XLIT Ltd. 5.500% 3/31/45	200,000	279,800
		12,926,488
Internet — 0.3%
Amazon.com, Inc. 4.050% 8/22/47	260,000	343,318
Netflix, Inc. 4.875% 6/15/30 (d)	166,000	190,900
Prosus NV 3.680% 1/21/30 (d)	220,000	239,393
		773,611
Investment Companies — 1.7%
Ares Capital Corp. 3.500% 2/10/23	610,000	642,590
4.200% 6/10/24	525,000	566,704
BlackRock TCP Capital Corp. 3.900% 8/23/24	170,000	177,623
4.125% 8/11/22	845,000	881,039
Icahn Enterprises LP/ Icahn Enterprises Finance Corp. 4.750% 9/15/24	500,000	519,375
6.750% 2/01/24	200,000	203,396
Sixth Street Specialty Lending, Inc. 3.875% 11/01/24	770,000	793,760
		3,784,487
Iron & Steel — 0.4%
Vale Overseas Ltd. 6.250% 8/10/26	470,000	582,800

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.875% 11/21/36	$150,000	$219,845
		802,645
Machinery – Diversified — 0.1%
The Toro Co. 7.800% 6/15/27	170,000	224,171
Media — 2.4%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.000% 2/01/28 (d)	250,000	264,375
Comcast Corp. 3.450% 2/01/50	145,000	171,110
4.600% 8/15/45	400,000	540,334
CSC Holdings LLC 4.625% 12/01/30 (d)	250,000	260,938
5.750% 1/15/30 (d)	200,000	219,250
Discovery Communications LLC 4.000% 9/15/55 (d)	235,000	263,035
4.650% 5/15/50	55,000	68,791
DISH DBS Corp. 7.375% 7/01/28	500,000	532,500
Grupo Televisa SAB 6.625% 3/18/25	275,000	334,375
Time Warner Cable, Inc. 4.500% 9/15/42	250,000	292,949
6.750% 6/15/39	115,000	163,669
ViacomCBS, Inc. 4.200% 5/19/32	355,000	427,827
4.950% 1/15/31	220,000	276,128
VTR Finance NV 6.375% 7/15/28 (d)	900,000	983,250
The Walt Disney Co. 3.600% 1/13/51	345,000	417,622
6.650% 11/15/37	200,000	316,065
		5,532,218
Mining — 1.1%
First Quantum Minerals Ltd. 6.875% 3/01/26 (d)	1,000,000	1,042,500
Glencore Finance Canada Ltd. 5.550% STEP 10/25/42 (d)	149,000	182,731
Glencore Funding LLC 3.875% 10/27/27 (d)	260,000	292,994
4.625% 4/29/24 (d)	200,000	223,356
Perenti Finance Pty Ltd. 6.500% 10/07/25 (d)	325,000	345,729
Teck Resources Ltd. 5.200% 3/01/42	97,000	110,759
6.250% 7/15/41	143,000	182,823
		2,380,892
Miscellaneous - Manufacturing — 0.1%
General Electric Co. 4.125% 10/09/42	12,000	14,067

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.875% 1/10/39	$72,000	$105,990
		120,057
Office Equipment/Supplies — 0.1%
CDW LLC / CDW Finance Corp. 4.250% 4/01/28	206,000	217,487
Oil & Gas — 3.0%
BP Capital Markets PLC 5 year CMT + 4.036% 4.375% VRN (e)	905,000	968,395
Cenovus Energy, Inc. 4.250% 4/15/27	350,000	382,208
6.750% 11/15/39	175,000	231,367
Continental Resources, Inc. 5.000% 9/15/22	137,000	137,206
Devon Energy Corp. 5.000% 6/15/45	289,000	340,406
EQT Corp. 3.900% 10/01/27	860,000	854,367
7.875% STEP 2/01/25	380,000	432,725
Marathon Petroleum Corp. 4.500% 4/01/48	85,000	94,222
6.500% 3/01/41	175,000	234,955
Occidental Petroleum Corp. 2.900% 8/15/24	187,000	179,987
5.875% 9/01/25	300,000	319,500
6.375% 9/01/28	300,000	316,500
6.600% 3/15/46	235,000	238,449
6.950% 7/01/24	177,000	191,160
Ovintiv Exploration, Inc. 5.750% 1/30/22	93,000	96,595
Ovintiv, Inc. 6.500% 2/01/38	160,000	178,665
Patterson-UTI Energy, Inc. 3.950% 2/01/28	350,000	323,098
5.150% 11/15/29	615,000	563,176
Petroleos Mexicanos 5.350% 2/12/28	190,000	187,957
6.375% 1/23/45	35,000	32,078
6.500% 3/13/27	65,000	68,457
6.625% 6/15/38	51,000	49,062
Saudi Arabian Oil Co. 4.250% 4/16/39 (d)	385,000	451,446
		6,871,981
Oil & Gas Services — 0.4%
Halliburton Co. 5.000% 11/15/45	220,000	261,530
National Oilwell Varco, Inc. 3.600% 12/01/29	275,000	287,566
3.950% 12/01/42	314,000	319,429
		868,525
Packaging & Containers — 0.0%
Mauser Packaging Solutions Holding Co. 5.500% 4/15/24 (d)	49,000	49,967

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pharmaceuticals — 1.8%
AbbVie, Inc. 4.700% 5/14/45	$350,000	$457,875
Bausch Health Americas, Inc. 9.250% 4/01/26 (d)	400,000	446,000
Bausch Health Cos., Inc. 5.250% 1/30/30 (d)	250,000	262,500
6.125% 4/15/25 (d)	113,000	116,465
7.000% 3/15/24 (d)	115,000	118,306
Bristol-Myers Squibb Co. 4.350% 11/15/47	205,000	276,110
Cigna Corp. 4.800% 7/15/46	185,000	243,846
CVS Health Corp. 5.050% 3/25/48	115,000	155,857
6.125% 9/15/39	25,000	35,286
CVS Pass-Through Trust 5.926% 1/10/34 (d)	184,987	224,367
7.507% 1/10/32 (d)	13,644	16,773
McKesson Corp. 4.883% 3/15/44	70,000	88,263
Par Pharmaceutical, Inc. 7.500% 4/01/27 (d)	488,000	529,480
Takeda Pharmaceutical Co. Ltd. 3.375% 7/09/60	235,000	260,577
Utah Acquisition Sub, Inc. 5.250% 6/15/46	350,000	458,528
Viatris, Inc. 2.700% 6/22/30 (d)	280,000	297,115
		3,987,348
Pipelines — 2.3%
Energy Transfer Operating LP 4.200% 4/15/27	320,000	352,692
4.750% 1/15/26	200,000	226,298
6.125% 12/15/45	280,000	330,763
3 mo. USD LIBOR + 4.028% 6.250% VRN (e)	740,000	588,300
5 year CMT + 5.134% 6.750% VRN (e)	270,000	246,375
EnLink Midstream Partners LP 4.150% 6/01/25	339,000	330,525
4.850% 7/15/26	154,000	150,356
3 mo. USD LIBOR + 4.110% 6.000% VRN (e)	375,000	218,325
Enterprise Products Operating LLC 3 mo. USD LIBOR + 2.570% 5.375% VRN 2/15/78	200,000	202,099
EQM Midstream Partners LP 4.750% 7/15/23	375,000	394,305
MPLX LP 4.500% 4/15/38	195,000	223,044
3 mo. USD LIBOR + 4.652% 6.875% VRN (e)	850,000	820,250
Plains All American Pipeline LP/PAA Finance Corp. 3.800% 9/15/30	265,000	284,889
4.500% 12/15/26	232,000	259,866
4.700% 6/15/44	260,000	269,596
6.650% 1/15/37	175,000	213,623

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Sunoco Logistics Partners Operations LP 5.300% 4/01/44	$175,000	$189,110
		5,300,416
Private Equity — 0.7%
Apollo Management Holdings LP 5 year CMT + 3.266% 4.950% VRN 1/14/50 (d)	175,000	178,849
Hercules Capital, Inc. 4.625% 10/23/22	945,000	960,667
KKR Group Finance Co. VI LLC 3.750% 7/01/29 (d)	280,000	325,809
KKR Group Finance Co. VIII LLC 3.500% 8/25/50 (d)	160,000	177,569
		1,642,894
Real Estate Investment Trusts (REITS) — 2.4%
Agree LP 2.900% 10/01/30	110,000	116,852
Crown Castle International Corp. 5.200% 2/15/49	24,000	32,683
ESH Hospitality, Inc. 4.625% 10/01/27 (d)	363,000	372,075
Healthcare Trust of America Holdings LP 3.750% 7/01/27	240,000	272,053
Host Hotels & Resorts LP 3.500% 9/15/30	476,000	501,486
Iron Mountain, Inc. 5.250% 7/15/30 (d)	250,000	270,000
Service Properties Trust 4.950% 10/01/29	590,000	591,475
Spirit Realty LP
3.200% 1/15/27	220,000	233,691
3.400% 1/15/30	325,000	352,471
4.000% 7/15/29	385,000	433,471
4.450% 9/15/26	59,000	66,566
STORE Capital Corp. 4.625% 3/15/29	250,000	290,018
Tanger Properties LP 3.750% 12/01/24	430,000	450,904
Ventas Realty LP 5.700% 9/30/43	85,000	110,051
VEREIT Operating Partnership LP 2.850% 12/15/32	20,000	20,913
3.100% 12/15/29	460,000	496,293
3.400% 1/15/28	105,000	115,914
4.625% 11/01/25	495,000	569,748
WP Carey, Inc. 2.400% 2/01/31	120,000	124,626
		5,421,290
Retail — 0.6%
Advance Auto Parts, Inc. 1.750% 10/01/27	70,000	71,092
AutoZone, Inc. 1.650% 1/15/31	225,000	223,160

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
El Puerto de Liverpool SAB de CV 3.950% 10/02/24 (d)	$280,000	$300,653
O'Reilly Automotive, Inc. 4.200% 4/01/30	210,000	252,973
Penske Automotive Group, Inc. 5.500% 5/15/26	500,000	519,375
		1,367,253
Semiconductors — 0.1%
KLA Corp. 3.300% 3/01/50	190,000	214,405
Software — 0.3%
CDK Global, Inc. 5.250% 5/15/29 (d)	256,000	283,627
Oracle Corp. 3.600% 4/01/50	210,000	244,668
Solera LLC/ Solera Finance, Inc. 10.500% 3/01/24 (d)	237,000	245,591
		773,886
Telecommunications — 2.1%
AT&T, Inc. 3.500% 9/15/53 (d)	617,000	617,905
3.550% 9/15/55 (d)	814,000	811,237
CommScope, Inc. 8.250% 3/01/27 (d)	850,000	907,375
Empresa Nacional de Telecomunicaciones SA 4.875% 10/30/24 (d)	200,000	216,002
Hughes Satellite Systems Corp. 6.625% 8/01/26	444,000	502,373
Qwest Corp 6.750% 12/01/21	156,000	163,199
Sprint Capital Corp. 6.875% 11/15/28	500,000	659,240
T-Mobile USA, Inc. 5.375% 4/15/27	165,000	177,979
Telefonica Emisiones SAU 4.665% 3/06/38	335,000	402,161
Verizon Communications, Inc. 2.875% 11/20/50	160,000	161,216
2.987% 10/30/56 (d)	223,000	224,475
		4,843,162
Transportation — 0.4%
CSX Corp. 4.750% 11/15/48	145,000	198,894
Kenan Advantage Group, Inc. 7.875% 7/31/23 (d)	720,000	720,000
		918,894

TOTAL CORPORATE DEBT (Cost $94,943,463)		103,744,810

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Non-U.S. Government Agency Obligations — 31.1%

Automobile Asset-Backed Securities — 2.0%
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class C 4.530% 3/20/23 (d)	$222,000	$224,234
Hertz Vehicle Financing II LP Series 2018-1A, Class B, 3.600% 2/25/24 (d)	650,000	649,974
Series 2019-2A, Class C, 4.260% 5/25/25 (d)	730,000	724,150
Series 2017-2A, Class C, 5.310% 10/25/23 (d)	100,000	98,830
OneMain Direct Auto Receivables Trust Series 2019-1A, Class C, 4.190% 11/14/28 (d)	888,000	968,697
Series 2019-1A, Class D, 4.680% 4/14/31 (d)	422,000	461,882
Santander Revolving Auto Loan Trust Series 2019-A, Class B, 2.800% 1/26/32 (d)	195,000	204,227
Series 2019-A, Class C, 3.000% 1/26/32 (d)	121,000	127,053
Series 2019-A, Class D, 3.450% 1/26/32 (d)	957,000	1,002,018
		4,461,065
Commercial Mortgage-Backed Securities — 7.1%
Aventura Mall Trust, Series 2018-AVM, Class D, 4.112% VRN 7/05/40 (d) (f)	530,000	433,084
BAMLL Commercial Mortgage Securities Trust Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350% 1.509% FRN 9/15/34 (d)	150,000	145,147
Series 2019-BPR, Class CMP, 3.895% VRN 11/05/32 (d) (f)	440,000	405,473
Series 2019-BPR, Class DMP, 3.895% VRN 11/05/32 (d) (f)	540,000	464,593
BANK Series 2020-BN30, Class MCDF, 2.918% VRN 12/15/53 (f)	500,000	483,133
Series 2019-BN17, Class C, 4.517% VRN 4/15/52 (f)	331,000	370,888
BBCMS Mortgage Trust Series 2018-CHRS, Class B, 4.267% VRN 8/05/38 (d) (f)	400,000	365,043
Series 2018-CHRS, Class C, 4.267% VRN 8/05/38 (d) (f)	280,000	237,216
Series 2018-CHRS, Class D, 4.267% VRN 8/05/38 (d) (f)	270,000	208,631
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500% 1.659% FRN 7/15/35 (d)	900,000	864,022
BX Commercial Mortgage Trust Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 1.859% FRN 11/15/35 (d)	504,000	502,597
Series 2019-XL, Class E, 1 mo. USD LIBOR + 1.800% 1.959% FRN 10/15/36 (d)	356,936	354,827
Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000% 2.159% FRN 10/15/36 (d)	654,066	645,299
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, 1 mo. USD LIBOR + 2.150% 2.309% FRN 12/15/37 (d)	572,453	568,764
Century Plaza Towers Series 2019-CPT, Class D, 2.997% VRN 11/13/39 (d) (f)	225,000	224,918
Series 2019-CPT, Class E, 2.997% VRN 11/13/39 (d) (f)	316,000	304,032
Citigroup Commercial Mortgage Trust Series 2019-GC41, Class C, 3.502% 8/10/56	222,000	224,281
Series 2019-SMRT, Class C, 4.682% 1/10/36 (d)	315,000	337,041
Cold Storage Trust, Series 2020-ICE5, Class E, 1 mo. USD LIBOR + 2.766% 2.924% FRN 11/15/37 (d)	600,000	598,501
Commercial Mortgage Pass-Through Certificates Series 2014-UBS2, Class AM, 4.199% 3/10/47	100,000	107,595
Series 2015-CR23, Class C, 4.291% VRN 5/10/48 (f)	110,000	115,081

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 1 mo. USD LIBOR + 1.600% 1.759% FRN 5/15/36 (d)	$560,000	$554,405
DC Office Trust Series 2019-MTC, Class D, 3.072% VRN 9/15/45 (d) (f)	357,000	356,378
Series 2019-MTC, Class E, 3.072% VRN 9/15/45 (d) (f)	622,000	520,066
GB Trust Series 2020-FLIX, Class C, 1 mo. USD LIBOR + 1.600% 1.759% FRN 8/15/37 (d)	242,000	242,601
Series 2020-FLIX, Class D, 1 mo. USD LIBOR + 2.350% 2.509% FRN 8/15/37 (d)	394,000	396,184
GS Mortgage Securities Corp. II, Series 2018-GS10, Class D 3.000% 7/10/51 (d)	599,000	471,137
Hudson Yards Mortgage Trust, Series 2019-30HY, Class E, 3.443% VRN 7/10/39 (d) (f)	630,000	648,041
Jackson Park Trust, Series 2019-LIC, Class D, 3.242% VRN 10/14/39 (d) (f)	686,000	654,818
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class E, 3.783% VRN 6/05/39 (d) (f)	553,000	503,539
JPMBB Commercial Mortgage Securities Trust Series 2015-C27, Class C, 4.307% VRN 2/15/48 (f)	1,065,400	1,080,115
Series 2014-C21, Class C, 4.657% VRN 8/15/47 (f)	300,000	296,789
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800% 1.959% FRN 5/15/36 (d)	263,000	261,711
Manhattan West Series 2020-1MW, Class C, 2.335% VRN 9/10/39 (d) (f)	601,000	616,466
Series 2020-1MW, Class D, 2.335% VRN 9/10/39 (d) (f)	440,000	439,028
MFT Trust Series 2020-ABC, Class A, 3.358% 2/10/42 (d)	205,000	215,654
Series 2020-ABC, Class B, 3.477% VRN 2/10/42 (d) (f)	215,000	223,032
MKT Mortgage Trust, Series 2020-525M, Class E, 2.941% VRN 2/12/40 (d) (f)	213,000	204,297
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class C, 3.848% VRN 5/15/48 (f)	140,000	141,182
WF-RBS Commercial Mortgage Trust Series 2012-C8, Class C, 4.885% VRN 8/15/45 (f)	100,000	97,119
Series 2011-C5, Class C, 5.656% VRN 11/15/44 (d) (f)	170,000	171,262
Series 2011-C5, Class D, 5.656% VRN 11/15/44 (d) (f)	115,000	112,326
		16,166,316
Home Equity Asset-Backed Securities — 0.1%
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .240% 0.388% FRN 10/25/34 (d)	47,947	47,625
Mastr Asset-Backed Securities Trust, Series 2005, Class NC1 M1, 1 mo. USD LIBOR + .720% 0.868% FRN 12/25/34	90,213	84,748
		132,373
Other Asset-Backed Securities — 15.1%
321 Henderson Receivables LLC, Series 2015-1A, Class A 3.260% 9/15/72 (d)	67,697	74,009
AASET Trust Series 2019-1, Class A, 3.844% 5/15/39 (d)	364,926	344,633
Series 2018-2A, Class A, 4.454% 11/18/38 (d)	613,716	579,789

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-2, Class C, 6.413% 10/16/39 (d)	$1,133,714	$516,389
AGL CLO 7 Ltd., Series 2020-7A, Class A1, 3 mo. USD LIBOR + 1.800% 2.050% FRN 7/15/31 (d)	300,000	301,039
AIMCO CLO Ltd., Series 2018-AA, Class B, 3 mo. USD LIBOR + 1.400% 1.618% FRN 4/17/31 (d)	250,000	248,208
Anchorage Capital CLO Ltd. Series 2019-11A, Class A, 3 mo. USD LIBOR + 1.390% 1.606% FRN 7/22/32 (d)	500,000	500,615
Series 2020-15A, Class A, 3 mo. USD LIBOR + 1.850% 2.089% FRN 7/20/31 (d)	250,000	251,012
Series 2019-11A, Class C, 3 mo. USD LIBOR + 3.000% 3.216% FRN 7/22/32 (d)	250,000	250,639
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class M1, 1 mo. USD LIBOR + .900% 1.048% FRN 10/25/34	232,898	224,177
Atrium XV, Series 15A, Class B, 3 mo. USD LIBOR + 1.750% 1.959% FRN 1/23/31 (d)	250,000	249,694
Avery Point VII CLO Ltd., Series 2015-7A, Class DR, 3 mo. USD LIBOR + 3.600% 3.837% FRN 1/15/28 (d)	250,000	248,754
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class CR, 3 mo. USD LIBOR + 3.500% 3.737% FRN 1/15/29 (d)	250,000	246,502
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class B, 3 mo. USD LIBOR + 1.950% 2.187% FRN 10/15/32 (d)	250,000	250,296
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A, 4.213% STEP 12/16/41 (d)	377,983	360,231
BRE Grand Islander Timeshare Issuer LLC Series 2017-1A, Class A, 2.940% 5/25/29 (d)	77,056	77,380
Series 2017-1A, Class B, 3.240% 5/25/29 (d)	63,655	63,695
Business Jet Securities LLC, Series 2020-1A, Class A 2.981% 11/15/35 (d)	160,180	162,340
Canyon Capital CLO Ltd., Series 2019-2A, Class C, 3 mo. USD LIBOR + 2.750% 2.987% FRN 10/15/32 (d)	250,000	250,274
Capital Automotive REIT Series 2014-1A, Class A, 3.660% 10/15/44 (d)	92,364	92,315
Series 2017-1A, Class A2, 4.180% 4/15/47 (d)	147,105	147,444
Series 2020-1A, Class B1, 4.170% 2/15/50 (d)	242,000	251,995
Series 2020-1A, Class B3, 4.950% 2/15/50 (d)	671,000	672,732
Castlelake Aircraft Securitization Trust, Series 2019-1A, Class A 3.967% 4/15/39 (d)	204,970	194,925
CF Hippolyta LLC, Series 2020-1, Class B1, 1 mo. USD LIBOR + 1.850%, 2.280% FRN 7/15/60 (d)	122,160	124,050
CIFC Funding Ltd., Series 2017-5A, Class A1, 3 mo. USD LIBOR + 1.180% 1.398% FRN 11/16/30 (d)	250,000	249,917
CLI Funding VI LLC Series 2020-3A, Class A, 2.070% 10/18/45 (d)	778,000	774,993
Series 2019-1A, Class B, 4.640% 5/18/44 (d)	107,767	108,093
Crestline Denali CLO XIV Ltd. Series 2016-1A, Class A1R, 3 mo. USD LIBOR + 1.280% 1.489% FRN 10/23/31 (d)	349,621	349,629
Series 2016-1A, Class BR, 3 mo. USD LIBOR + 1.800% 2.009% FRN 10/23/31 (d)	250,000	246,704
DB Master Finance LLC

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-1A, Class A2II, 4.021% 5/20/49 (d)	$321,925	$337,136
Series 2019-1A, Class A23, 4.352% 5/20/49 (d)	291,313	314,520
Domino's Pizza Master Issuer LLC Series 2019-1A, Class A2, 3.668% 10/25/49 (d)	247,500	262,153
Series 2018-1A, Class A2I, 4.116% 7/25/48 (d)	263,925	276,537
Series 2017-1A, Class A23, 4.118% 7/25/47 (d)	164,900	176,445
Series 2015-1A, Class A2II, 4.474% 10/25/45 (d)	593,650	627,735
Eaton Vance CLO Ltd., Series 2013-1A, Class BRR, 3 mo. USD LIBOR + 2.800% 3.037% FRN 1/15/28 (d)	250,000	250,027
Elara HGV Timeshare Issuer LLC Series 2016-A, Class A, 2.730% 4/25/28 (d)	97,956	97,548
Series 2016-A, Class B, 3.220% 4/25/28 (d)	59,729	58,948
Elmwood CLO II Ltd., Series 2019-2A, Class A, 3 mo. USD LIBOR + 1.450% 1.668% FRN 4/20/31 (d)	450,000	450,396
Elmwood CLO III Ltd., Series 2019-3A, Class A1, 3 mo. USD LIBOR + 1.370% 1.607% FRN 10/15/32 (d)	250,000	250,357
Falcon Aerospace Ltd., Series 2019-1, Class C 6.656% 9/15/39 (d)	318,930	202,299
FCI Funding LLC, Series 2019-1A, Class A 3.630% 2/18/31 (d)	39,611	40,226
Goldentree Loan Management US CLO Ltd., Series 2019-5A, Class C, 3 mo. USD LIBOR + 2.700% 2.918% FRN 10/20/32 (d)	250,000	250,499
Goodgreen Trust Series 2016-1A, Class A, 3.230% 10/15/52 (d)	235,104	242,202
Series 2017-1A, Class A, 3.740% 10/15/52 (d)	127,143	134,044
Series 2019-2A, Class B, 3.860% 10/15/54 (d)	146,505	152,911
Harbor Park CLO Ltd., Series 2018-1A, Class B1, 3 mo. USD LIBOR + 1.700% 1.918% FRN 1/20/31 (d)	280,000	280,013
Helios Issuer LLC, Series 2017-1A, Class A 4.940% 9/20/49 (d)	253,484	265,050
Hero Funding Trust Series 2016-3A, Class A1, 3.080% 9/20/42 (d)	103,783	106,523
Series 2017-3A, Class A1, 3.190% 9/20/48 (d)	133,872	137,891
Series 2017-2A, Class A1, 3.280% 9/20/48 (d)	51,989	53,721
Series 2016-4A, Class A2, 4.290% 9/20/47 (d)	104,336	110,575
Horizon Aircraft Finance I Ltd., Series 2018-1, Class B 5.270% 12/15/38 (d)	225,200	193,185
Horizon Aircraft Finance II Ltd., Series 2019-1, Class B 4.703% 7/15/39 (d)	273,167	234,251
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A 3.425% 11/15/39 (d)	506,065	488,992
HPS Loan Management Ltd., Series 15A-19, Class C, 3 mo. USD LIBOR + 2.700% 2.916% FRN 7/22/32 (d)	250,000	250,291
ICG US CLO Ltd., Series 2019-1A, Class A1A, 3 mo. USD LIBOR + 1.380% 1.595% FRN 10/26/32 (d)	250,000	250,329
J.G. Wentworth XLIII LLC, Series 2019-1A, Class B 4.510% 8/15/73 (d)	138,000	151,279
Kayne CLO 4 Ltd., Series 2019-4A, Class B1, 3 mo. USD LIBOR + 2.100% 2.315% FRN 4/25/32 (d)	250,000	250,806
KDAC Aviation Finance Ltd., Series 2017-1A, Class A 4.212% 12/15/42 (d)	335,189	302,327

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Kestrel Aircraft Fundig Limited, Series 2018-1A, Class A 4.250% 12/15/38 (d)	$374,596	$346,935
KKR Financial CLO Ltd., Series 26, Class B1, 3 mo. USD LIBOR + 2.050% 2.287% FRN 7/15/32 (d)	250,000	250,269
KREF Ltd., Series 2018-FL1, Class D, 1 mo. USD LIBOR + 2.550% 2.703% FRN 6/15/36 (d)	450,000	439,024
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1 4.300% 1/15/42 (d)	358,564	338,894
Lunar Aircraft Ltd. Series 2020-1A, Class A, 3.376% 2/15/45 (d)	212,802	200,979
Series 2020-1A, Class B, 4.335% 2/15/45 (d)	136,632	106,040
Series 2020-1A, Class C, 6.413% 2/15/45 (d)	205,079	91,007
MACH 1 Cayman Ltd., Series 2019-1, Class B 4.335% 10/15/39 (d)	323,872	279,965
Madison Park Funding Ltd., Series 2018-28A, Class B, 3 mo. USD LIBOR + 1.600% 1.837% FRN 7/15/30 (d)	950,000	944,639
Magnetite XV Ltd., Series 2015-15A, Class CR, 3 mo. USD LIBOR + 1.800% 2.015% FRN 7/25/31 (d)	490,000	482,021
Mosaic Solar Loans LLC, Series 2017-1A, Class A 4.450% 6/20/42 (d)	44,497	47,853
MP CLO III Ltd., Series 2013-1A, Class AR, 3 mo. USD LIBOR + 1.250% 1.468% FRN 10/20/30 (d)	250,000	249,089
NP SPE LLC, Series 2017-1A, Class A2 4.219% 10/21/47 (d)	380,000	403,418
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A5 3.390% 11/20/50 (d)	600,000	599,195
OHA Credit Funding Ltd. Series 2019-4A, Class A1, 3 mo. USD LIBOR + 1.330% 1.546% FRN 10/22/32 (d)	250,000	250,304
Series 2015-11A, Class CR, 3 mo. USD LIBOR + 2.150% 2.368% FRN 1/20/32 (d)	300,000	298,418
OneMain Financial Issuance Trust Series 2019-2A, Class A, 3.140% 10/14/36 (d)	1,700,000	1,835,067
Series 2020-2A, Class D, 3.450% 9/14/35 (d)	280,000	289,564
Series 2019-2A, Class C, 3.660% 10/14/36 (d)	400,000	412,915
Orange Lake Timeshare Trust, Series 2019-A, Class D 4.930% 4/09/38 (d)	519,647	501,837
Oxford Finance Funding Trust, Series 2020-1A, Class A2 3.101% 2/15/28 (d)	344,000	351,755
Park Place Securities, Inc., Series 2005-WCW3, Class M1, 1 mo. USD LIBOR + .720% 0.868% FRN 8/25/35	33,339	33,275
Pioneer Aircraft Finance Ltd., Series 2019-1, Class B 4.948% 6/15/44 (d)	341,661	275,205
Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2 3.858% 12/05/49 (d)	503,910	488,083
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850% 2.998% FRN 2/25/23 (d)	210,000	206,450
Popular ABS Mortgage Pass-Through Trust, Series 2006-B, Class A3, 1 mo. USD LIBOR + .560% 0.708% FRN 5/25/36	1,240	1,238
Rockford Tower CLO Ltd., Series 2018-1A, Class B, 3 mo. USD LIBOR + 1.720% 1.944% FRN 5/20/31 (d)	250,000	248,254
RR 3 Ltd., Series 2018-3A, Class A1R2, 3 mo. USD LIBOR + 1.090% 1.327% FRN 1/15/30 (d)	500,000	498,645

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
RR 6 Ltd., Series 2019-6A, Class A1A, 3 mo. USD LIBOR + 1.250% 1.487% FRN 4/15/30 (d)	$250,000	$250,005
Sierra Receivables Funding LLC Series 2020-2A, Class C, 3.510% 7/20/37 (d)	127,452	130,213
Series 2019-1A, Class D, 4.750% 1/20/36 (d)	336,698	338,983
Steele Creek CLO Ltd., Series 2018-2A, Class C, 3 mo. USD LIBOR + 2.300% 2.520% FRN 8/18/31 (d)	490,000	477,748
Store Master Funding I-VII and XIV Series 2019-1, Class A4, 4.490% 11/20/49 (d)	765,829	734,102
Series 2018-1A, Class A4, 4.740% 10/20/48 (d)	237,200	250,311
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A 4.870% 7/20/48 (d)	114,438	122,504
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A 4.190% 1/15/71 (d)	290,203	335,368
Taco Bell Funding LLC Series 2018-1A, Class A2II, 4.940% 11/25/48 (d)	303,800	334,047
Series 2016-1A, Class A23, 4.970% 5/25/46 (d)	424,600	453,552
Textainer Marine Containers VII Ltd., Series 2019-1A, Class B 5.280% 4/20/44 (d)	185,467	189,826
THL Credit Wind River CLO Ltd., Series 2018-3A, Class B, 3 mo. USD LIBOR + 1.700% 1.918% FRN 1/20/31 (d)	490,000	489,114
TICP CLO VI Ltd, Series 2016-6A, Class DR, 3 mo. USD LIBOR + 3.300% 3.537% FRN 1/15/29 (d)	350,000	349,828
TICP CLO XIV Ltd., Series 2019-14A, Class A2, 3 mo. USD LIBOR + 1.900% 2.118% FRN 10/20/32 (d)	250,000	250,261
Tif Funding II LLC, Series 2020-1A, Class A 2.090% 8/20/45 (d)	142,350	143,399
Trinity Rail Leasing LP Series 2019-2A, Class A2, 3.100% 10/18/49 (d)	700,000	730,396
Series 2018-1A, Class A2, 4.620% 6/17/48 (d)	430,000	452,328
Triton Container Finance VIII LLC, Series 2020-1A, Class A 2.110% 9/20/45 (d)	685,124	691,761
Vantage Data Centers LLC, Series 2020-2A, Class A2 1.992% 9/15/45 (d)	300,000	301,886
VSE VOI Mortgage LLC, Series 2016-A, Class B 2.740% 7/20/33 (d)	29,366	29,078
Wave USA 4.581% 9/15/44 (d)	608,521	502,963
Westgate Resorts LLC, Series 2017-1A, Class A 3.050% 12/20/30 (d)	61,069	61,729
Willis Engine Structured Trust III, Series 2017-A, Class A, 4.690% STEP 8/15/42 (d)	348,016	301,761
Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750% STEP 9/15/43 (d)	220,790	190,548
		34,193,738
Student Loans Asset-Backed Securities — 5.9%
Access Group, Inc., Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500% 1.648% FRN 7/25/58 (d)	130,000	118,847
Brazos Higher Education Authority, Inc. 1.653% 6/25/42	450,000	445,558
College Avenue Student Loans LLC Series 2019-A, Class C, 4.460% 12/28/48 (d)	225,000	227,851
Series 2019-A, Class D, 5.500% 12/28/48 (d)	174,000	178,265

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Commonbond Student Loan Trust, Series 2017-AGS, Class C 5.280% 5/25/41 (d)	$64,887	$66,621
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B 2.500% 1/25/30 (d)	82,035	82,388
EdLinc Student Loan Funding Trust, Series 2017-A, Class A, PRIME - 1.150% 3.600% FRN 12/01/47 (d)	265,828	262,869
Goal Capital Funding Trust, Series 2006-1, Class B, 3 mo. USD LIBOR + .450% 0.657% FRN 8/25/42	607,063	527,815
KeyCorp Student Loan Trust, Series 1999-B, Class CTFS, 3 mo. USD LIBOR + .900% 1.107% FRN 11/25/36	5,040	5,036
Navient Private Education Refi Loan Trust Series 2020-DA, Class B, 3.330% 5/15/69 (d)	1,003,000	1,016,536
Series 2018-CA, Class B, 4.220% 6/16/42 (d)	530,000	553,757
Navient Student Loan Trust Series 2019-BA, Class A2B, 1 mo. USD LIBOR + .980% 1.139% FRN 12/15/59 (d)	1,000,000	998,182
Series 2018-1A, Class B, 1 mo. USD LIBOR + 1.200% 1.348% FRN 3/25/67 (d)	250,000	236,351
Series 2018-EA, Class B, 4.440% 12/15/59 (d)	140,000	146,143
Nelnet Private Education Loan Trust Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750% 1.898% FRN 12/26/40 (d)	41,719	41,907
Series 2016-A, Class A1B, 3.600% 12/26/40 (d)	46,732	46,954
Nelnet Student Loan Trust Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 0.501% FRN 6/25/41	117,266	101,316
Series 2012-2A, Class B, 1 mo. USD LIBOR + 1.000% 1.148% FRN 11/25/36 (d)	200,000	190,576
Series 2012-1A, Class B, 1 mo. USD LIBOR + 1.000% 1.148% FRN 6/25/42 (d)	150,000	136,041
Series 2012-4A, Class B, 1 mo. USD LIBOR + 1.000% 1.148% FRN 7/26/49 (d)	350,000	319,311
Series 2005-4, Class A4R2, 28 day ARS 1.191% FRN 3/22/32	145,411	139,766
Series 2018-5A, Class B, 1 mo. USD LIBOR + 1.450% 1.599% FRN 2/25/67 (d)	800,000	751,973
Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500% 1.648% FRN 6/25/41 (d)	100,000	94,917
Series 2014-1A, Class B, 1 mo. USD LIBOR + 1.500% 1.648% FRN 10/25/47 (d)	440,000	414,063
Series 2014-5A, Class B, 1 mo. USD LIBOR + 1.500% 1.648% FRN 5/26/54 (d)	100,000	95,279
SLM Student Loan Trust Series 2006-2, Class R, 0.000% 1/25/41	1,363	749,650
Series 2006-7, Class B, 3 mo. USD LIBOR + .200% 0.415% FRN 1/27/42	303,457	268,886
Series 2006-4, Class B, 3 mo. USD LIBOR + .200% 0.415% FRN 1/25/70	157,874	140,907
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 0.425% FRN 10/25/40	131,040	117,144
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 0.505% FRN 1/25/44	315,978	281,822
Series 2005-9, Class B, 3 mo. USD LIBOR + .300% 0.515% FRN 1/25/41	393,981	365,443
Series 2004-3, Class B, 3 mo. USD LIBOR + .470% 0.685% FRN 10/25/64	106,008	98,610
Series 2003-14, Class A7, 3 mo. USD LIBOR + .600% 0.815% FRN 10/25/65 (d)	910,000	902,111
SMB Private Education Loan Trust Series 2019-A, Class B, 4.000% 11/17/42 (d)	185,000	191,455
Series 2015-C, Class C, 4.500% 9/17/46 (d)	350,000	373,238
SoFi Professional Loan Program LLC Series 2018-A, Class R1, 0.000% 2/25/42 (d)	1,000,000	369,874

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-A, Class R1, 0.000% 6/15/48 (d)	$1,361,200	$293,202
Series 2017-D, Class R1, 0.000% 9/25/40 (d)	1,000,000	289,460
Series 2018-D, Class R1, 0.000% 2/25/48 (d)	911,500	201,533
Series 2017-D, Class BFX, 3.610% 9/25/40 (d)	500,000	512,203
Series 2017-C, Class C, 4.210% VRN 7/25/40 (d) (f)	180,000	189,162
Series 2017-A, Class C, 4.430% VRN 3/26/40 (d) (f)	170,000	177,609
South Carolina Student Loan Corp. Series 2015-A, Class A, 1 mo. USD LIBOR + 1.500% 1.648% FRN 1/25/36	82,985	83,357
Series 2014-1, Class B, 1 mo. USD LIBOR + 1.500% 1.655% FRN 8/01/35	550,000	528,459
		13,332,447
Whole Loan Collateral Collateralized Mortgage Obligations — 0.9%
Angel Oak Mortgage Trust I LLC
Series 2019-4, Class M1, 3.459% VRN 7/26/49 (d) (f)	492,000	500,073
Series 2019-2, Class M1, 4.065% VRN 3/25/49 (d) (f)	260,000	267,726
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, 3.076% VRN 8/25/34 (f)	12,142	11,902
Deephaven Residential Mortgage Trust Series 2019-3A, Class M1, 3.405% VRN 7/25/59 (d) (f)	800,000	809,633
Series 2019-1A, Class M1, 4.402% VRN 1/25/59 (d) (f)	250,000	253,929
JP Morgan Mortgage Trust, Series 2017-1, Class A11, 3.500% VRN 1/25/47 (d) (f)	235,863	241,038
		2,084,301
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $72,117,561)		70,370,240

Sovereign Debt Obligations — 0.7%
Colombia Government International Bond 6.125% 1/18/41	440,000	589,600
Mexico Government International Bond 4.750% 3/08/44	414,000	491,629
6.750% 9/27/34	375,000	528,285
		1,609,514
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,430,910)		1,609,514

U.S. Government Agency Obligations and Instrumentalities — 15.4%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Series 2178, Class PB 7.000% 8/15/29	6,644	7,542
Pass-Through Securities — 14.6%
Federal Home Loan Mortgage Corp. Pool #RA4245 2.000% 12/01/50	575,000	599,218
Pool #RA4255 2.000% 1/01/51	1,200,000	1,253,542
Federal National Mortgage Association Pool #MA3029 3.000% 6/01/32	539,851	570,022
Pool #MA3090 3.000% 8/01/32	225,934	238,561
Pool #AR3007 3.000% 2/01/43	140,669	150,260
Pool #AS1304 3.500% 12/01/28	134,142	143,758
Pool #MA1356 3.500% 2/01/43	909,441	992,264
Pool #CA6096 3.500% 6/01/50	2,060,482	2,218,511
Pool #FM4017 3.500% 8/01/50	194,363	205,565

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #CA1909 4.500% 6/01/48	$871,628	$947,520
Pool #AD6437 5.000% 6/01/40	48,733	56,192
Pool #AD6996 5.000% 7/01/40	311,667	359,370
Pool #AL8173 5.000% 2/01/44	128,814	148,248
Government National Mortgage Association Pool #581417 7.000% 7/15/32	658	749
Government National Mortgage Association I Pool #579140 6.500% 1/15/32	564	651
Pool #587280 6.500% 9/15/32	862	979
Pool #550659 6.500% 9/15/35	63,649	75,130
Pool #538689 6.500% 12/15/35	12,693	15,119
Pool #780651 7.000% 10/15/27	623	694
Pool #462384 7.000% 11/15/27	372	415
Pool #482668 7.000% 8/15/28	746	843
Pool #423836 8.000% 8/15/26	463	515
Pool #444619 8.000% 3/15/27	4,263	4,746
Government National Mortgage Association II Pool# MA6656 3.000% 5/20/50	2,236,402	2,339,133
Pool# MA6710 3.000% 6/20/50	2,260,434	2,370,097
Pool #MA4321 3.500% 3/20/47	1,362,399	1,466,629
Government National Mortgage Association II TBA 3.000% 8/01/49 (g)	3,425,000	3,581,533
3.500% 6/01/49 (g)	780,000	826,678
Uniform Mortgage Backed Securities TBA 2.000% 6/01/35 (g)	7,250,000	7,581,914
3.000% 7/01/49 (g)	6,600,000	6,915,563
		33,064,419
Whole Loans — 0.8%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2020-DNA6, Class M2, SOFR30A + 2.000% 2.077% FRN 12/25/50 (d)	1,000,000	998,962
Series 2019-DNA3, Class M2, 1 mo. USD LIBOR + 2.050% 2.198% FRN 7/25/49 (d)	285,628	283,450
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R04, Class 2M2, 1 mo. USD LIBOR + 2.100% 2.248% FRN 6/25/39 (d)	119,928	119,547
Series 2019-R03, Class 1M2, 1 mo. USD LIBOR + 2.150% 2.298% FRN 9/25/31 (d)	87,281	86,986
Series 2019-R02, Class 1M2, 1 mo. USD LIBOR + 2.300% 2.448% FRN 8/25/31 (d)	285,030	284,113
		1,773,058
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $34,591,979)		34,845,019

U.S. Treasury Obligations — 2.2%
U.S. Treasury Bonds & Notes — 2.2%
U.S. Treasury Bond 2.250% 8/15/49 (h)	2,020,000	2,313,346
3.500% 2/15/39	1,200,000	1,628,664
U.S. Treasury Note 0.250% 10/31/25	500,000	497,811

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
1.625% 8/15/29	$500,000	$534,877
		4,974,698

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,061,239)		4,974,698

TOTAL BONDS & NOTES (Cost $208,145,152)		215,544,281

TOTAL PURCHASED OPTIONS (#) — 0.2% (Cost $710,400)		474,682

	Number of Shares
Warrants — 0.0%

Consumer, Non-cyclical — 0.0%
Chemicals — 0.0%
Hercules LLC, Expires 3/31/29, Strike 0.09 (a) (b) (c)	150	3,896

TOTAL WARRANTS (Cost $0)		3,896

TOTAL LONG-TERM INVESTMENTS (Cost $209,418,405)		216,569,819

	Principal Amount
Short-Term Investments — 11.6%
Commercial Paper — 10.6%
American Honda Finance Corp. 0.243% 2/08/21	$3,000,000	2,998,983
Centerpoint Energy, Inc. 0.213% 1/06/21 (d)	1,000,000	999,981
Intercontinental Exchange, Inc. 0.274% 2/02/21 (b) (d)	2,000,000	1,999,378
National Grid Holdings 0.304% 2/18/21 (d)	2,000,000	1,999,333
NiSource, Inc. 0.254% 1/14/21 (d)	1,000,000	999,935
Public Service Enterprise Group, Inc. 0.284% 2/23/21 (d)	3,000,000	2,998,866
Suncor Energy, Inc. 0.325% 3/03/21 (d)	3,000,000	2,998,651
Telus Corp. 0.162% 2/04/21 (d)	3,000,000	2,999,338
Transcanada Pipelines Ltd. 0.304% 1/14/21 (d)	2,000,000	1,999,870
Vodafone Group PLC 0.325% 1/07/21 (d)	2,000,000	1,999,942
Walgreens Boots Alliance, Inc. 0.304% 2/19/21 (d)	2,000,000	1,999,075
		23,993,352

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/20, 0.000%, due 1/04/21 (i)	$2,353,837	$2,353,837

TOTAL SHORT-TERM INVESTMENTS (Cost $26,347,221)		26,347,189

TOTAL INVESTMENTS — 107.2% (Cost $235,765,626) (j)		242,917,008

Other Assets/(Liabilities) — (7.2)%		(16,407,011)

NET ASSETS — 100.0%		$226,509,997

Abbreviation Legend

ARS	Auction Rate Security
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2020, these securities amounted to a value of $2,063,796 or 0.91% of net assets.
(c)	Investment was valued using significant unobservable inputs.
(d)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2020, the aggregate market value of these securities amounted to $118,345,353 or 52.25% of net assets.
(e)	Security is perpetual and has no stated maturity date.
(f)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2020.
(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(h)	A portion of this security is pledged/held as collateral for open derivatives.
(i)	Maturity value of $2,353,837. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 12/30/21, and an aggregate market value, including accrued interest, of $2,401,004.
(j)	See Note 3 for aggregate cost for federal tax purposes.

(#) Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%	Semi-Annually	USD	800,000	$80,160	$39,994	$40,166
Put
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	2.94%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	13,410,000	$394,522	$670,406	$(275,884)
									$474,682	$710,400	$(235,718)

MassMutual Premier Diversified Bond Fund — Portfolio of Investments (Continued)

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	1/19/21	PLN	1,978,257	USD	519,678	$9,936
Bank of America N.A.	1/19/21	USD	255,000	ILS	838,835	(6,105)
Bank of America N.A.	1/26/21	USD	258,000	JPY	27,151,713	(5,027)
Bank of America N.A.	1/27/21	AUD	205,527	USD	147,586	10,906
Bank of America N.A.	2/09/21	MXN	3,132,174	USD	147,063	9,715
Bank of America N.A.	2/16/21	RUB	11,400,466	USD	154,000	(387)
Bank of America N.A.	2/16/21	USD	151,024	CHF	137,732	(4,750)
Bank of America N.A.	2/16/21	USD	261,097	EUR	220,889	(9,018)
Citibank N.A.	1/12/21	USD	257,000	MXN	5,170,914	(2,627)
Citibank N.A.	1/19/21	ZAR	4,292,379	USD	254,973	36,497
Citibank N.A.	2/09/21	BRL	2,481,400	USD	436,022	41,463
Citibank N.A.	2/09/21	COP	378,071,800	USD	106,978	3,703
Citibank N.A.	2/09/21	USD	103,000	COP	378,071,800	(7,681)
Citibank N.A.	2/23/21	INR	19,264,410	USD	258,875	3,392
Citibank N.A.	2/23/21	USD	266,413	SGD	357,261	(3,922)
Goldman Sachs International	1/12/21	MXN	8,301,451	USD	365,637	51,171
Goldman Sachs International	1/19/21	USD	101,937	RUB	8,043,965	(6,752)
HSBC Bank USA	1/19/21	USD	271,866	ZAR	4,292,379	(19,604)
HSBC Bank USA	2/16/21	USD	255,836	ILS	862,230	(12,683)
JP Morgan Chase Bank	1/12/21	BRL	892,344	USD	157,089	14,737
JP Morgan Chase Bank	1/19/21	USD	108,995	CHF	99,609	(3,570)
JP Morgan Chase Bank	2/08/21	PKR	6,105,433	USD	38,016	(47)
JP Morgan Chase Bank	2/18/21	PKR	6,105,433	USD	37,969	(85)
Morgan Stanley & Co. LLC	1/19/21	RUB	15,797,600	USD	208,000	5,456
Morgan Stanley & Co. LLC	2/16/21	EUR	226,169	USD	274,000	2,571
Morgan Stanley & Co. LLC	2/16/21	USD	6,000	EUR	4,953	(57)
Morgan Stanley & Co. LLC	2/23/21	AUD	233,701	USD	170,940	9,313
						$116,545

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	3/22/21	25	$4,353,226	$(23,538)
U.S. Treasury Ultra Bond	3/22/21	64	13,923,952	(255,952)
U.S. Treasury Note 2 Year	3/31/21	122	26,930,923	28,218
U.S. Treasury Note 5 Year	3/31/21	35	4,405,133	10,609
				$(240,663)
Short
90 Day Eurodollar	3/15/21	2	$(487,743)	$(11,407)
U.S. Treasury Ultra 10 Year	3/22/21	27	(4,241,194)	19,491
90 Day Eurodollar	9/13/21	3	(731,728)	(16,997)
90 Day Eurodollar	3/14/22	3	(731,503)	(17,147)
90 Day Eurodollar	9/19/22	3	(731,203)	(17,260)
90 Day Eurodollar	3/13/23	2	(487,168)	(11,557)
90 Day Eurodollar	12/18/23	3	(730,078)	(16,285)
90 Day Eurodollar	12/16/24	6	(1,458,354)	(30,396)
				$(101,558)

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
COP	Colombian Peso
EUR	Euro
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PKR	Pakistan Rupee
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
USD	U.S. Dollar
ZAR	South African Rand

MassMutual Premier High Yield Fund — Portfolio of Investments
December 31, 2020 (Unaudited)

	Number of Shares	Value
Equities — 0.3%

Common Stock — 0.3%
Basic Materials — 0.0%
Forest Products & Paper — 0.0%
The Newark Group, Inc. (a) (b)	329,969	$9,899
Energy — 0.3%
Oil & Gas — 0.3%
Fieldwood Energy LLC (b)	10,960	—
Fieldwood Energy LLC (b)	44,668	—
Jupiter Resources, Inc. (a) (b) (c)	610,239	1,952,765
		1,952,765

TOTAL COMMON STOCK (Cost $4,333,621)		1,962,664

TOTAL EQUITIES (Cost $4,333,621)		1,962,664

	Principal Amount
Bonds & Notes — 97.4%

Bank Loans — 5.7%
Advertising — 0.4%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 3 mo. LIBOR + 3.500% 3.714% VRN 8/21/26	$2,821,856	2,710,985
Entertainment — 0.2%
Delta 2 (LUX) S.A.R.L., 2018 USD Term Loan, 1 mo. LIBOR + 2.500% 3.500% VRN 2/01/24	1,559,709	1,540,774
Health Care – Services — 0.5%
Radiology Partners, Inc., 2018 1st Lien Term Loan B, 0.000% 7/09/25 (d)	2,829,000	2,777,739
Household Products & Wares — 0.4%
Kronos Acquisition Holdings, Inc., 2020 Term Loan B, 0.000% 12/17/26 (d)	2,537,853	2,534,681
Oil & Gas — 0.0%
Fieldwood Energy LLC, Exit 2nd Lien Term Loan, 0.000% 4/11/23 (e)	3,084,695	709
Packaging & Containers — 1.3%
BWAY Holding Co., 2017 Term Loan B, 3 mo. LIBOR + 3.250% 3.480% VRN 4/03/24	4,549,848	4,384,916
Consolidated Energy Finance, SA, Term Loan B, 1 mo. LIBOR + 2.500% 2.645% VRN 5/07/25	3,126,560	2,981,957

MassMutual Premier High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Trident TPI Holdings, Inc., 2017 USD Term Loan B1, 3 mo. LIBOR + 3.000% 4.000% VRN 10/17/24	$672,107	$662,173
		8,029,046
Software — 2.9%
Banff Merger Sub, Inc., 2018 USD Term Loan B, 1 mo. LIBOR + 4.250% 4.397% VRN 10/02/25	2,861,515	2,846,377
Finastra USA, Inc. USD 1st Lien Term Loan, 6 mo. LIBOR + 3.500%
4.500% VRN 6/13/24	8,929,187	8,736,674
USD 2nd Lien Term Loan, 6 mo. LIBOR + 7.250% 8.250% VRN 6/13/25	6,000,000	6,002,160
		17,585,211

TOTAL BANK LOANS (Cost $37,548,083)		35,179,145

Corporate Debt — 91.7%
Advertising — 0.7%
Clear Channel International BV 6.625% 8/01/25 (f)	1,570,000	1,656,350
Terrier Media Buyer, Inc. 8.875% 12/15/27 (f)	2,561,000	2,823,503
		4,479,853
Aerospace & Defense — 2.5%
Rolls-Royce PLC 5.750% 10/15/27 (f)	1,151,000	1,274,733
Signature Aviation US Holdings, Inc. 4.000% 3/01/28 (f)	2,864,000	2,883,046
TransDigm, Inc. 6.250% 3/15/26 (f)	1,250,000	1,331,250
6.375% 6/15/26	1,510,000	1,562,850
8.000% 12/15/25 (f)	1,076,000	1,189,303
Triumph Group, Inc. 5.250% 6/01/22	1,825,000	1,738,312
6.250% 9/15/24 (f)	1,347,000	1,333,530
7.750% 8/15/25	4,319,000	3,946,486
		15,259,510
Agriculture — 0.3%
JBS Investments II GmbH 7.000% 1/15/26 (f)	1,574,000	1,699,448
Airlines — 1.1%
American Airlines, Inc. 11.750% 7/15/25 (f)	1,962,000	2,262,676
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.500% 10/20/25 (f)	1,085,000	1,159,712
4.750% 10/20/28 (f)	1,998,000	2,180,842
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd. 6.500% 6/20/27 (f)	1,137,000	1,222,275
		6,825,505

MassMutual Premier High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Auto Manufacturers — 4.1%
Ford Motor Co. 7.450% 7/16/31	$3,209,000	$4,115,543
8.500% 4/21/23	1,325,000	1,491,301
9.000% 4/22/25	1,029,000	1,261,564
9.625% 4/22/30	3,100,000	4,374,875
Ford Motor Credit Co. LLC
3.087% 1/09/23	650,000	661,339
3.375% 11/13/25	1,000,000	1,027,360
3.664% 9/08/24	646,000	662,958
4.000% 11/13/30	1,000,000	1,050,000
4.125% 8/17/27	1,335,000	1,398,413
4.134% 8/04/25	771,000	808,586
4.140% 2/15/23	342,000	352,260
4.389% 1/08/26	712,000	747,372
4.687% 6/09/25	1,000,000	1,066,250
5.113% 5/03/29	322,000	358,611
5.125% 6/16/25	1,236,000	1,343,903
5.596% 1/07/22	396,000	409,337
5.875% 8/02/21	1,796,000	1,838,206
JB Poindexter & Co., Inc. 7.125% 4/15/26 (f)	2,198,000	2,324,385
		25,292,263
Auto Parts & Equipment — 0.8%
Adient Global Holdings Ltd. 4.875% 8/15/26 (f)	762,000	782,955
Adient US LLC 9.000% 4/15/25 (f)	466,000	519,590
American Axle & Manufacturing, Inc. 6.500% 4/01/27	1,064,000	1,119,860
Clarios Global LP 6.750% 5/15/25 (f)	452,000	487,030
Clarios Global LP/Clarios US Finance Co. 8.500% 5/15/27 (f)	1,946,000	2,114,153
		5,023,588
Building Materials — 2.1%
Cornerstone Building Brands, Inc. 6.125% 1/15/29 (f)	1,575,000	1,673,438
CP Atlas Buyer, Inc. 7.000% 12/01/28 (f)	2,399,000	2,494,960
Forterra Finance LLC / FRTA Finance Corp. 6.500% 7/15/25 (f)	640,000	688,000
Griffon Corp. 5.750% 3/01/28	1,258,000	1,330,335
James Hardie International Finance DAC 4.750% 1/15/25 (f)	1,027,000	1,044,675
5.000% 1/15/28 (f)	731,000	776,446
PGT Innovations, Inc. 6.750% 8/01/26 (f)	1,279,000	1,360,536
Standard Industries, Inc.
4.750% 1/15/28 (f)	2,619,000	2,756,497

MassMutual Premier High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Summit Materials LLC / Summit Materials Finance Corp. 5.250% 1/15/29 (f)	$836,000	$877,800
		13,002,687
Chemicals — 1.5%
CF Industries, Inc. 4.950% 6/01/43	266,000	326,515
5.375% 3/15/44	1,040,000	1,316,385
Consolidated Energy Finance SA 6.875% 6/15/25 (f)	4,286,000	4,344,932
Ingevity Corp. 3.875% 11/01/28 (f)	1,032,000	1,039,740
Kraton Polymers LLC / Kraton Polymers Capital Corp. 4.250% 12/15/25 (f)	605,000	617,161
Nouryon Holding BV 8.000% 10/01/26 (f)	604,000	641,750
Valvoline, Inc. 4.375% 8/15/25	653,000	674,399
		8,960,882
Coal — 2.0%
Peabody Energy Corp. 6.000% 3/31/22 (f)	7,862,000	5,739,260
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.500% 6/15/25 (f)	3,168,000	3,144,874
Warrior Met Coal, Inc. 8.000% 11/01/24 (f)	2,960,000	3,026,600
		11,910,734
Commercial Services — 1.0%
Prime Security Services Borrower LLC / Prime Finance, Inc. 6.250% 1/15/28 (f)	3,925,000	4,213,841
Sabre GLBL, Inc. 9.250% 4/15/25 (f)	306,000	364,140
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 4.625% 11/01/26 (f)	631,000	656,240
TMS International Holding Corp. 7.250% 8/15/25 (f)	1,046,000	1,061,690
		6,295,911
Computers — 2.1%
Austin BidCo, Inc. 7.125% 12/15/28 (f)	574,000	599,112
Banff Merger Sub, Inc. 9.750% 9/01/26 (f)	4,005,000	4,326,001
Dell International LLC/EMC Corp. 7.125% 6/15/24 (f)	3,673,000	3,809,360
Diebold Nixdorf, Inc. 9.375% 7/15/25 (f)	3,050,000	3,416,000
Presidio Holdings, Inc. 8.250% 2/01/28 (f)	442,000	487,305
		12,637,778

MassMutual Premier High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Distribution & Wholesale — 1.5%
Core & Main Holdings LP 8.625% 9/15/24 (f)	$657,000	$671,783
Core & Main LP 6.125% 8/15/25 (f)	1,330,000	1,374,887
KAR Auction Services, Inc. 5.125% 6/01/25 (f)	2,548,000	2,621,968
Resideo Funding, Inc. 6.125% 11/01/26 (f)	4,000,000	4,210,000
		8,878,638
Diversified Financial Services — 3.3%
Alliance Data Systems Corp. 4.750% 12/15/24 (f)	3,554,000	3,589,540
7.000% 1/15/26 (f)	1,069,000	1,130,788
Global Aircraft Leasing Co. Ltd. 6.500% 9/15/24 (f)	6,475,500	5,779,384
LPL Holdings, Inc. 4.625% 11/15/27 (f)	1,425,000	1,474,875
5.750% 9/15/25 (f)	4,383,000	4,533,863
OneMain Finance Corp. 4.000% 9/15/30	1,047,000	1,086,377
5.375% 11/15/29	2,393,000	2,692,125
		20,286,952
Electric — 1.7%
FirstEnergy Corp. 2.250% 9/01/30	898,000	868,638
4.850% STEP 7/15/47	2,101,000	2,614,684
7.375% 11/15/31	275,000	392,140
PG&E Corp. 5.000% 7/01/28	3,549,000	3,779,685
5.250% 7/01/30	501,000	551,100
Pike Corp. 5.500% 9/01/28 (f)	2,046,000	2,161,088
		10,367,335
Electrical Components & Equipment — 0.4%
WESCO Distribution, Inc. Co. 7.125% 6/15/25 (f)	1,013,000	1,114,128
7.250% 6/15/28 (f)	1,046,000	1,189,605
		2,303,733
Engineering & Construction — 0.2%
New Enterprise Stone & Lime Co., Inc. 9.750% 7/15/28 (f)	1,374,000	1,504,530
Entertainment — 2.6%
Banijay Entertainment SASU 5.375% 3/01/25 (f)	1,083,000	1,122,524
Boyne USA, Inc. 7.250% 5/01/25 (f)	632,000	662,810
Caesars Entertainment, Inc. 6.250% 7/01/25 (f)	1,847,000	1,967,055
8.125% 7/01/27 (f)	1,888,000	2,090,058

MassMutual Premier High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Caesars Resort Collection LLC/CRC Finco, Inc. 5.250% 10/15/25 (f)	$1,123,000	$1,134,893
5.750% 7/01/25 (f)	1,035,000	1,096,663
CCM Merger, Inc. 6.375% 5/01/26 (f)	1,005,000	1,055,250
Cinemark USA, Inc. 5.125% 12/15/22	1,318,000	1,291,640
Live Nation Entertainment, Inc. 4.750% 10/15/27 (f)	2,788,000	2,857,477
Scientific Games International, Inc. 5.000% 10/15/25 (f)	873,000	900,840
7.250% 11/15/29 (f)	800,000	878,000
8.250% 3/15/26 (f)	160,000	172,416
8.625% 7/01/25 (f)	627,000	686,565
		15,916,191
Foods — 3.6%
JBS USA LUX SA/JBS USA Finance, Inc. 5.750% 6/15/25 (f)	1,329,000	1,372,193
6.750% 2/15/28 (f)	2,816,000	3,163,776
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 5.500% 1/15/30 (f)	3,745,000	4,302,106
6.500% 4/15/29 (f)	4,969,000	5,784,413
Kraft Heinz Foods Co. 4.625% 1/30/29	2,213,000	2,532,196
5.200% 7/15/45	830,000	986,915
6.500% 2/09/40	2,000,000	2,703,418
6.875% 1/26/39	434,000	601,375
Simmons Foods, Inc. 7.750% 1/15/24 (f)	555,000	577,894
		22,024,286
Forest Products & Paper — 0.2%
Clearwater Paper Corp. 4.750% 8/15/28 (f)	1,055,000	1,091,925
Hand & Machine Tools — 0.5%
Apex Tool Group LLC/BC Mountain Finance, Inc. 9.000% 2/15/23 (f)	3,171,000	3,107,580
Health Care – Services — 2.7%
Centene Corp. 4.250% 12/15/27	985,000	1,044,100
4.625% 12/15/29	3,765,000	4,179,941
5.375% 6/01/26 (f)	226,000	238,364
CHS/Community Health Systems, Inc. 5.625% 3/15/27 (f)	485,000	521,496
6.000% 1/15/29 (f)	241,000	260,343
Molina Healthcare, Inc. 3.875% 11/15/30 (f)	857,000	919,133
4.375% 6/15/28 (f)	860,000	905,150
Radiology Partners, Inc. 9.250% 2/01/28 (f)	1,333,000	1,496,292
RP Escrow Issuer LLC 5.250% 12/15/25 (f)	1,166,000	1,218,540
Tenet Healthcare Corp. 4.625% 9/01/24 (f)	806,000	832,195

MassMutual Premier High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.875% 1/01/26 (f)	$2,600,000	$2,719,886
5.125% 11/01/27 (f)	392,000	415,030
6.125% 10/01/28 (f)	1,400,000	1,458,772
		16,209,242
Home Builders — 2.2%
Brookfield Residential Properties, Inc. 6.375% 5/15/25 (f)	827,000	850,776
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp. 4.875% 2/15/30 (f)	1,165,000	1,204,319
Empire Communities Corp. 7.000% 12/15/25 (f)	765,000	806,203
M/I Homes, Inc. 4.950% 2/01/28	1,544,000	1,634,401
5.625% 8/01/25	1,629,000	1,694,160
Mattamy Group Corp. 4.625% 3/01/30 (f)	4,214,000	4,466,840
STL Holding Co. LLC 7.500% 2/15/26 (f)	2,000,000	2,070,000
TRI Pointe Group, Inc. 5.700% 6/15/28	649,000	732,721
		13,459,420
Household Products & Wares — 0.2%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 7.000% 12/31/27 (f)	1,110,000	1,162,192
Insurance — 1.3%
Acrisure LLC/Acrisure Finance, Inc. 7.000% 11/15/25 (f)	3,199,000	3,330,319
8.125% 2/15/24 (f)	448,000	474,304
Amwins Group, Inc. 7.750% 7/01/26 (f)	1,145,000	1,229,616
AssuredPartners, Inc. 5.625% 1/15/29 (f)	1,127,000	1,176,306
Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc. 7.625% 10/15/25 (f)	1,471,000	1,570,293
		7,780,838
Internet — 1.5%
Netflix, Inc. 4.875% 6/15/30 (f)	1,353,000	1,555,950
5.375% 11/15/29 (f)	2,115,000	2,493,056
5.875% 11/15/28	1,961,000	2,350,749
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. 10.750% 6/01/28 (f)	845,000	963,300
Uber Technologies, Inc. 6.250% 1/15/28 (f)	1,640,000	1,783,500
		9,146,555
Investment Companies — 1.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 4.750% 9/15/24	1,388,000	1,441,785
5.250% 5/15/27	2,581,000	2,766,832
6.250% 5/15/26	1,000,000	1,058,900

MassMutual Premier High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.375% 12/15/25	$4,385,000	$4,536,282
		9,803,799
Iron & Steel — 0.7%
Big River Steel LLC / BRS Finance Corp. 6.625% 1/31/29 (f)	1,180,000	1,274,400
Cleveland-Cliffs, Inc. 6.750% 3/15/26 (f)	3,026,000	3,268,080
		4,542,480
Leisure Time — 0.9%

Carlson Travel, Inc. 6.750% 12/15/25 (f)	1,198,000	986,853
11.500% 12/15/26 (f)	3,127,683	1,696,768
Carnival Corp. 7.625% 3/01/26 (f)	566,000	616,651
NCL Corp. Ltd. 5.875% 3/15/26 (f)	2,196,000	2,309,797
		5,610,069
Lodging — 1.5%
Wyndham Destinations, Inc. 6.625% 7/31/26 (f)	1,980,000	2,267,100
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (f)	854,000	887,349
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.250% 5/15/27 (f)	1,195,000	1,231,746
5.500% 3/01/25 (f)	3,361,000	3,508,044
Wynn Macau Ltd. 5.125% 12/15/29 (f)	1,114,000	1,137,672
		9,031,911
Machinery – Diversified — 0.6%
Clark Equipment Co. 5.875% 6/01/25 (f)	1,412,000	1,489,660
GrafTech Finance, Inc. 4.625% 12/15/28 (f)	1,516,000	1,533,055
Welbilt, Inc. 9.500% 2/15/24	655,000	676,969
		3,699,684
Media — 7.6%
Altice Financing SA 5.000% 1/15/28 (f)	1,325,000	1,357,641
7.500% 5/15/26 (f)	3,289,000	3,470,882
Block Communications, Inc. 4.875% 3/01/28 (f)	1,516,000	1,561,480
CCO Holdings LLC/CCO Holdings Capital Corp. 4.500% 8/15/30 (f)	3,525,000	3,740,906
4.500% 5/01/32 (f)	223,000	238,101
4.750% 3/01/30 (f)	486,000	524,394
5.125% 5/01/27 (f)	872,000	925,358
5.375% 6/01/29 (f)	2,500,000	2,740,625
Clear Channel Worldwide Holdings, Inc. 5.125% 8/15/27 (f)	1,398,000	1,411,980

MassMutual Premier High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
9.250% 2/15/24	$2,497,000	$2,528,212
CSC Holdings LLC 3.375% 2/15/31 (f)	2,827,000	2,773,994
7.500% 4/01/28 (f)	2,001,000	2,251,125
DISH DBS Corp. 5.000% 3/15/23	902,000	931,315
DISH Network Corp. 3.375% 8/15/26	2,964,000	2,825,379
iHeartCommunications, Inc. 8.375% 5/01/27	2,677,000	2,857,590
LCPR Senior Secured Financing DAC 6.750% 10/15/27 (f)	1,343,000	1,445,404
Midcontinent Communications / Midcontinent Finance Corp. 5.375% 8/15/27 (f)	930,000	971,850
Nexstar Broadcasting, Inc. 4.750% 11/01/28 (f)	596,000	623,565
Radiate Holdco LLC / Radiate Finance, Inc. 6.500% 9/15/28 (f)	2,620,000	2,760,825
Sirius XM Radio, Inc. 5.375% 7/15/26 (f)	2,668,000	2,781,390
Townsquare Media, Inc. 6.500% 4/01/23 (f)	562,000	571,891
Virgin Media Finance PLC 5.000% 7/15/30 (f)	626,000	649,475
Virgin Media Secured Finance PLC 5.500% 5/15/29 (f)	4,137,000	4,483,474
Ziggo BV 4.875% 1/15/30 (f)	656,000	689,620
5.500% 1/15/27 (f)	1,449,000	1,512,394
		46,628,870
Mining — 3.6%
Arconic Corp. 6.125% 2/15/28 (f)	455,000	490,547
Compass Minerals International, Inc. 4.875% 7/15/24 (f)	1,040,000	1,079,000
6.750% 12/01/27 (f)	1,018,000	1,101,985
First Quantum Minerals Ltd. 6.500% 3/01/24 (f)	2,110,000	2,168,025
6.875% 3/01/26 (f)	1,191,000	1,241,617
6.875% 10/15/27 (f)	3,700,000	4,014,500
7.500% 4/01/25 (f)	2,796,000	2,911,335
Freeport-McMoRan, Inc. 4.125% 3/01/28	326,000	341,892
4.375% 8/01/28	1,544,000	1,640,500
4.625% 8/01/30	2,600,000	2,853,500
Hecla Mining Co. 7.250% 2/15/28	1,384,000	1,512,020
Hudbay Minerals, Inc. 6.125% 4/01/29 (f)	678,000	730,545
Kinross Gold Corp. 6.875% 9/01/41	1,177,000	1,618,694
New Gold, Inc. 6.375% 5/15/25 (f)	536,000	560,120
Northwest Acquisitions ULC/Dominion Finco, Inc. 7.125% 11/01/22 (e) (f)	3,748,000	25,299
		22,289,579

MassMutual Premier High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Miscellaneous - Manufacturing — 1.0%
Amsted Industries, Inc.
5.625% 7/01/27 (f)	$2,783,000	$2,956,937
Gates Global LLC / Gates Corp.
6.250% 1/15/26 (f)	2,800,000	2,940,000
		5,896,937
Oil & Gas — 7.9%
Antero Resources Corp.
8.375% 7/15/26 (f) (g)	965,000	984,966
Apache Corp.
4.750% 4/15/43	278,000	288,248
5.100% 9/01/40	556,000	592,835
5.350% 7/01/49	832,000	853,657
Cenovus Energy, Inc.
5.250% 6/15/37	1,000,000	1,132,087
5.400% 6/15/47	581,000	682,039
6.750% 11/15/39	656,000	867,294
Continental Resources, Inc.
3.800% 6/01/24	638,000	658,805
4.375% 1/15/28	719,000	737,119
5.750% 1/15/31 (f)	920,000	1,021,182
CVR Energy, Inc.
5.250% 2/15/25 (f)	1,500,000	1,447,500
5.750% 2/15/28 (f)	6,102,000	5,781,645
Hilcorp Energy I LP / Hilcorp Finance Co.
5.000% 12/01/24 (f)	338,000	336,452
5.750% 10/01/25 (f)	186,000	188,093
6.250% 11/01/28 (f)	1,910,000	1,950,587
MEG Energy Corp.
7.125% 2/01/27 (f)	2,722,000	2,810,465
Nabors Industries Ltd.
7.250% 1/15/26 (f)	1,262,000	884,877
7.500% 1/15/28 (f)	465,000	318,386
Neptune Energy Bondco PLC
6.625% 5/15/25 (f)	2,750,000	2,720,492
Occidental Petroleum Corp.
2.700% 2/15/23	131,000	130,876
2.900% 8/15/24	391,000	376,338
3.500% 6/15/25	804,000	776,632
4.200% 3/15/48	133,000	108,395
4.400% 4/15/46	838,000	730,288
4.400% 8/15/49	328,000	276,438
4.500% 7/15/44	340,000	288,150
5.875% 9/01/25	2,994,000	3,188,610
6.200% 3/15/40	2,447,000	2,422,530
6.375% 9/01/28	1,860,000	1,962,300
6.450% 9/15/36	954,000	998,838
6.600% 3/15/46	1,500,000	1,522,013
6.950% 7/01/24	369,000	398,520
Ovintiv Exploration, Inc.
5.375% 1/01/26	537,000	576,280
5.625% 7/01/24	1,554,000	1,664,543
Ovintiv, Inc.
6.500% 8/15/34	458,000	530,382
6.500% 2/01/38	214,000	238,964
6.625% 8/15/37	614,000	685,104

MassMutual Premier High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
7.200% 11/01/31	$129,000	$152,673
7.375% 11/01/31	441,000	523,619
8.125% 9/15/30	510,000	622,781
Parkland Corp.
5.875% 7/15/27 (f)	1,149,000	1,242,333
PBF Holding Co. LLC / PBF Finance Corp.
6.000% 2/15/28	5,518,000	3,152,157
7.250% 6/15/25	2,184,000	1,415,745
9.250% 5/15/25 (f)	352,000	347,037
		48,588,275
Oil & Gas Services — 0.4%
Welltec A/S
9.500% 12/01/22 (f)	2,445,000	2,273,850

Packaging & Containers — 1.3%
Mauser Packaging Solutions Holding Co.
7.250% 4/15/25 (f)	3,211,000	3,243,110
Plastipak Holdings, Inc.
6.250% 10/15/25 (f)	2,970,000	3,059,100
Trident TPI Holdings, Inc.
9.250% 8/01/24 (f)	1,614,000	1,718,910
		8,021,120
Pharmaceuticals — 2.6%
Bausch Health Americas, Inc.
9.250% 4/01/26 (f)	4,611,000	5,141,265
Bausch Health Cos., Inc.
5.000% 1/30/28 (f)	1,953,000	2,012,645
5.000% 2/15/29 (f)	1,629,000	1,674,938
5.250% 1/30/30 (f)	916,000	961,800
5.250% 2/15/31 (f)	1,202,000	1,255,753
6.125% 4/15/25 (f)	250,000	257,665
9.000% 12/15/25 (f)	870,000	960,436
Endo DAC / Endo Finance LLC / Endo Finco, Inc.
6.000% 6/30/28 (f)	701,000	595,850
Par Pharmaceutical, Inc.
7.500% 4/01/27 (f)	2,647,000	2,871,995
		15,732,347
Pipelines — 3.9%
Blue Racer Midstream LLC / Blue Racer Finance Corp.
7.625% 12/15/25 (f)	790,000	841,350
Buckeye Partners LP
5.850% 11/15/43	277,000	272,551
Cheniere Energy Partners LP
5.625% 10/01/26	2,397,000	2,492,880
DCP Midstream Operating LP
5.625% 7/15/27	924,000	1,025,640
6.450% 11/03/36 (f)	43,000	46,440
EnLink Midstream LLC
5.375% 6/01/29	786,000	764,385
5.625% 1/15/28 (f)	449,000	458,070
EnLink Midstream Partners LP
4.850% 7/15/26	254,000	247,990
5.050% 4/01/45	160,000	127,502

MassMutual Premier High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.600% 4/01/44	$2,931,000	$2,352,127
EQM Midstream Partners LP
6.000% 7/01/25 (f)	777,000	850,815
6.500% 7/01/27 (f)	644,000	725,167
Genesis Energy LP/Genesis Energy Finance Corp.
5.625% 6/15/24	610,000	594,750
6.250% 5/15/26	290,000	272,388
6.500% 10/01/25	3,466,000	3,370,685
8.000% 1/15/27	1,656,000	1,639,771
Harvest Midstream I LP
7.500% 9/01/28 (f)	1,049,000	1,115,874
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
7.500% 10/01/25 (f)	1,400,000	1,511,426
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.875% 2/01/31 (f)	1,354,000	1,475,305
5.000% 1/15/28	139,000	146,723
5.500% 3/01/30	122,000	132,455
6.875% 1/15/29	259,000	291,699
Western Midstream Operating LP
5.050% STEP 2/01/30	618,000	692,043
5.300% 3/01/48	1,707,000	1,691,569
5.450% 4/01/44	850,000	859,580
		23,999,185
Real Estate — 0.1%
Realogy Group LLC/Realogy Co-Issuer Corp.
9.375% 4/01/27 (f)	742,000	821,765

Real Estate Investment Trusts (REITS) — 2.2%
ESH Hospitality, Inc.
4.625% 10/01/27 (f)	1,689,000	1,731,225
Iron Mountain, Inc.
5.250% 7/15/30 (f)	1,273,000	1,374,840
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
5.875% 10/01/28 (f)	1,082,000	1,152,330
RHP Hotel Properties LP/RHP Finance Corp.
4.750% 10/15/27	1,850,000	1,914,750
5.000% 4/15/23	1,315,000	1,318,288
Service Properties Trust
3.950% 1/15/28	330,000	318,863
4.375% 2/15/30	521,000	507,975
4.950% 2/15/27	261,000	262,305
5.500% 12/15/27	822,000	898,741
7.500% 9/15/25	2,061,000	2,374,930
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC
7.125% 12/15/24 (f)	277,000	279,770
7.875% 2/15/25 (f)	153,000	164,354
8.250% 10/15/23	1,030,000	1,037,725
		13,336,096
Retail — 2.0%
Beacon Roofing Supply, Inc.
4.875% 11/01/25 (f)	1,917,000	1,962,529
LBM Acquisition LLC
6.250% 1/15/29 (f)	885,000	913,762
Penske Automotive Group, Inc.

MassMutual Premier High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.500% 9/01/25	$3,809,000	$3,870,896
5.500% 5/15/26	3,689,000	3,831,949
Staples, Inc.
7.500% 4/15/26 (f)	1,539,000	1,607,132
		12,186,268
Software — 4.6%
Avaya Holdings Corp., Convertible,
2.250% 6/15/23	1,640,000	1,708,327
BY Crown Parent LLC
7.375% 10/15/24 (f)	1,007,000	1,024,622
BY Crown Parent LLC / BY Bond Finance, Inc.
4.250% 1/31/26 (f)	4,709,000	4,826,725
Solera LLC/ Solera Finance, Inc.
10.500% 3/01/24 (f)	3,995,000	4,139,819
SS&C Technologies, Inc.
5.500% 9/30/27 (f)	1,887,000	2,015,354
Veritas US, Inc./Veritas Bermuda Ltd.
7.500% 9/01/25 (f)	2,800,000	2,873,500
10.500% 2/01/24 (f)	11,112,000	11,278,680
		27,867,027
Storage & Warehousing — 0.5%
LBC Tank Terminals Holding Netherlands BV
6.875% 5/15/23 (f)	3,188,000	3,188,000

Telecommunications — 6.4%
Avaya, Inc.
6.125% 9/15/28 (f)	580,000	619,591
CenturyLink, Inc.
5.125% 12/15/26 (f)	2,211,000	2,334,728
6.750% 12/01/23	1,215,000	1,353,206
CommScope Technologies Finance LLC
6.000% 6/15/25 (f)	862,000	881,395
CommScope Technologies LLC
5.000% 3/15/27 (f)	1,015,000	999,775
CommScope, Inc.
7.125% 7/01/28 (f)	500,000	532,500
8.250% 3/01/27 (f)	1,459,000	1,557,483
Consolidated Communications, Inc.
6.500% 10/01/28 (f)	2,049,000	2,192,430
Frontier Communications Corp.
5.000% 5/01/28 (f)	2,881,000	3,003,442
6.750% 5/01/29 (f)	783,000	837,810
Hughes Satellite Systems Corp.
6.625% 8/01/26	3,035,000	3,434,011
Sprint Capital Corp.
8.750% 3/15/32	2,219,000	3,513,509
Sprint Corp.
7.625% 3/01/26	3,526,000	4,376,454
7.875% 9/15/23	3,858,000	4,466,792
T-Mobile USA, Inc.
4.500% 2/01/26	488,000	498,899
Telecom Italia Capital
6.000% 9/30/34	704,000	857,535
Telecom Italia SpA
5.303% 5/30/24 (f)	2,027,000	2,204,363

MassMutual Premier High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
ViaSat, Inc.
5.625% 9/15/25 (f)	$1,272,000	$1,301,002
5.625% 4/15/27 (f)	796,000	835,800
6.500% 7/15/28 (f)	1,654,000	1,789,975
Windstream Escrow LLC / Windstream Escrow Finance Corp.
7.750% 8/15/28 (f)	1,456,000	1,466,192
		39,056,892
Toys, Games & Hobbies — 0.3%
Mattel, Inc.
6.750% 12/31/25 (f)	1,534,000	1,619,091

Transportation — 1.9%
Kenan Advantage Group, Inc.
7.875% 7/31/23 (f)	6,737,000	6,737,000
XPO Logistics, Inc.
6.250% 5/01/25 (f)	500,000	538,070
6.750% 8/15/24 (f)	4,277,000	4,544,312
		11,819,382

TOTAL CORPORATE DEBT (Cost $537,140,725)		560,640,203

TOTAL BONDS & NOTES (Cost $574,688,808)		595,819,348

TOTAL LONG-TERM INVESTMENTS (Cost $579,022,429)		597,782,012

Short-Term Investments — 3.0%
Commercial Paper — 0.7%
Walgreens Boots Alliance, Inc.
0.183% 1/04/21 (f)	4,000,000	3,999,898

Repurchase Agreement — 2.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/20, 0.000%, due 1/04/21 (h)	14,213,481	14,213,481

TOTAL SHORT-TERM INVESTMENTS (Cost $18,213,421)		18,213,379

TOTAL INVESTMENTS — 100.7% (Cost $597,235,850) (i)		615,995,391

Other Assets/ (Liabilities) — (0.7)%		(4,530,633)

NET ASSETS — 100.0%		$611,464,758

MassMutual Premier High Yield Fund — Portfolio of Investments (Continued)

Abbreviation Legend

STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2020, these securities amounted to a value of $1,962,664 or 0.32% of net assets.
(b)	Non-income producing security.
(c)	Investment was valued using significant unobservable inputs.
(d)	All or a portion of the security represents unsettled loan commitments at December 31, 2020 where the rate will be determined at time of settlement.
(e)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At December 31, 2020, these securities amounted to a value of $26,008 or 0.00% of net assets.
(f)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2020, the aggregate market value of these securities amounted to $388,256,693 or 63.50% of net assets.
(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(h)	Maturity value of $14,213,481. Collateralized by U.S. Government Agency obligations with a rate of 0.000% , maturity date of 12/30/21, and an aggregate market value, including accrued interest, of $14,497,819.
(i)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Premier Balanced Fund — Portfolio of Investments
December 31, 2020 (Unaudited)

	Number of Shares	Value
Equities — 67.6%

Common Stock — 67.6%
Basic Materials — 1.1%
Chemicals — 0.6%
Celanese Corp.	1,492	$193,870
Eastman Chemical Co.	2,363	236,962
LyondellBasell Industries NV Class A	5,199	476,540
		907,372
Forest Products & Paper — 0.4%
International Paper Co.	10,019	498,145
Iron & Steel — 0.1%
Steel Dynamics, Inc.	3,662	135,018
		1,540,535
Communications — 9.7%
Internet — 0.4%
eBay, Inc.	13,533	680,033
Media — 0.5%
Fox Corp. Class A	10,029	292,044
Liberty Global PLC Class C (a)	14,910	352,622
TEGNA, Inc.	3,183	44,403
		689,069
Telecommunications — 8.8%
AT&T, Inc.	141,371	4,065,830
CenturyLink, Inc.	19,580	190,905
Ciena Corp. (a)	2,019	106,704
Cisco Systems, Inc.	76,292	3,414,067
Corning, Inc.	12,039	433,404
Juniper Networks, Inc.	6,650	149,692
Verizon Communications, Inc.	76,569	4,498,429
		12,859,031
		14,228,133
Consumer, Cyclical — 9.9%
Apparel — 0.1%
Carter's, Inc.	571	53,714
Hanesbrands, Inc.	5,467	79,709
		133,423

MassMutual Premier Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Auto Manufacturers — 1.5%
Cummins, Inc.	2,511	$570,248
Ford Motor Co.	141,565	1,244,356
PACCAR, Inc.	5,106	440,546
		2,255,150
Auto Parts & Equipment — 0.2%
Allison Transmission Holdings, Inc.	2,886	124,473
Gentex Corp.	3,828	129,884
		254,357
Home Builders — 0.0%
Toll Brothers, Inc.	1,521	66,118
Home Furnishing — 0.2%
Whirlpool Corp.	1,406	253,769
Housewares — 0.1%
Newell Brands, Inc.	5,809	123,325
Leisure Time — 0.1%
Harley-Davidson, Inc.	2,962	108,705
Retail — 7.6%
AutoNation, Inc. (a)	1,627	113,548
AutoZone, Inc. (a)	348	412,533
Best Buy Co., Inc.	4,342	433,288
Costco Wholesale Corp.	5,970	2,249,376
The Home Depot, Inc.	16,343	4,341,028
Kohl's Corp.	2,040	83,008
Lowe's Cos., Inc.	11,433	1,835,111
Target Corp.	7,605	1,342,511
Tractor Supply Co.	1,938	272,444
Williams-Sonoma, Inc.	1,223	124,550
		11,207,397
Textiles — 0.1%
Mohawk Industries, Inc. (a)	851	119,949
		14,522,193
Consumer, Non-cyclical — 17.9%
Beverages — 0.1%
Molson Coors Beverage Co. Class B	4,735	213,975
Biotechnology — 3.0%
Alexion Pharmaceuticals, Inc. (a)	3,164	494,343
Amgen, Inc.	6,446	1,482,064
Biogen, Inc. (a)	4,498	1,101,380
Gilead Sciences, Inc.	19,838	1,155,762
United Therapeutics Corp. (a)	703	106,709
		4,340,258
Commercial Services — 0.7%
Booz Allen Hamilton Holding Corp.	1,939	169,042
ManpowerGroup, Inc.	969	87,384

MassMutual Premier Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Quanta Services, Inc.	4,077	$293,626
United Rentals, Inc. (a)	1,908	442,484
		992,536
Cosmetics & Personal Care — 3.8%
Colgate-Palmolive Co.	12,610	1,078,281
The Procter & Gamble Co.	32,744	4,556,000
		5,634,281
Foods — 1.4%
Flowers Foods, Inc.	3,311	74,928
The Hershey Co.	1,868	284,553
Ingredion, Inc.	1,361	107,070
The J.M. Smucker Co.	3,089	357,088
The Kroger Co.	36,057	1,145,170
Sprouts Farmers Market, Inc. (a)	2,913	58,551
		2,027,360
Health Care – Products — 1.1%
Thermo Fisher Scientific, Inc.	3,451	1,607,407
Health Care – Services — 4.0%
Anthem, Inc.	3,443	1,105,513
DaVita, Inc. (a)	1,973	231,630
HCA Healthcare, Inc.	2,516	413,782
Humana, Inc.	1,938	795,103
Laboratory Corp. of America Holdings (a)	1,111	226,144
Quest Diagnostics, Inc.	1,349	160,760
UnitedHealth Group, Inc.	8,448	2,962,545
		5,895,477
Household Products & Wares — 0.3%
The Clorox Co.	1,978	399,398
Pharmaceuticals — 3.5%
CVS Health Corp.	12,911	881,821
Jazz Pharmaceuticals PLC (a)	897	148,050
Merck & Co., Inc.	25,845	2,114,121
Pfizer, Inc.	52,704	1,940,034
		5,084,026
		26,194,718
Energy — 0.6%
Oil & Gas — 0.3%
Valero Energy Corp.	6,854	387,731
Pipelines — 0.3%
Kinder Morgan, Inc.	37,355	510,643
		898,374
Financial — 3.9%
Banks — 0.9%
Associated Banc-Corp.	2,319	39,539

MassMutual Premier Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Morgan Stanley	19,770	$1,354,838
		1,394,377
Diversified Financial Services — 0.2%
Affiliated Managers Group, Inc.	800	81,360
Alliance Data Systems Corp.	1,534	113,670
SLM Corp.	6,275	77,747
		272,777
Insurance — 2.4%
Aflac, Inc.	11,782	523,946
The Allstate Corp.	5,467	600,987
Enstar Group Ltd. (a)	792	162,273
Everest Re Group Ltd.	526	123,131
The Hanover Insurance Group, Inc.	475	55,537
The Hartford Financial Services Group, Inc.	4,661	228,296
MetLife, Inc.	15,869	745,050
Prudential Financial, Inc.	6,035	471,152
The Travelers Cos., Inc.	3,614	507,297
Unum Group	4,650	106,671
		3,524,340
Real Estate Investment Trusts (REITS) — 0.4%
Apartment Income REIT Corp. (a)	11	422
Apartment Investment and Management Co. Class A	11	58
Brixmor Property Group, Inc.	3,936	65,141
Kimco Realty Corp.	6,955	104,395
Regency Centers Corp.	2,298	104,766
SL Green Realty Corp. (b)	3,659	218,003
Weingarten Realty Investors	1,626	35,235
		528,020
		5,719,514
Industrial — 5.2%
Building Materials — 0.7%
Johnson Controls International PLC	17,756	827,252
Lennox International, Inc.	486	133,149
		960,401
Electrical Components & Equipment — 0.5%
Acuity Brands, Inc.	549	66,478
Emerson Electric Co.	8,307	667,634
		734,112
Electronics — 0.3%
Arrow Electronics, Inc. (a)	2,366	230,212
Avnet, Inc.	2,035	71,449
Jabil, Inc.	1,851	78,723
		380,384
Engineering & Construction — 0.1%
Jacobs Engineering Group, Inc.	1,649	179,675

MassMutual Premier Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Environmental Controls — 0.4%
Pentair PLC	2,407	$127,788
Republic Services, Inc.	4,948	476,492
		604,280
Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,052	180,039
Machinery – Diversified — 1.0%
AGCO Corp.	1,394	143,708
Deere & Co.	5,108	1,374,307
		1,518,015
Metal Fabricate & Hardware — 0.1%
The Timken Co.	1,376	106,447
Miscellaneous - Manufacturing — 1.5%
3M Co.	7,453	1,302,710
Carlisle Cos., Inc.	914	142,749
Eaton Corp. PLC	6,053	727,207
		2,172,666
Packaging & Containers — 0.4%
Berry Global Group, Inc. (a)	3,705	208,184
Packaging Corp. of America	1,308	180,387
Sealed Air Corp.	2,794	127,937
Sonoco Products Co.	1,809	107,183
		623,691
Transportation — 0.1%
XPO Logistics, Inc. (a)	1,489	177,489
		7,637,199
Technology — 14.4%
Computers — 4.3%
Accenture PLC Class A	9,083	2,372,570
Amdocs Ltd.	2,333	165,480
Cognizant Technology Solutions Corp. Class A	10,134	830,481
Dell Technologies C (a)	3,943	288,982
HP, Inc.	21,173	520,644
International Business Machines Corp.	12,929	1,627,503
Leidos Holdings, Inc.	2,347	246,717
NCR Corp. (a)	2,132	80,099
Seagate Technology PLC	3,957	245,967
		6,378,443
Office & Business Equipment — 0.1%
Xerox Holdings Corp.	4,257	98,720
Semiconductors — 7.0%
Broadcom, Inc.	5,253	2,300,026
Intel Corp.	101,282	5,045,869
Qorvo, Inc. (a)	1,663	276,507
Skyworks Solutions, Inc.	2,168	331,444

MassMutual Premier Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Teradyne, Inc.	2,326	$278,864
Texas Instruments, Inc.	12,227	2,006,818
		10,239,528
Software — 3.0%
Akamai Technologies, Inc. (a)	2,038	213,970
Cerner Corp.	3,829	300,500
Citrix Systems, Inc.	1,568	203,997
Electronic Arts, Inc.	4,325	621,070
Oracle Corp.	44,958	2,908,333
Teradata Corp. (a)	1,683	37,817
VMware, Inc. Class A (a)	1,217	170,696
		4,456,383
		21,173,074
Utilities — 4.9%
Electric — 4.9%
AES Corp.	15,068	354,098
Ameren Corp.	2,390	186,564
Avangrid, Inc.	567	25,770
Consolidated Edison, Inc.	3,929	283,949
DTE Energy Co.	2,481	301,218
Duke Energy Corp.	7,580	694,025
Exelon Corp.	14,831	626,165
NextEra Energy, Inc.	40,442	3,120,100
OGE Energy Corp.	2,905	92,553
Pinnacle West Capital Corp.	1,020	81,549
PPL Corp.	9,206	259,609
Public Service Enterprise Group, Inc.	11,980	698,434
WEC Energy Group, Inc.	4,993	459,506
		7,183,540
TOTAL COMMON STOCK (Cost $96,304,558)		99,097,280

TOTAL EQUITIES (Cost $96,304,558)		99,097,280

	Principal Amount
Bonds & Notes — 35.1%

Corporate Debt — 13.7%
Advertising — 0.3%
The Interpublic Group of Cos., Inc. 4.650% 10/01/28	$344,000	415,484
Agriculture — 0.1%
Bunge Ltd. Finance Corp. 1.630% 8/17/25	15,000	15,503
3.250% 8/15/26	51,000	56,685

MassMutual Premier Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.350% 3/15/24	$85,000	$93,766
		165,954
Airlines — 0.1%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.500% 10/20/25 (c)	92,000	98,335
Banks — 2.8%
Australia & New Zealand Banking Group Ltd. 5 year CMT + 1.700%, VRN 2.570% 11/25/35 (c)	225,000	229,538
Bank of America Corp. SOFR + 2.150%, VRN 2.592% 4/29/31	55,000	58,947
4.183% 11/25/27	45,000	52,204
3 mo. USD LIBOR + 1.814%, VRN 4.244% 4/24/38	25,000	30,798
3 mo. USD LIBOR + 1.310%, VRN 4.271% 7/23/29	20,000	23,815
4.750% 4/21/45	70,000	96,621
7.750% 5/14/38	20,000	34,100
The Bank of Nova Scotia 4.500% 12/16/25	40,000	46,638
3 mo. USD LIBOR + 2.648%, VRN 4.650% (d)	125,000	125,625
Citigroup, Inc. 4.450% 9/29/27	30,000	35,464
5.500% 9/13/25	60,000	72,098
5.875% 1/30/42	20,000	30,377
6.000% 10/31/33	17,000	23,364
6.625% 6/15/32	15,000	21,264
8.125% 7/15/39	15,000	26,813
Credit Suisse Group AG SOFR + 2.044%, VRN 2.193% 6/05/26 (c)	393,000	410,706
The Goldman Sachs Group, Inc. 4.250% 10/21/25	35,000	40,138
5.950% 1/15/27	80,000	100,844
6.750% 10/01/37	35,000	53,556
ING Groep NV 4.050% 4/09/29	344,000	408,684
JP Morgan Chase & Co. SOFR + 2.515%, VRN 2.956% 5/13/31	45,000	49,347
5.600% 7/15/41	45,000	68,076
JPMorgan Chase & Co. 3 mo. USD LIBOR + 1.160%, VRN 3.702% 5/06/30	354,000	410,652
KeyBank NA/Cleveland OH 3.900% 4/13/29	356,000	412,932
Morgan Stanley 4.350% 9/08/26	135,000	159,163
3 mo. USD LIBOR + 1.628%, VRN 4.431% 1/23/30	337,000	409,929
5.000% 11/24/25	40,000	47,813
SVB Financial Group 3.125% 6/05/30	20,000	22,519
3.500% 1/29/25	85,000	92,644
The Toronto-Dominion Bank 5 year USD Swap + 2.205%, VRN 3.625% 9/15/31	414,000	469,191
		4,063,860
Beverages — 0.3%
Keurig Dr Pepper, Inc.
3.400% 11/15/25	365,000	409,074

MassMutual Premier Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Biotechnology — 0.3%
Amgen, Inc. 2.200% 2/21/27	$385,000	$412,725
Commercial Services — 0.3%
Moody's Corp. 4.250% 2/01/29	342,000	410,984
PayPal Holdings, Inc. 3.250% 6/01/50	30,000	34,607
		445,591
Computers — 0.9%
Apple, Inc. 1.650% 5/11/30	50,000	51,496
2.650% 5/11/50	30,000	31,841
3.000% 6/20/27	362,000	405,510
Dell International LLC / EMC Corp. 4.000% 7/15/24 (c)	372,000	410,177
Hewlett Packard Enterprise Co. STEP 4.900% 10/15/25	353,000	412,997
		1,312,021
Diversified Financial Services — 0.1%
The Charles Schwab Corp. 10 year CMT + 3.079%, VRN 4.000% (d)	103,000	108,407
CI Financial Corp. 3.200% 12/17/30	72,000	73,675
		182,082
Electric — 0.2%
Entergy Arkansas LLC 2.650% 6/15/51	80,000	82,020
Entergy Louisiana LLC 4.950% 1/15/45	40,000	44,142
Nevada Power Co. 6.650% 4/01/36	20,000	30,540
Xcel Energy, Inc. 6.500% 7/01/36	110,000	165,201
		321,903
Foods — 0.5%
Conagra Brands, Inc. 4.850% 11/01/28	329,000	408,577
General Mills, Inc. 4.700% 4/17/48	180,000	252,355
Ingredion, Inc. 3.200% 10/01/26	27,000	30,033
Mars, Inc. 3.950% 4/01/49 (c)	75,000	95,570
		786,535
Health Care – Services — 0.3%
HCA, Inc. 5.000% 3/15/24	363,000	408,366

MassMutual Premier Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Humana, Inc. 4.800% 3/15/47	$25,000	$33,395
UnitedHealth Group, Inc. 3.125% 5/15/60	40,000	46,434
West Virginia United Health System Obligated Group 3.129% 6/01/50	28,000	29,240
		517,435
Insurance — 0.9%
Allstate Corp. 3 mo. USD LIBOR + 2.938%, VRN 5.750% 8/15/53	175,000	187,260
American International Group, Inc. 4.200% 4/01/28	40,000	47,485
4.500% 7/16/44	25,000	32,035
4.750% 4/01/48	15,000	20,013
3 mo. USD LIBOR + 2.868%, VRN 5.750% 4/01/48	115,000	131,459
Arch Capital Finance LLC 5.031% 12/15/46	30,000	40,940
Arch Capital Group Ltd. 3.635% 6/30/50	55,000	64,007
Marsh & McLennan Cos., Inc. 4.375% 3/15/29	334,000	406,653
New York Life Insurance Co. 3.750% 5/15/50 (c)	25,000	29,906
Prudential Financial, Inc. 5 year CMT + 3.035%, VRN 3.700% 10/01/50	20,000	21,156
3 mo. USD LIBOR + 3.920%, VRN 5.625% 6/15/43	45,000	48,259
3 mo. USD LIBOR + 2.665%, VRN 5.700% 9/15/48 (b)	110,000	126,997
3 mo. USD LIBOR + 4.175%, VRN 5.875% 9/15/42	50,000	53,657
Reinsurance Group of America, Inc. 3.150% 6/15/30	55,000	60,138
3.900% 5/15/29	60,000	68,801
USF&G Capital I 8.500% 12/15/45 (c)	35,000	56,383
		1,395,149
Internet — 0.2%
Alphabet, Inc. 2.250% 8/15/60	35,000	33,844
Prosus NV 3.832% 2/08/51 (c)	233,000	228,650
		262,494
Media — 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.750% 2/15/28	212,000	237,701
3.850% 4/01/61	150,000	151,222
6.484% 10/23/45	35,000	49,506
Comcast Corp. 3.400% 7/15/46	45,000	51,807
3.450% 2/01/50	55,000	64,904
3.750% 4/01/40	168,000	202,948
3.969% 11/01/47	25,000	31,348
4.750% 3/01/44	35,000	47,966
Discovery Communications LLC 3.625% 5/15/30	178,000	203,900

MassMutual Premier Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.950% 3/20/28	$62,000	$71,163
4.000% 9/15/55 (c)	30,000	33,579
4.650% 5/15/50	30,000	37,522
Time Warner Cable, Inc. 6.750% 6/15/39	30,000	42,696
The Walt Disney Co. 3.600% 1/13/51	65,000	78,683
		1,304,945
Mining — 0.0%
Teck Resources Ltd. 6.000% 8/15/40	35,000	43,853
Miscellaneous - Manufacturing — 0.0%
General Electric Co. 4.125% 10/09/42	5,000	5,861
Oil & Gas — 0.2%
BP Capital Markets America, Inc. 2.939% 6/04/51	160,000	163,446
BP Capital Markets PLC 5 year CMT + 4.036%, VRN 4.375% (d)	65,000	69,553
		232,999
Packaging & Containers — 0.2%
Berry Global, Inc. 1.570% 1/15/26 (c)	53,000	53,480
WRKCo, Inc. 3.000% 6/15/33	30,000	32,960
4.650% 3/15/26	213,000	250,501
		336,941
Pharmaceuticals — 0.9%
AbbVie, Inc. 4.700% 5/14/45	75,000	98,116
Becton Dickinson and Co. 4.685% 12/15/44	25,000	32,270
Bristol-Myers Squibb Co. 3.900% 2/20/28	345,000	408,449
4.350% 11/15/47	30,000	40,406
Cigna Corp. 2.400% 3/15/30	387,000	412,628
4.800% 7/15/46	30,000	39,543
CVS Health Corp. 4.300% 3/25/28	26,000	30,939
5.050% 3/25/48	209,000	283,253
6.125% 9/15/39	10,000	14,115
		1,359,719
Pipelines — 1.0%
Enterprise Products Operating LLC 3 mo. USD LIBOR + 3.033%, VRN 5.250% 8/16/77	45,000	45,624
3 mo. USD LIBOR + 2.570%, VRN 5.375% 2/15/78	30,000	30,315
Kinder Morgan, Inc. 3.250% 8/01/50	263,000	261,382
MPLX LP

MassMutual Premier Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
1.750% 3/01/26	$405,000	$419,137
4.500% 4/15/38	30,000	34,314
ONEOK, Inc. 6.350% 1/15/31	336,000	430,792
Sabine Pass Liquefaction LLC 4.500% 5/15/30 (c)	217,000	257,205
		1,478,769
Real Estate Investment Trusts (REITS) — 0.5%
Crown Castle International Corp. 3.700% 6/15/26	268,000	302,007
5.200% 2/15/49	13,000	17,703
Host Hotels & Resorts LP 3.500% 9/15/30	93,000	97,980
VEREIT Operating Partnership LP 2.850% 12/15/32	350,000	365,977
		783,667
Retail — 1.2%
Advance Auto Parts, Inc. 1.750% 10/01/27	15,000	15,234
3.900% 4/15/30	357,000	410,529
AutoZone, Inc. 1.650% 1/15/31	45,000	44,632
The Home Depot, Inc. 2.700% 4/15/30	224,000	250,009
Lowe's Cos., Inc. 3.000% 10/15/50	236,000	252,429
McDonald's Corp. 3.300% 7/01/25	367,000	408,679
Starbucks Corp. 2.550% 11/15/30	70,000	75,704
4.450% 8/15/49	195,000	257,235
		1,714,451
Semiconductors — 0.6%
Lam Research Corp. 3.750% 3/15/26	355,000	405,778
Micron Technology, Inc. 4.185% 2/15/27	356,000	416,718
		822,496
Software — 0.3%
Microsoft Corp.
4.450% 11/03/45	89,000	126,306
Oracle Corp. 3.600% 4/01/40	218,000	255,319
		381,625
Telecommunications — 0.3%
Verizon Communications, Inc. 3.875% 2/08/29	347,000	408,453

MassMutual Premier Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Transportation — 0.3%
CSX Corp. 4.750% 11/15/48	$20,000	$27,433
Ryder System, Inc. 3.650% 3/18/24	374,000	408,680
		436,113
TOTAL CORPORATE DEBT (Cost $19,327,016)		20,098,534

Non-U.S. Government Agency Obligations — 0.4%
Commercial Mortgage-Backed Securities — 0.4%
BANK Series 2019-BN17, Class B, VRN 4.128% 4/15/52 (e)	29,000	33,318
Series 2019-BN16, Class AS, 4.267% 2/15/52	31,333	36,893
Series 2019-BN16, Class B, VRN 4.438% 2/15/52 (e)	24,330	28,236
BBCMS Mortgage Trust, Series 2020-C7, Class AS 2.444% 4/15/53	57,000	60,317
Benchmark Mortgage Trust, Series 2019-B14, Class AS 3.352% 12/15/62	150,000	165,745
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class C, VRN 4.191% 10/12/50 (e)	70,000	67,308
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class C, VRN 4.553% 10/10/47 (e)	100,000	101,825
GS Mortgage Securities Trust, Series 2017-GS6, Class B 3.869% 5/10/50	79,000	87,700
Morgan Stanley Capital I Trust, Series 2018-H3, Class B, VRN 4.620% 7/15/51 (e)	20,000	23,100
Wells Fargo Commercial Mortgage Trust Series 2018-C45, Class AS, VRN 4.405% 6/15/51 (e)	30,000	34,984
Series 2018-C45, Class B, 4.556% 6/16/51	10,000	11,624
		651,050
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $612,405)		651,050

U.S. Government Agency Obligations and Instrumentalities — 7.3%
Pass-Through Securities — 7.3%
Uniform Mortgage Backed Securities TBA 2.000% 6/01/35 (f)	3,500,000	3,660,234
2.000% 5/01/50 (f)	4,500,000	4,668,574
2.500% 12/01/49 (f)	2,200,000	2,315,242
		10,644,050
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $10,604,500)		10,644,050

U.S. Treasury Obligations — 13.7%
U.S. Treasury Bonds & Notes — 13.7%
U.S. Treasury Bond 1.375% 11/15/40	600,000	593,480
1.375% 8/15/50	240,800	225,500
2.250% 8/15/49 (g)	873,900	1,000,808

MassMutual Premier Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note
0.125% 11/30/22	$1,700,000	$1,700,136
0.125% 5/15/23	1,900,000	1,899,493
0.125% 12/15/23	1,500,000	1,498,235
0.250% 11/15/23	1,000,000	1,002,699
0.375% 4/30/25	2,043,600	2,050,956
0.375% 11/30/25	947,700	949,038
0.625% 11/30/27	250,000	249,937
0.875% 11/15/30 (b)	428,000	426,555
1.500% 11/30/21	8,388,400	8,493,915
		20,090,752
TOTAL U.S. TREASURY OBLIGATIONS (Cost $20,129,925)		20,090,752
TOTAL BONDS & NOTES (Cost $50,673,846)		51,484,386

	Number of Shares
Mutual Funds — 0.3%
Diversified Financial Services — 0.3%
State Street Navigator Securities Lending Prime Portfolio (h)	455,145	455,145

TOTAL MUTUAL FUNDS (Cost $455,145)		455,145

TOTAL LONG-TERM INVESTMENTS (Cost $147,433,549)		151,036,811

	Principal Amount
Short-Term Investments — 5.6%
Repurchase Agreement — 5.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/20, 0.000%, due 1/04/21 (i)	$8,210,720	8,210,720

TOTAL SHORT-TERM INVESTMENTS (Cost $8,210,720)		8,210,720

TOTAL INVESTMENTS — 108.6% (Cost $155,644,269) (j)		159,247,531

Other Assets/(Liabilities) — (8.6)%		(12,672,341)

NET ASSETS — 100.0%		$146,575,190

MassMutual Premier Balanced Fund — Portfolio of Investments (Continued)

Abbreviation Legend

STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2020, was $618,339 or 0.42% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $171,522 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2020, the aggregate market value of these securities amounted to $1,903,529 or 1.30% of net assets.
(d)	Security is perpetual and has no stated maturity date.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2020.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(g)	A portion of this security is pledged/held as collateral for open derivatives.
(h)	Represents investment of security lending cash collateral. (Note 2).
(i)	Maturity value of $8,210,720. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 12/30/21, and an aggregate market value, including accrued interest, of $8,374,949.
(j)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Premier Disciplined Value Fund — Portfolio of Investments

December 31, 2020 (Unaudited)

	Number of Shares	Value
Equities — 99.0%

Common Stock — 99.0%
Basic Materials — 1.4%
Iron & Steel — 0.7%
Nucor Corp.	11,826	$629,025
Mining — 0.7%
Newmont Corp.	11,003	658,970
		1,287,995
Communications — 3.4%
Advertising — 1.1%
Omnicom Group, Inc.	16,994	1,059,916
Media — 2.3%
Discovery, Inc. Class A (a)	16,078	483,787
Discovery, Inc. Class C (a)	24,127	631,886
ViacomCBS, Inc. Class B	26,249	978,038
		2,093,711
		3,153,627
Consumer, Cyclical — 10.3%
Apparel — 0.5%
VF Corp.	5,428	463,605
Auto Manufacturers — 3.2%
Ford Motor Co.	105,434	926,765
General Motors Co.	27,624	1,150,263
PACCAR, Inc.	10,236	883,162
		2,960,190
Auto Parts & Equipment — 0.8%
Autoliv, Inc.	2,541	234,026
BorgWarner, Inc.	12,839	496,099
		730,125
Home Builders — 2.8%
D.R. Horton, Inc.	9,216	635,167
Lennar Corp. Class A	10,107	770,457
NVR, Inc. (a)	153	624,218
PulteGroup, Inc.	13,157	567,330
		2,597,172

MassMutual Premier Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Retail — 3.0%
Advance Auto Parts, Inc.	1,620	$255,166
CarMax, Inc. (a)	6,775	639,967
McDonald's Corp.	3,657	784,719
Tiffany & Co.	1,966	258,431
Walmart, Inc.	6,374	918,812
		2,857,095
		9,608,187
Consumer, Non-cyclical — 28.2%
Agriculture — 1.7%
Altria Group, Inc.	16,819	689,579
Philip Morris International, Inc.	11,376	941,819
		1,631,398
Beverages — 4.2%
Brown-Forman Corp. Class B	11,666	926,630
The Coca-Cola Co.	22,023	1,207,741
Keurig Dr Pepper, Inc.	21,297	681,504
PepsiCo, Inc.	7,638	1,132,716
		3,948,591
Biotechnology — 3.0%
Alexion Pharmaceuticals, Inc. (a)	11,387	1,779,105
Biogen, Inc. (a)	4,058	993,642
		2,772,747
Commercial Services — 1.2%
Equifax, Inc.	4,172	804,528
Rollins, Inc.	8,640	337,565
		1,142,093
Cosmetics & Personal Care — 2.0%
Colgate-Palmolive Co.	4,654	397,964
The Procter & Gamble Co.	10,317	1,435,507
		1,833,471
Foods — 1.8%
Campbell Soup Co.	4,569	220,911
General Mills, Inc.	7,486	440,177
Kellogg Co.	4,652	289,494
Mondelez International, Inc. Class A	12,195	713,042
		1,663,624
Health Care – Products — 0.2%
Varian Medical Systems, Inc. (a)	1,026	179,560
Health Care – Services — 4.7%
Anthem, Inc.	9,178	2,946,964
Catalent, Inc. (a)	4,694	488,505
Centene Corp. (a)	11,100	666,333

MassMutual Premier Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Quest Diagnostics, Inc.	2,517	$299,951
		4,401,753
Household Products & Wares — 0.8%
The Clorox Co.	1,084	218,881
Kimberly-Clark Corp.	3,908	526,916
		745,797
Pharmaceuticals — 8.6%
AmerisourceBergen Corp.	13,587	1,328,265
Bristol-Myers Squibb Co.	59,913	3,716,403
Cigna Corp.	8,779	1,827,612
Jazz Pharmaceuticals PLC (a)	6,833	1,127,787
		8,000,067
		26,319,101
Energy — 3.6%
Oil & Gas — 3.6%
Chevron Corp.	23,020	1,944,039
EOG Resources, Inc.	17,267	861,105
Pioneer Natural Resources Co.	5,070	577,423
		3,382,567
		3,382,567
Financial — 22.9%
Banks — 0.5%
The Bank of New York Mellon Corp.	10,864	461,068
Diversified Financial Services — 6.9%
BlackRock, Inc.	1,208	871,620
Cboe Global Markets, Inc.	6,610	615,523
CME Group, Inc.	8,644	1,573,640
Franklin Resources, Inc.	26,767	668,907
T. Rowe Price Group, Inc.	14,299	2,164,726
The Western Union Co.	25,539	560,326
		6,454,742
Insurance — 13.5%
Aflac, Inc.	10,102	449,236
American International Group, Inc.	23,772	900,008
Arthur J Gallagher & Co.	7,902	977,556
Athene Holding Ltd. Class A (a)	8,435	363,886
Berkshire Hathaway, Inc. Class B (a)	12,680	2,940,112
Brown & Brown, Inc.	10,963	519,756
Fidelity National Financial, Inc.	31,957	1,249,199
Globe Life, Inc.	2,586	245,567
Lincoln National Corp.	9,840	495,050
Marsh & McLennan Cos., Inc.	10,029	1,173,393
MetLife, Inc.	20,503	962,616
The Progressive Corp.	14,652	1,448,790

MassMutual Premier Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Prudential Financial, Inc.	11,419	$891,481
		12,616,650
Private Equity — 1.1%
The Blackstone Group, Inc. Class A	14,931	967,678
Real Estate Investment Trusts (REITS) — 0.9%
AGNC Investment Corp.	30,610	477,516
Apartment Income REIT Corp. (a)	167	6,414
Apartment Investment and Management Co. Class A	167	882
Gaming and Leisure Properties, Inc.	22	933
VEREIT, Inc.	10,032	379,109
		864,854
		21,364,992
Industrial — 14.5%
Aerospace & Defense — 3.8%
General Dynamics Corp.	3,280	488,130
L3 Harris Technologies, Inc.	12,050	2,277,691
Raytheon Technologies Corp.	11,355	811,996
		3,577,817
Electrical Components & Equipment — 0.6%
Emerson Electric Co.	6,912	555,517
Electronics — 4.9%
Arrow Electronics, Inc. (a)	7,082	689,079
FLIR Systems, Inc.	4,449	195,000
Garmin Ltd.	5,656	676,797
Keysight Technologies, Inc. (a)	4,512	595,990
PerkinElmer, Inc.	6,028	865,018
Roper Technologies, Inc.	2,140	922,532
Trimble, Inc. (a)	9,429	629,574
		4,573,990
Hand & Machine Tools — 0.5%
Snap-on, Inc.	2,788	477,138
Machinery – Diversified — 1.1%
Rockwell Automation, Inc.	1,182	296,457
Westinghouse Air Brake Technologies Corp.	10,163	743,932
		1,040,389
Miscellaneous - Manufacturing — 0.8%
3M Co.	4,449	777,641
Transportation — 2.8%
C.H. Robinson Worldwide, Inc.	2,839	266,497
Expeditors International of Washington, Inc.	5,651	537,467
J.B. Hunt Transport Services, Inc.	4,067	555,756
Knight-Swift Transportation Holdings, Inc.	9,097	380,436

MassMutual Premier Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
United Parcel Service, Inc. Class B	5,116	$861,534
		2,601,690
		13,604,182
Technology — 14.4%
Computers — 3.7%
Accenture PLC Class A	7,000	1,828,470
Dell Technologies C (a)	11,167	818,429
International Business Machines Corp.	6,743	848,809
		3,495,708
Semiconductors — 5.8%
Intel Corp.	47,044	2,343,732
KLA Corp.	3,972	1,028,390
Micron Technology, Inc. (a)	20,220	1,520,140
Qorvo, Inc. (a)	3,051	507,290
		5,399,552
Software — 4.9%
Black Knight, Inc. (a)	7,799	689,042
Fidelity National Information Services, Inc.	11,996	1,696,954
Oracle Corp.	15,312	990,533
Paychex, Inc.	8,403	782,992
SS&C Technologies Holdings, Inc	5,488	399,252
		4,558,773
		13,454,033
Utilities — 0.3%
Electric — 0.3%
CenterPoint Energy, Inc.	11,785	255,027

TOTAL COMMON STOCK (Cost $88,573,983)		92,429,711

TOTAL EQUITIES (Cost $88,573,983)		92,429,711

TOTAL LONG-TERM INVESTMENTS (Cost $88,573,983)		92,429,711

	Principal Amount
Short-Term Investments — 1.1%
Repurchase Agreement — 1.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/20, 0.000%, due 1/04/21 (b)	$1,016,093	1,016,093

TOTAL SHORT-TERM INVESTMENTS (Cost $1,016,093)		1,016,093

TOTAL INVESTMENTS — 100.1% (Cost $89,590,076) (c)		93,445,804

Other Assets/(Liabilities) — (0.1)%		(75,357)

NET ASSETS — 100.0%		$93,370,447

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $1,016,093. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 12/30/21, and an aggregate market value, including accrued interest, of $1,036,493.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Premier Main Street Fund — Portfolio of Investments

December 31, 2020 (Unaudited)

	Number of Shares	Value
Equities — 96.9%

Common Stock — 96.9%
Basic Materials — 0.5%
Chemicals — 0.5%
Valvoline, Inc.	27,736	$641,811
Communications — 16.1%
Internet — 11.8%
Airbnb, Inc.Class A (a)	2,116	310,629
Amazon.com, Inc. (a)	2,310	7,523,508
Booking Holdings, Inc. (a)	867	1,931,043
Facebook, Inc. Class A (a)	14,705	4,016,818
Snap, Inc. Class A (a)	16,572	829,760
		14,611,758
Media — 1.0%
Comcast Corp. Class A	23,805	1,247,382
Telecommunications — 3.3%
Motorola Solutions, Inc.	9,051	1,539,213
Verizon Communications, Inc.	42,547	2,499,636
		4,038,849
		19,897,989
Consumer, Cyclical — 6.5%
Auto Manufacturers — 0.8%
General Motors Co.	21,962	914,498
Entertainment — 0.5%
Live Nation Entertainment, Inc. (a)	4,193	308,102
Warner Music Group Corp. Class A	8,772	333,248
		641,350
Home Builders — 0.7%
D.R. Horton, Inc.	13,105	903,196
Retail — 4.5%
CarMax, Inc. (a)	8,105	765,598
The Home Depot, Inc.	8,655	2,298,941
O'Reilly Automotive, Inc. (a)	1,982	896,994
Target Corp.	8,628	1,523,101
		5,484,634
		7,943,678

MassMutual Premier Main Street Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 21.3%
Beverages — 1.2%
Constellation Brands, Inc. Class A	6,889	$1,509,035
Cosmetics & Personal Care — 2.5%
The Procter & Gamble Co.	21,775	3,029,774
Foods — 2.3%
a2 Milk Co. Ltd. (a) (b)	17,978	158,817
Mondelez International, Inc. Class A	23,443	1,370,712
Sysco Corp.	17,047	1,265,910
		2,795,439
Health Care – Products — 2.6%
Alcon, Inc. (a)	9,103	600,616
Avantor, Inc. (a)	18,929	532,851
Thermo Fisher Scientific, Inc.	4,487	2,089,955
		3,223,422
Health Care – Services — 5.6%
HCA Healthcare, Inc.	16,938	2,785,623
UnitedHealth Group, Inc.	11,685	4,097,696
		6,883,319
Household Products & Wares — 0.4%
Reckitt Benckiser Group PLC	5,882	526,061
Pharmaceuticals — 6.7%
AstraZeneca PLC Sponsored ADR (b)	45,580	2,278,544
CVS Health Corp.	22,922	1,565,573
Eli Lilly and Co.	10,534	1,778,560
Merck & Co., Inc.	27,377	2,239,439
Neurocrine Biosciences, Inc. (a)	4,422	423,849
		8,285,965
		26,253,015
Energy — 2.2%
Oil & Gas — 1.0%
Cabot Oil & Gas Corp.	31,581	514,139
Valero Energy Corp.	13,590	768,786
		1,282,925
Pipelines — 1.2%
Magellan Midstream Partners LP (c)	34,087	1,446,652
		2,729,577
Financial — 15.6%
Banks — 3.2%
JP Morgan Chase & Co.	30,748	3,907,148
Diversified Financial Services — 6.4%
Capital One Financial Corp.	22,499	2,224,026

MassMutual Premier Main Street Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Intercontinental Exchange, Inc.	20,933	$2,413,366
Mastercard, Inc. Class A	5,857	2,090,598
Rocket Cos., Inc. (a) (b)	61,355	1,240,598
		7,968,588
Insurance — 3.6%
Equitable Holdings, Inc.	88,574	2,266,609
The Progressive Corp.	21,566	2,132,446
		4,399,055
Real Estate Investment Trusts (REITS) — 2.4%
Prologis, Inc.	29,414	2,931,399
		19,206,190
Industrial — 10.0%
Aerospace & Defense — 1.5%
Lockheed Martin Corp.	5,227	1,855,481
Building Materials — 0.8%
Vulcan Materials Co.	6,798	1,008,211
Electronics — 1.4%
Honeywell International, Inc.	6,603	1,404,458
Hubbell, Inc.	1,943	304,643
		1,709,101
Environmental Controls — 0.9%
Waste Connections, Inc.	10,575	1,084,678
Machinery – Construction & Mining — 0.9%
Caterpillar, Inc.	5,761	1,048,617
Machinery – Diversified — 1.2%
Otis Worldwide Corp.	11,242	759,397
Rockwell Automation, Inc.	3,022	757,948
		1,517,345
Transportation — 3.3%
C.H. Robinson Worldwide, Inc.	5,278	495,446
Union Pacific Corp.	9,170	1,909,377
United Parcel Service, Inc. Class B	10,125	1,705,050
		4,109,873
		12,333,306
Technology — 23.6%
Computers — 4.0%
Accenture PLC Class A	7,358	1,921,983
Amdocs Ltd.	11,116	788,458
Apple, Inc.	16,689	2,214,463
		4,924,904

MassMutual Premier Main Street Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Semiconductors — 8.1%
Applied Materials, Inc.	39,201	$3,383,046
QUALCOMM, Inc.	29,394	4,477,882
Texas Instruments, Inc.	13,322	2,186,540
		10,047,468
Software — 11.5%
Adobe, Inc. (a)	1,349	674,662
Fiserv, Inc. (a)	15,735	1,791,587
Microsoft Corp.	42,625	9,480,653
Snowflake, Inc. Class A (a)	662	186,287
Workday, Inc. Class A (a)	4,020	963,232
Zynga, Inc. Class A (a)	108,223	1,068,161
		14,164,582
		29,136,954
Utilities — 1.1%
Electric — 1.1%
Duke Energy Corp.	7,037	644,308
FirstEnergy Corp.	24,720	756,679
		1,400,987

TOTAL COMMON STOCK (Cost $89,627,071)		119,543,507

TOTAL EQUITIES (Cost $89,627,071)		119,543,507

TOTAL LONG-TERM INVESTMENTS (Cost $89,627,071)		119,543,507

	Principal Amount
Short-Term Investments — 0.8%
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/20, 0.000%, due 1/04/21 (d)	$1,014,861	1,014,861

TOTAL SHORT-TERM INVESTMENTS (Cost $1,014,861)		1,014,861

TOTAL INVESTMENTS — 97.7% (Cost $90,641,932) (e)		120,558,368

Other Assets/(Liabilities) — 2.3%		2,824,461

NET ASSETS — 100.0%		$123,382,829

Abbreviation Legend

ADR      American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2020, was $3,471,750 or 2.81% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $3,626,022 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is a Master Limited Partnership.
(d)	Maturity value of $1,014,861. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 12/30/21, and an aggregate market value, including accrued interest, of $1,035,195.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Premier Disciplined Growth Fund — Portfolio of Investments

December 31, 2020 (Unaudited)

	Number of Shares	Value
Equities — 101.8%

Common Stock — 101.8%
Basic Materials — 1.1%
Chemicals — 0.3%
FMC Corp.	7,696	$884,501
Mining — 0.8%
Newmont Corp.	34,175	2,046,741
		2,931,242
Communications — 21.8%
Internet — 19.9%
Alphabet, Inc. Class A (a)	4,352	7,627,489
Alphabet, Inc. Class C (a)	4,362	7,641,701
Amazon.com, Inc. (a)	3,843	12,516,382
eBay, Inc.	34,725	1,744,931
Facebook, Inc. Class A (a)	54,584	14,910,165
GoDaddy, Inc. Class A (a)	13,009	1,079,097
Match Group, Inc. (a)	12,322	1,862,963
Netflix, Inc. (a)	11,865	6,415,762
		53,798,490
Media — 1.9%
Altice USA, Inc. Class A (a)	28,429	1,076,606
Charter Communications, Inc. Class A (a)	5,913	3,911,745
		4,988,351
		58,786,841
Consumer, Cyclical — 12.2%
Apparel — 2.0%
NIKE, Inc. Class B	38,194	5,403,305
Auto Manufacturers — 3.7%
Tesla, Inc. (a)	14,042	9,909,018
Home Builders — 0.4%
NVR, Inc. (a)	262	1,068,924
Retail — 6.1%
AutoZone, Inc. (a)	1,326	1,571,893
Costco Wholesale Corp.	10,790	4,065,456
McDonald's Corp.	13,798	2,960,775
Starbucks Corp.	43,226	4,624,318

MassMutual Premier Disciplined Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Walmart, Inc.	23,027	$3,319,342
		16,541,784
		32,923,031
Consumer, Non-cyclical — 19.8%
Beverages — 0.6%
Monster Beverage Corp. (a)	19,160	1,771,917
Biotechnology — 3.0%
Alexion Pharmaceuticals, Inc. (a)	8,803	1,375,381
Incyte Corp. (a)	27,217	2,367,335
Regeneron Pharmaceuticals, Inc. (a)	4,167	2,013,119
Vertex Pharmaceuticals, Inc. (a)	10,193	2,409,013
		8,164,848
Commercial Services — 7.3%
FleetCor Technologies, Inc. (a)	5,016	1,368,515
Gartner, Inc. (a)	6,843	1,096,180
Global Payments, Inc.	11,270	2,427,784
MarketAxess Holdings, Inc.	2,417	1,379,044
PayPal Holdings, Inc. (a)	30,384	7,115,933
S&P Global, Inc.	7,536	2,477,309
Square, Inc. Class A (a)	17,152	3,732,961
		19,597,726
Health Care – Products — 1.8%
Align Technology, Inc. (a)	3,698	1,976,137
Avantor, Inc. (a)	39,629	1,115,556
Hologic, Inc. (a)	24,761	1,803,344
		4,895,037
Health Care – Services — 5.3%
Anthem, Inc.	4,852	1,557,929
Centene Corp. (a)	22,082	1,325,582
DaVita, Inc. (a)	8,015	940,961
HCA Healthcare, Inc.	12,265	2,017,102
Molina Healthcare, Inc. (a)	4,871	1,035,964
UnitedHealth Group, Inc.	21,098	7,398,647
		14,276,185
Pharmaceuticals — 1.8%
Bristol-Myers Squibb Co.	78,622	4,876,923
		53,582,636
Energy — 0.4%
Pipelines — 0.4%
Cheniere Energy, Inc. (a)	18,879	1,133,306
Financial — 9.8%
Diversified Financial Services — 8.4%
Intercontinental Exchange, Inc.	20,780	2,395,726
Mastercard, Inc. Class A	34,708	12,388,673

MassMutual Premier Disciplined Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Visa, Inc. Class A	36,030	$7,880,842
		22,665,241
Insurance — 0.4%
Brown & Brown, Inc.	12,005	569,157
Voya Financial, Inc.	9,653	567,693
		1,136,850
Private Equity — 0.5%
The Blackstone Group, Inc. Class A	21,289	1,379,740
Real Estate — 0.5%
CBRE Group, Inc. Class A (a)	22,276	1,397,151
		26,578,982
Industrial — 2.6%
Aerospace & Defense — 2.6%
The Boeing Co.	20,132	4,309,456
Lockheed Martin Corp.	7,477	2,654,185
		6,963,641
Technology — 34.1%
Computers — 6.8%
Apple, Inc.	126,517	16,787,541
Fortinet, Inc. (a)	9,584	1,423,511
		18,211,052
Semiconductors — 11.0%
Advanced Micro Devices, Inc. (a)	47,174	4,326,328
Applied Materials, Inc.	31,662	2,732,431
KLA Corp.	7,359	1,905,319
Lam Research Corp.	5,348	2,525,700
NVIDIA Corp.	22,852	11,933,314
Qorvo, Inc. (a)	5,886	978,665
QUALCOMM, Inc.	34,694	5,285,284
		29,687,041
Software — 16.3%
Adobe, Inc. (a)	21,830	10,917,620
CDK Global, Inc.	10,317	534,730
Datadog, Inc. Class A (a)	6,399	629,918
Dynatrace, Inc. (a)	20,143	871,588
Fiserv, Inc. (a)	20,511	2,335,382
Microsoft Corp.	61,435	13,664,373
MSCI, Inc.	4,065	1,815,144
Paycom Software, Inc. (a)	3,197	1,445,843
salesforce.com, Inc. (a)	23,004	5,119,080
SS&C Technologies Holdings, Inc	33,180	2,413,845

MassMutual Premier Disciplined Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Zoom Video Communications, Inc. Class A (a)	12,916	$4,356,825
		44,104,348
		92,002,441

TOTAL COMMON STOCK (Cost $210,617,601)		274,902,120

TOTAL EQUITIES (Cost $210,617,601)		274,902,120

TOTAL LONG-TERM INVESTMENTS (Cost $210,617,601)		274,902,120

	Principal Amount
Short-Term Investments — 1.0%
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/20, 0.000%, due 1/04/21 (b)	$2,834,817	2,834,817

TOTAL SHORT-TERM INVESTMENTS (Cost $2,834,817)		2,834,817

TOTAL INVESTMENTS — 102.8% (Cost $213,452,418) (c)		277,736,937

Other Assets/(Liabilities) — (2.8)%		(7,663,245)

NET ASSETS — 100.0%		$270,073,692

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $2,834,817. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 12/30/21, and an aggregate market value, including accrued interest, of $2,891,533.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Premier Small Cap Opportunities Fund — Portfolio of Investments

December 31, 2020 (Unaudited)

	Number of Shares	Value
Equities — 99.1%

Common Stock — 99.1%
Basic Materials — 2.9%
Forest Products & Paper — 0.6%
Schweitzer-Mauduit International, Inc.	43,226	$1,738,118
Mining — 2.3%
Compass Minerals International, Inc.	50,790	3,134,759
Kaiser Aluminum Corp.	33,303	3,293,667
		6,428,426
		8,166,544
Communications — 2.1%
Internet — 1.7%
Q2 Holdings, Inc. (a) (b)	36,837	4,660,986
Telecommunications — 0.4%
EchoStar Corp. Class A (a)	58,466	1,238,894
		5,899,880
Consumer, Cyclical — 13.0%
Auto Parts & Equipment — 3.0%
Dorman Products, Inc. (a)	36,562	3,174,313
Visteon Corp. (a)	40,127	5,036,741
		8,211,054
Entertainment — 0.5%
Cedar Fair LP (c)	37,324	1,468,326
Retail — 9.5%
AutoNation, Inc. (a)	90,390	6,308,318
Big Lots, Inc. (b)	29,801	1,279,357
BJ's Wholesale Club Holdings, Inc. (a)	93,180	3,473,751
Denny's Corp. (a)	110,080	1,615,974
Foot Locker, Inc.	34,207	1,383,331
Jack in the Box, Inc.	41,344	3,836,723
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	11,545	944,035
Suburban Propane Partners LP (c)	213,135	3,167,186
Texas Roadhouse, Inc.	56,687	4,430,656
		26,439,331
		36,118,711

MassMutual Premier Small Cap Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 26.2%
Biotechnology — 4.8%
ADC Therapeutics SA (a) (b)	22,583	$722,882
Avid Bioservices, Inc. (a)	19,749	227,903
Axsome Therapeutics, Inc. (a) (b)	12,049	981,632
Emergent BioSolutions, Inc. (a)	43,584	3,905,126
NeoGenomics, Inc. (a)	58,656	3,158,039
Twist Bioscience Corp. (a)	21,493	3,036,746
Zai Lab Ltd. ADR (a)	9,999	1,353,265
		13,385,593
Commercial Services — 5.3%
ASGN, Inc. (a)	75,058	6,269,595
Korn Ferry	123,099	5,354,806
Monro, Inc.	57,862	3,084,045
		14,708,446
Foods — 2.7%
BellRing Brands, Inc. Class A (a)	137,722	3,348,022
The Simply Good Foods Co. (a) (b)	137,094	4,299,268
		7,647,290
Health Care – Products — 6.2%
Adaptive Biotechnologies Corp. (a)	28,966	1,712,760
AtriCure, Inc. (a)	54,032	3,007,961
Inspire Medical Systems, Inc. (a)	18,463	3,472,706
iRhythm Technologies, Inc. (a)	10,593	2,512,765
OraSure Technologies, Inc. (a)	70,323	744,369
Repligen Corp. (a)	10,498	2,011,732
Tandem Diabetes Care, Inc. (a)	39,723	3,800,697
		17,262,990
Health Care – Services — 4.5%
Addus HomeCare Corp. (a)	37,634	4,406,565
LHC Group, Inc. (a)	23,761	5,068,697
Tenet Healthcare Corp. (a)	76,193	3,042,386
		12,517,648
Household Products & Wares — 1.5%
Acco Brands Corp.	489,393	4,135,371
Pharmaceuticals — 1.2%
Collegium Pharmaceutical, Inc. (a)	66,303	1,328,049
G1 Therapeutics, Inc. (a) (b)	63,995	1,151,270
uniQure NV (a)	24,156	872,756
		3,352,075
		73,009,413
Diversified — 0.3%
Holding Company – Diversified — 0.3%
Social Capital Hedosophia Holdings Corp. III Class A (a)	52,681	883,460

MassMutual Premier Small Cap Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 3.4%
Energy – Alternate Sources — 2.3%
Renewable Energy Group, Inc. (a)	92,179	$6,528,117
Oil & Gas — 0.6%
CNX Resources Corp. (a)	151,081	1,631,675
Pipelines — 0.5%
Noble Midstream Partners LP (c)	128,875	1,342,877
		9,502,669
Financial — 20.1%
Banks — 5.5%
The Bank of NT Butterfield & Son Ltd.	98,088	3,056,422
BankUnited, Inc.	102,098	3,550,969
Cathay General Bancorp	72,495	2,333,614
CIT Group, Inc.	71,482	2,566,204
Heritage Financial Corp.	89,572	2,095,089
Signature Bank	11,577	1,566,252
		15,168,550
Diversified Financial Services — 3.1%
Federated Hermes, Inc.	62,120	1,794,647
Focus Financial Partners, Inc. Class A (a)	66,624	2,898,144
Stifel Financial Corp.	79,986	4,036,093
		8,728,884
Insurance — 0.3%
Selectquote, Inc. (a) (b)	41,997	871,438
Real Estate Investment Trusts (REITS) — 5.8%
Brandywine Realty Trust	220,173	2,622,260
DiamondRock Hospitality Co.	429,780	3,545,685
EPR Properties	82,523	2,681,998
Four Corners Property Trust, Inc.	153,732	4,576,602
National Storage Affiliates Trust	76,841	2,768,581
		16,195,126
Savings & Loans — 5.4%
Berkshire Hills Bancorp, Inc.	89,048	1,524,501
OceanFirst Financial Corp.	106,757	1,988,883
Pacific Premier Bancorp, Inc.	108,218	3,390,470
Sterling Bancorp	136,203	2,448,930
WSFS Financial Corp.	123,517	5,543,443
		14,896,227
		55,860,225
Industrial — 15.2%
Building Materials — 1.9%
Masonite International Corp. (a)	29,791	2,929,647

MassMutual Premier Small Cap Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Summit Materials, Inc. Class A (a)	123,024	$2,470,322
		5,399,969
Electrical Components & Equipment — 1.9%
Energizer Holdings, Inc.	61,254	2,583,694
EnerSys	30,895	2,566,138
		5,149,832
Electronics — 1.1%
Atkore International Group, Inc. (a)	75,541	3,105,490
Engineering & Construction — 3.5%
Comfort Systems USA, Inc.	26,242	1,381,904
KBR, Inc.	156,852	4,851,432
TopBuild Corp. (a)	19,288	3,550,535
		9,783,871
Environmental Controls — 0.4%
US Ecology, Inc.	32,758	1,190,098
Machinery – Diversified — 1.1%
Chart Industries, Inc. (a)	25,877	3,048,052
Metal Fabricate & Hardware — 2.7%
Rexnord Corp.	142,119	5,612,280
Valmont Industries, Inc.	10,497	1,836,240
		7,448,520
Miscellaneous - Manufacturing — 1.1%
EnPro Industries, Inc.	40,305	3,043,834
Transportation — 1.5%
CryoPort, Inc. (a) (b)	55,069	2,416,428
Hub Group, Inc. Class A (a)	29,223	1,665,711
		4,082,139
		42,251,805
Technology — 12.8%
Computers — 2.5%
CACI International, Inc. Class A (a)	15,194	3,788,320
Perspecta, Inc.	134,441	3,237,339
		7,025,659
Semiconductors — 4.8%
Allegro MicroSystems, Inc. (a)	35,518	946,910
Brooks Automation, Inc.	57,328	3,889,705
MKS Instruments, Inc.	30,924	4,652,516
Semtech Corp. (a)	51,536	3,715,230
		13,204,361
Software — 5.5%
1Life Healthcare, Inc. (a) (b)	49,510	2,161,111
Bottomline Technologies de, Inc. (a)	79,745	4,205,751

MassMutual Premier Small Cap Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Envestnet, Inc. (a)	24,816	$2,042,109
Everbridge, Inc. (a)	10,783	1,607,422
j2 Global, Inc. (a)	53,789	5,254,647
		15,271,040
		35,501,060
Utilities — 3.1%
Electric — 2.1%
Avista Corp.	63,950	2,566,953
Evoqua Water Technologies Corp. (a)	119,916	3,235,334
		5,802,287
Gas — 1.0%
National Fuel Gas Co.	42,816	1,761,022
South Jersey Industries, Inc.	52,942	1,140,900
		2,901,922
		8,704,209

TOTAL COMMON STOCK (Cost $221,368,875)		275,897,976

TOTAL EQUITIES (Cost $221,368,875)		275,897,976

Mutual Funds — 1.0%
Diversified Financial Services — 1.0%
State Street Navigator Securities Lending Prime Portfolio (d)	2,680,152	2,680,152

TOTAL MUTUAL FUNDS (Cost $2,680,152)		2,680,152

TOTAL LONG-TERM INVESTMENTS (Cost $224,049,027)		278,578,128

	Principal Amount
Short-Term Investments — 1.0%
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/20, 0.000%, due 1/04/21 (e)	$2,846,456	2,846,456
TOTAL SHORT-TERM INVESTMENTS (Cost $2,846,456)		2,846,456

TOTAL INVESTMENTS — 101.1% (Cost $226,895,483) (f)		281,424,584

Other Assets/(Liabilities) — (1.1)%		(3,016,927)

NET ASSETS — 100.0%		$278,407,657

MassMutual Premier Small Cap Opportunities Fund — Portfolio of Investments (Continued)

Abbreviation Legend

ADR     American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2020, was $17,784,851 or 6.39% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $15,469,683 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is a Master Limited Partnership.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $2,846,456. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 12/30/21, and an aggregate market value, including accrued interest, of $2,903,419.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Premier Global Fund — Portfolio of Investments

December 31, 2020 (Unaudited)

	Number of Shares	Value
Equities — 99.2%

Common Stock — 99.2%
Cayman Islands — 6.9%
Farfetch Ltd. Class A (a)	87,922	$5,610,303
JD.com, Inc. ADR (a)	173,249	15,228,587
StoneCo Ltd. Class A (a)	48,169	4,042,342
		24,881,232
Denmark — 0.1%
Ascendis Pharma A/S ADR (a)	1,474	245,834
France — 8.0%
Dassault Systemes SE	5,014	1,018,560
Kering SA	12,895	9,374,635
LVMH Moet Hennessy Louis Vuitton SE	29,247	18,274,424
		28,667,619
Germany — 2.5%
SAP SE	67,620	8,885,845
India — 3.1%
DLF Ltd.	1,978,259	6,304,688
ICICI Bank Ltd. Sponsored ADR (a)	334,733	4,974,132
		11,278,820
Italy — 0.3%
Brunello Cucinelli SpA (a) (b)	21,739	943,808
Japan — 16.5%
Capcom Co. Ltd.	80,300	5,220,763
FANUC Corp.	16,800	4,136,451
Keyence Corp.	18,400	10,355,194
MinebeaMitsumi, Inc.	3,000	59,685
Murata Manufacturing Co. Ltd.	121,730	10,963,143
Nidec Corp.	107,400	13,531,856
Omron Corp.	63,100	5,631,508
Takeda Pharmaceutical Co. Ltd.	73,708	2,672,037
TDK Corp.	44,600	6,726,966
		59,297,603
Netherlands — 3.5%
Airbus SE (a)	87,984	9,664,991
ASML Holding NV	3,574	1,727,178
uniQure NV (a)	29,014	1,048,276
		12,440,445

MassMutual Premier Global Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Spain — 1.2%
Industria de Diseno Textil SA	135,606	$4,317,956

Sweden — 2.8%
Assa Abloy AB Class B	180,000	4,427,358
Atlas Copco AB Class A	112,442	5,750,368
		10,177,726
Switzerland — 0.4%
Zur Rose Group AG (a)	4,859	1,552,216
United Kingdom — 1.1%
Prudential PLC	217,252	4,010,089
United States — 52.8%
Adobe, Inc. (a)	32,524	16,265,903
Agilent Technologies, Inc.	52,206	6,185,889
Alphabet, Inc. Class A (a)	17,293	30,308,404
Amazon.com, Inc. (a)	1,498	4,878,881
Analog Devices, Inc.	4,898	723,582
Anthem, Inc.	4,121	1,323,212
Avantor, Inc. (a)	165,174	4,649,648
Blueprint Medicines Corp. (a)	18,727	2,100,233
Boston Scientific Corp. (a)	47,112	1,693,676
Castle Biosciences, Inc. (a)	11,435	767,860
Centene Corp. (a)	19,647	1,179,409
Charles River Laboratories International, Inc. (a)	2,035	508,465
Colgate-Palmolive Co.	20,581	1,759,881
Dun & Bradstreet Holdings, Inc. (a)	19,749	491,750
Electronic Arts, Inc.	22,198	3,187,633
Equifax, Inc.	29,464	5,681,838
Facebook, Inc. Class A (a)	57,651	15,747,947
Fidelity National Information Services, Inc.	29,006	4,103,189
Illumina, Inc. (a)	6,289	2,326,930
Intuit, Inc.	38,942	14,792,119
Ionis Pharmaceuticals, Inc. (a)	34,878	1,972,002
IQVIA Holdings, Inc. (a)	7,218	1,293,249
MacroGenics, Inc. (a)	45,834	1,047,765
Maxim Integrated Products, Inc.	109,441	9,701,945
Microsoft Corp.	16,082	3,576,959
Nuance Communications, Inc. (a)	25,050	1,104,455
PayPal Holdings, Inc. (a)	44,702	10,469,208
Pegasystems, Inc.	16,612	2,213,715
Phathom Pharmaceuticals, Inc. (a) (b)	31,588	1,049,353
S&P Global, Inc.	42,729	14,046,304
Sage Therapeutics, Inc. (a)	12,675	1,096,514
Sarepta Therapeutics, Inc. (a)	14,719	2,509,442
Twist Bioscience Corp. (a)	1,652	233,411
United Parcel Service, Inc. Class B	35,518	5,981,231
Veracyte, Inc. (a)	41,817	2,046,524
Visa, Inc. Class A	17,298	3,783,592
The Walt Disney Co. (a)	40,700	7,374,026
Zimmer Biomet Holdings, Inc.	6,961	1,072,621
		189,248,765
TOTAL COMMON STOCK (Cost $155,175,775)		355,947,958

MassMutual Premier Global Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Preferred Stock — 0.0%

India — 0.0%
Zee Entertainment Enterprises Ltd. 6.000%	573,050	$31,214

TOTAL PREFERRED STOCK (Cost $22,480)		31,214

TOTAL EQUITIES (Cost $155,198,255)		355,979,172

TOTAL LONG-TERM INVESTMENTS (Cost $155,198,255)		355,979,172
	Principal Amount
Short-Term Investments — 1.3%

Repurchase Agreement — 1.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/20, 0.000%, due 1/04/21 (c)	$4,515,473	4,515,473

TOTAL SHORT-TERM INVESTMENTS (Cost $4,515,473)		4,515,473

TOTAL INVESTMENTS — 100.5% (Cost $159,713,728) (d)		360,494,645

Other Assets/(Liabilities) — (0.5)%		(1,866,714)

NET ASSETS — 100.0%		$358,627,931

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2020, was $1,895,027 or 0.53% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,004,085 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $4,515,473. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 12/30/21, and an aggregate market value, including accrued interest, of $4,605,837.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Premier International Equity Fund — Portfolio of Investments
December 31, 2020 (Unaudited)

	Number of Shares	Value
Equities — 95.8%

Common Stock — 95.8%
Australia — 0.9%
Challenger Ltd.	64,000	$318,116
Lendlease Corp Ltd.	32,000	323,512
Macquarie Group Ltd.	5,400	577,004
Santos Ltd.	74,500	360,297
		1,578,929
Belgium — 0.5%
Groupe Bruxelles Lambert SA	4,200	423,811
KBC Group NV (a)	7,600	532,663
		956,474
Canada — 5.1%
The Bank of Nova Scotia (b)	39,518	2,135,940
Canadian National Railway Co.	35,231	3,873,224
Intact Financial Corp.	28,164	3,334,809
		9,343,973
Cayman Islands — 0.5%
CK Asset Holdings Ltd.	63,500	326,618
CK Hutchison Holdings Ltd.	88,200	615,920
		942,538
Denmark — 0.2%
AP Moller - Maersk A/S Class B	190	423,687
France — 10.6%
Arkema SA	4,000	457,212
AXA SA	99,613	2,389,803
Capgemini SE	16,229	2,516,649
Dassault Aviation SA (a)	160	175,521
Engie SA (a)	52,400	802,309
LVMH Moet Hennessy Louis Vuitton SE	2,166	1,353,383
Rexel SA (a)	17,400	274,374
Sanofi	8,000	772,964
Schneider Electric SE	17,865	2,584,092
TOTAL SE	58,182	2,509,860
Ubisoft Entertainment SA (a)	3,800	366,158
Veolia Environnement SA	26,500	648,335
Vinci SA	42,387	4,217,566
Vivendi SA	9,100	293,462
		19,361,688

MassMutual Premier International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Germany — 4.3%
Allianz SE Registered	2,360	$577,426
Bayer AG Registered	4,700	276,255
Deutsche Boerse AG	3,180	539,870
Deutsche Post AG Registered	9,900	489,928
Fresenius SE & Co. KGaA	15,500	716,225
HeidelbergCement AG	10,500	785,430
Infineon Technologies AG	14,900	571,812
Merck KGaA	10,326	1,770,016
SAP SE	5,200	683,324
Siemens AG Registered	6,560	938,910
Siemens Energy AG (a)	7,980	292,873
Talanx AG (a)	4,500	174,304
		7,816,373
Hong Kong — 3.1%
AIA Group Ltd.	456,528	5,623,360
Ireland — 3.6%
AIB Group PLC (a) (b)	103,900	213,737
DCC PLC	6,800	483,345
Linde PLC (a)	17,604	4,571,826
Linde PLC	1,270	334,658
Ryanair Holdings PLC Sponsored ADR (a)	1,800	197,964
Smurfit Kappa Group PLC	14,900	692,992
		6,494,522
Israel — 0.2%
Check Point Software Technologies Ltd. (a)	2,490	330,946
Italy — 0.4%
Mediobanca Banca di Credito Finanziario SpA	43,400	396,655
Prysmian SpA	7,600	270,939
UniCredit SpA (a)	9,700	89,762
		757,356
Japan — 19.5%
Astellas Pharma, Inc.	313,860	4,852,111
Chugai Pharmaceutical Co. Ltd.	38,970	2,080,565
Denka Co. Ltd.	10,700	418,352
FANUC Corp.	2,600	640,165
Fujitsu Ltd.	2,800	405,337
Hitachi Ltd.	20,200	797,080
Japan Airlines Co. Ltd. (a)	16,300	315,795
Kao Corp.	50,890	3,934,555
KDDI Corp.	152,820	4,538,356
Kirin Holdings Co. Ltd. (b)	135,220	3,192,608
Kyocera Corp.	7,500	460,326
Matsumotokiyoshi Holdings Co. Ltd.	5,200	221,948
Nintendo Co. Ltd.	1,100	702,008
Olympus Corp.	30,700	672,027
ORIX Corp.	45,900	712,324
Rakuten, Inc. (a) (b)	62,200	597,385
Sega Sammy Holdings, Inc.	33,800	533,393
Seven & i Holdings Co. Ltd.	23,400	830,971
Shiseido Co. Ltd.	55,570	3,854,705

MassMutual Premier International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sony Corp.	15,900	$1,598,645
Square Enix Holdings Co. Ltd.	7,300	442,980
Sumitomo Mitsui Financial Group, Inc.	22,500	696,220
Sysmex Corp.	13,070	1,571,855
Toshiba Corp.	19,900	557,275
Toyota Industries Corp.	12,400	985,611
		35,612,597
Luxembourg — 0.3%
ArcelorMittal SA (a)	26,400	605,842
Netherlands — 6.4%
Airbus SE (a)	900	98,864
ASML Holding NV	1,290	623,408
EXOR NV	2,600	208,695
Heineken Holding NV	7,300	687,621
Heineken NV (b)	45,600	5,085,304
Koninklijke Philips NV (a)	82,880	4,435,436
NXP Semiconductor NV	2,600	413,426
		11,552,754
Norway — 0.3%
Mowi ASA	21,800	485,539
Singapore — 0.3%
DBS Group Holdings, Ltd.	32,100	607,168
Spain — 3.9%
Iberdrola SA	236,570	3,383,318
Industria de Diseno Textil SA (b)	107,875	3,434,948
Siemens Gamesa Renewable Energy SA	6,600	267,934
		7,086,200
Sweden — 2.2%
Assa Abloy AB Class B	127,501	3,136,070
Investor AB Class B	6,400	467,758
Lundin Energy AB	2,800	75,609
Volvo AB Class B (a)	16,100	378,870
		4,058,307
Switzerland — 11.1%
ABB Ltd. Registered	24,800	693,689
Alcon, Inc. (a)	7,600	507,373
Nestle SA Registered	42,900	5,050,569
Novartis AG Registered	61,479	5,806,741
Roche Holding AG	14,472	5,049,395
Temenos Group AG Registered	15,556	2,170,608
UBS Group AG Registered	61,700	862,963
		20,141,338
United Kingdom — 22.4%
Ashtead Group PLC	11,000	517,646
AstraZeneca PLC	28,419	2,839,313
Aviva PLC	136,800	613,573
BAE Systems PLC	455,385	3,045,724

MassMutual Premier International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Barratt Developments PLC (a)	16,500	$151,373
BHP Group PLC ADR	3,200	169,696
The British Land Co. PLC	73,900	494,546
Bunzl PLC	8,300	277,441
Compass Group PLC	141,623	2,642,744
Diageo PLC	106,512	4,209,472
Entain PLC (a)	31,700	492,066
Experian PLC	58,149	2,215,769
Glencore PLC (a)	56,100	178,953
Imperial Brands PLC	19,000	399,216
Inchcape PLC (a)	50,400	443,978
Informa PLC (a)	28,000	210,406
Kingfisher PLC (a)	8,700	32,193
Liberty Global PLC Class C (a)	18,000	425,700
National Grid PLC	310,894	3,702,929
Persimmon PLC	11,700	443,178
Prudential PLC	113,173	2,088,974
Reckitt Benckiser Group PLC	50,713	4,535,552
Smith & Nephew PLC	239,609	5,003,515
Tesco PLC	239,400	755,823
Unilever PLC	16,100	969,178
Unilever PLC	65,821	3,985,533
		40,844,491

TOTAL COMMON STOCK (Cost $156,991,468)		174,624,082

TOTAL EQUITIES (Cost $156,991,468)		174,624,082

Mutual Funds — 6.0%

United States — 6.0%
State Street Navigator Securities Lending Prime Portfolio (c)	10,872,481	10,872,481

TOTAL MUTUAL FUNDS (Cost $10,872,481)		10,872,481

TOTAL LONG-TERM INVESTMENTS (Cost $167,863,949)		185,496,563

	Principal Amount
Short-Term Investments — 1.9%
Repurchase Agreement — 1.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/20, 0.000%, due 1/04/21 (d)	$3,554,193	3,554,193

TOTAL SHORT-TERM INVESTMENTS (Cost $3,554,193)		3,554,193

TOTAL INVESTMENTS — 103.7% (Cost $171,418,142) (e)		189,050,756

Other Assets/(Liabilities) — (3.7)%		(6,777,206)

NET ASSETS — 100.0%		$182,273,550

MassMutual Premier International Equity Fund — Portfolio of Investments (Continued)

Abbreviation Legend
ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2020, was $14,375,950 or 7.89% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $4,255,640 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).

(c)	Represents investment of security lending cash collateral. (Note 2).

(d)	Maturity value of $3,554,193. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 12/30/21, and an aggregate market value, including accrued interest, of $3,625,279.

(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Premier Strategic Emerging Markets Fund — Portfolio of Investments
December 31, 2020 (Unaudited)

	Number of Shares	Value
Equities — 97.8%

Common Stock — 95.0%
Belgium — 1.0%
Anheuser-Busch InBev SA	29,951	$2,093,051
Bermuda — 1.6%
Credicorp Ltd.	11,178	1,833,416
Jardine Strategic Holdings Ltd.	58,371	1,452,533
		3,285,949
Brazil — 3.3%
Ambev SA	345,039	1,042,635
B3 SA - Brasil Bolsa Balcao	148,726	1,783,959
Vale SA Sponsored ADR	229,986	3,854,565
		6,681,159
Cayman Islands — 23.3%
Alibaba Group Holding Ltd. Sponsored ADR (a)	28,769	6,695,409
Alibaba Group Holding Ltd. (a)	11,200	327,237
Blue Moon Group Holdings Ltd. (a) (b)	119,960	236,130
Budweiser Brewing Co. APAC Ltd. (b)	429,800	1,420,828
Hansoh Pharmaceutical Group Co. Ltd. (a) (b)	138,000	671,142
Huazhu Group Ltd. ADR	133,265	6,000,923
Innovent Biologics, Inc. (a) (b)	117,000	1,242,672
Meituan Class B (a)	41,400	1,583,398
NetEase, Inc. ADR	787	75,371
New Oriental Education & Technology Group, Inc. Sponsored ADR (a)	5,634	1,046,854
OneConnect Financial Technology Co. Ltd. (a)	78,163	1,540,593
Pagseguro Digital Ltd. Class A (a)	40,636	2,311,376
Pinduoduo, Inc. ADR (a)	21,649	3,846,378
Tencent Holdings Ltd.	192,690	14,079,324
Wuxi Biologics Cayman, Inc. (a) (b)	86,000	1,145,525
ZTO Express Cayman, Inc. (a)	9,320	272,629
ZTO Express Cayman, Inc. ADR	141,498	4,126,082
		46,621,871
Chile — 0.8%
Falabella SA	403,687	1,499,806
China — 4.6%
Jiangsu Hengrui Medicine Co. Ltd. Class A	261,638	4,469,520
Ping An Insurance Group Co. of China Ltd. Class A	333,971	4,443,687
Remegen Co. Ltd. (a) (b)	21,231	260,169
		9,173,376

MassMutual Premier Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Colombia — 0.4%
Grupo Aval Acciones y Valores SA (c)	117,311	$807,100
Egypt — 0.7%
Commercial International Bank Egypt SAE	344,285	1,295,734
France — 5.3%
Kering SA	12,438	9,042,397
LVMH Moet Hennessy Louis Vuitton SE	148	92,475
Pernod Ricard SA	7,139	1,368,462
		10,503,334
Hong Kong — 3.9%
AIA Group Ltd.	639,000	7,870,989
India — 14.3%
HDFC Bank Ltd. (a)	91,878	1,812,518
Housing Development Finance Corp. Ltd.	280,646	9,861,993
Infosys Ltd.	126,099	2,165,360
Kotak Mahindra Bank Ltd. (a)	289,524	7,922,533
Oberoi Realty Ltd. (a)	109,294	869,102
Tata Consultancy Services Ltd.	123,416	4,846,989
Zee Entertainment Enterprises Ltd.	353,109	1,085,487
		28,563,982
Indonesia — 1.2%
Bank Central Asia Tbk PT	650,200	1,566,618
Indocement Tunggal Prakarsa Tbk PT	433,935	447,708
Semen Indonesia Persero Tbk PT	499,200	442,359
		2,456,685
Italy — 2.0%
Moncler SpA (a)	10,936	668,913
PRADA SpA (a)	510,700	3,377,598
		4,046,511
Luxembourg — 0.1%
Allegro.eu SA (a) (b)	10,167	231,027
Mexico — 5.6%
Alsea SAB de CV (a)	311,928	404,576
Fomento Economico Mexicano SAB de CV	470,519	3,568,705
Fomento Economico Mexicano SAB de CV Sponsored ADR	13,392	1,014,712
Grupo Aeroportuario del Sureste SAB de CV Class B (a)	52,078	863,077
Grupo Financiero Inbursa SAB de CV Class O (a)	669,048	673,099
Grupo Mexico SAB de CV Series B	964,495	4,090,240
Wal-Mart de Mexico SAB de CV	176,100	494,685
		11,109,094
Netherlands — 3.2%
Yandex NV Class A (a)	91,415	6,360,656
Philippines — 2.6%
Ayala Land, Inc.	2,017,900	1,718,621
SM Investments Corp.	118,565	2,593,572

MassMutual Premier Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
SM Prime Holdings, Inc.	1,045,057	$837,945
		5,150,138
Republic of Korea — 1.7%
AMOREPACIFIC Group	6,511	329,325
Samsung Biologics Co. Ltd. (a) (b)	3,911	2,968,196
		3,297,521
Russia — 4.3%
Novatek PJSC Sponsored GDR Registered (b)	35,732	5,797,266
Novatek PJSC Sponsored GDR Registered (b)	5,913	966,184
Polyus PJSC (a)	2,636	543,900
Polyus PJSC GDR (b) (d)	457	46,066
Polyus PJSC GDR (b) (d)	5,075	511,560
Sberbank of Russia PJSC	203,249	744,844
		8,609,820
South Africa — 0.6%
FirstRand Ltd.	353,930	1,234,192
Switzerland — 1.8%
Cie Financiere Richemont SA Registered	39,999	3,614,402
Taiwan — 8.6%
MediaTek, Inc.	21,000	560,822
Taiwan Semiconductor Manufacturing Co. Ltd.	882,000	16,565,267
		17,126,089
Turkey — 0.5%
Akbank T.A.S. (a)	1,071,086	1,002,157
United States — 3.6%
Yum China Holdings, Inc.	126,599	7,227,537

TOTAL COMMON STOCK (Cost $143,940,781)		189,862,180

Preferred Stock — 2.8%
Brazil — 1.5%
Lojas Americanas SA 0.640%
	583,772	2,968,389
India — 0.0%
Zee Entertainment Enterprises Ltd. 6.000%	742,906	40,466
Singapore — 1.3%
Grab Holdings, Inc., (Acquired 6/18/19, Cost $2,438,401) (a) (d) (e) (f)	395,658	2,438,401

TOTAL PREFERRED STOCK (Cost $5,805,316)		5,447,256

TOTAL EQUITIES (Cost $149,746,097)		195,309,436

MassMutual Premier Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Mutual Funds — 0.4%
United States — 0.4%
State Street Navigator Securities Lending Prime Portfolio (g)	841,993	$841,993

TOTAL MUTUAL FUNDS (Cost $841,993)		841,993

Warrants — 0.0%

Switzerland — 0.0%
Cie Financiere Richemont SA, Expires 11/22/23, Strike 67.00 (a)	68,286	17,741

TOTAL WARRANTS (Cost $0)		17,741

TOTAL LONG-TERM INVESTMENTS (Cost $150,588,090)		196,169,170

	Principal Amount
Short-Term Investments — 3.4%
Repurchase Agreement — 3.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/20, 0.000%, due 1/04/21 (h)	$6,810,668	6,810,668

TOTAL SHORT-TERM INVESTMENTS (Cost $6,810,668)		6,810,668

TOTAL INVESTMENTS — 101.6% (Cost $157,398,758) (i)		202,979,838

Other Assets/(Liabilities) — (1.6)%		(3,137,249)

NET ASSETS — 100.0%		$199,842,589

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2020, the aggregate market value of these securities amounted to $15,496,765 or 7.75% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2020, was $799,023 or 0.40% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. (Note 2).
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2020, these securities amounted to a value of $2,996,027 or 1.50% of net assets.
(e)	Investment was valued using significant unobservable inputs.
(f)	Restricted security. Certain securities are restricted as to resale. At December 31, 2020, these securities amounted to a value of $2,438,401 or 1.22% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)	Maturity value of $6,810,668. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 12/30/21, and an aggregate market value, including accrued interest, of $6,946,911.
(i)	See Note 3 for aggregate cost for federal tax purposes.

Notes to Portfolio of Investments (Unaudited)

1. The Funds

MassMutual Premier Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Premier Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MassMutual Premier Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MassMutual Premier Core Bond Fund (“Core Bond Fund”)

MassMutual Premier Diversified Bond Fund (“Diversified Bond Fund”)

MassMutual Premier High Yield Fund (“High Yield Fund”)

MassMutual Premier Balanced Fund (“Balanced Fund”)

MassMutual Premier Disciplined Value Fund (“Disciplined Value Fund”)

MassMutual Premier Main Street Fund (“Main Street Fund”)

MassMutual Premier Disciplined Growth Fund (“Disciplined Growth Fund”)

MassMutual Premier Small Cap Opportunities Fund (“Small Cap Opportunities Fund”)

MassMutual Premier Global Fund (“Global Fund”)

MassMutual Premier International Equity Fund (“International Equity Fund”)

MassMutual Premier Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

Notes to Portfolio of Investments (Unaudited) (Continued)

2. Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day.  The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

[1]	The voting members of the Valuation Committee consist of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO, Secretary, and Assistant Secretaries) of the Trust, as well as such other members as the Trustees may from time to time designate. The non-voting members of the Valuation Committee consist of the CCO, Secretary, and Assistant Secretaries. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Notes to Portfolio of Investments (Unaudited) (Continued)

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Disciplined Value Fund, Disciplined Growth Fund, and Small Cap Opportunities Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of December 31, 2020. For each Fund noted in the preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of December 31, 2020, for the remaining Funds’ investments:

Short-Duration Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$180,985,516	$—	$180,985,516
Municipal Obligations	—	616,492	—	616,492
Non-U.S. Government Agency Obligations	—	200,381,900	—	200,381,900
U.S. Government Agency Obligations and Instrumentalities	—	5,271,099	—	5,271,099
U.S. Treasury Obligations	—	1,836,604	—	1,836,604
Purchased Options	—	391,060	—	391,060
Short-Term Investments	—	38,924,708	—	38,924,708
Total Investments	$—	$428,407,379	$—	$428,407,379
Asset Derivatives
Futures Contracts	$110,189	$—	$—	$110,189
Liability Derivatives
Futures Contracts	$(729,671)	$—	$—	$(729,671)

Notes to Portfolio of Investments (Unaudited) (Continued)

Inflation-Protected and Income Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Non-U.S. Government Agency Obligations	$—	$205,731,428	$—	$205,731,428
U.S. Government Agency Obligations and Instrumentalities	—	15,149,064	—	15,149,064
U.S. Treasury Obligations	—	90,138,898	—	90,138,898
Purchased Options	—	740,413	—	740,413
Short-Term Investments	—	81,084,180	—	81,084,180
Total Investments	$—	$392,843,983	$—	$392,843,983
Asset Derivatives
Futures Contracts	$85,539	$—	$—	$85,539
Swap Agreements	—	4,758,879	—	4,758,879
Total	$85,539	$4,758,879	$—	$4,844,418
Liability Derivatives
Futures Contracts	$(25,360)	$—	$—	$(25,360)

Notes to Portfolio of Investments (Unaudited) (Continued)

Core Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$516,275,578	$—	$516,275,578
Municipal Obligations	—	3,909,155	—	3,909,155
Non-U.S. Government Agency Obligations	—	441,308,081	—	441,308,081
Sovereign Debt Obligations	—	10,471,065	—	10,471,065
U.S. Government Agency Obligations and Instrumentalities	—	291,051,242	—	291,051,242
U.S. Treasury Obligations	—	110,829,764	—	110,829,764
Purchased Options	—	2,456,154	—	2,456,154
Short-Term Investments	—	189,995,532	—	189,995,532
Total Investments	$—	$1,566,296,571	$—	$1,566,296,571
Asset Derivatives
Futures Contracts	$210,132	$—	$—	$210,132
Liability Derivatives
Futures Contracts	$(2,304,792)	$—	$—	$(2,304,792)

Notes to Portfolio of Investments (Unaudited) (Continued)

Diversified Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$—	$807	$59,715	$60,522
Preferred Stock	486,438	—	—	486,438
Corporate Debt	—	103,744,810	—	103,744,810
Non-U.S. Government Agency Obligations	—	70,370,240	—	70,370,240
Sovereign Debt Obligations	—	1,609,514	—	1,609,514
U.S. Government Agency Obligations and Instrumentalities	—	34,845,019	—	34,845,019
U.S. Treasury Obligations	—	4,974,698	—	4,974,698
Purchased Options	—	474,682	—	474,682
Warrants	—	—	3,896	3,896
Short-Term Investments	—	26,347,189	—	26,347,189
Total Investments	$486,438	$242,366,959	$63,611	$242,917,008
Asset Derivatives
Forward Contracts	$—	$198,860	$—	$198,860
Futures Contracts	58,318	—	—	58,318
Total	$58,318	$198,860	$—	$257,178
Liability Derivatives
Forward Contracts	$—	$(82,315)	$—	$(82,315)
Futures Contracts	(400,539)	—	—	(400,539)
Total	$(400,539)	$(82,315)	$—	$(482,854)

Notes to Portfolio of Investments (Unaudited) (Continued)

High Yield Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$—	$9,899	$1,952,765	$1,962,664
Bank Loans	—	35,179,145	—	35,179,145
Corporate Debt	—	560,640,203	—	560,640,203
Short-Term Investments	—	18,213,379	—	18,213,379
Total Investments	$—	$614,042,626	$1,952,765	$615,995,391

Notes to Portfolio of Investments (Unaudited) (Continued)

Balanced Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$99,097,280	$—	$—	$99,097,280
Corporate Debt	—	20,098,534	—	20,098,534
Non-U.S. Government Agency Obligations	—	651,050	—	651,050
U.S. Government Agency Obligations and Instrumentalities	—	10,644,050	—	10,644,050
U.S. Treasury Obligations	—	20,090,752	—	20,090,752
Mutual Funds	455,145	—	—	455,145
Short-Term Investments	—	8,210,720	—	8,210,720
Total Investments	$99,552,425	$59,695,106	$—	$159,247,531

Notes to Portfolio of Investments (Unaudited) (Continued)

Main Street Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$118,858,629	$684,878	*	$—	$119,543,507
Short-Term Investments	—	1,014,861		—	1,014,861
Total Investments	$118,858,629	$1,699,739		$—	$120,558,368

Notes to Portfolio of Investments (Unaudited) (Continued)

Global Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Cayman Islands	$24,881,232	$—	$—	$24,881,232
Denmark	245,834	—	—	245,834
France	—	28,667,619	—	28,667,619
Germany	—	8,885,845	—	8,885,845
India	4,974,132	6,304,688	—	11,278,820
Italy	—	943,808	—	943,808
Japan	—	59,297,603	—	59,297,603
Netherlands	1,048,276	11,392,169	—	12,440,445
Spain	—	4,317,956	—	4,317,956
Sweden	—	10,177,726	—	10,177,726
Switzerland	—	1,552,216	—	1,552,216
United Kingdom	—	4,010,089	—	4,010,089
United States	189,248,765	—	—	189,248,765
Preferred Stock
India	31,214	—	—	31,214
Short-Term Investments	—	4,515,473	—	4,515,473
Total Investments	$220,429,453	$140,065,192	$—	$360,494,645

Notes to Portfolio of Investments (Unaudited) (Continued)

International Equity Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Australia	$—	$1,578,929	$—	$1,578,929
Belgium	—	956,474	—	956,474
Canada	9,343,973	—	—	9,343,973
Cayman Islands	—	942,538	—	942,538
Denmark	—	423,687	—	423,687
France	—	19,361,688	—	19,361,688
Germany	—	7,816,373	—	7,816,373
Hong Kong	—	5,623,360	—	5,623,360
Ireland	532,622	5,961,900	—	6,494,522
Israel	330,946	—	—	330,946
Italy	—	757,356	—	757,356
Japan	—	35,612,597	—	35,612,597
Luxembourg	—	605,842	—	605,842
Netherlands	413,426	11,139,328	—	11,552,754
Norway	—	485,539	—	485,539
Singapore	—	607,168	—	607,168
Spain	—	7,086,200	—	7,086,200
Sweden	—	4,058,307	—	4,058,307
Switzerland	—	20,141,338	—	20,141,338
United Kingdom	4,580,929	36,263,562	—	40,844,491
Mutual Funds	10,872,481	—	—	10,872,481
Short-Term Investments	—	3,554,193	—	3,554,193
Total Investments	$26,074,377	$162,976,379	$—	$189,050,756

Notes to Portfolio of Investments (Unaudited) (Continued)

Strategic Emerging Markets Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Belgium	$—	$2,093,051	$—	$2,093,051
Bermuda	1,833,416	1,452,533	—	3,285,949
Brazil	3,854,565	2,826,594	—	6,681,159
Cayman Islands	25,879,116	20,742,755	—	46,621,871
Chile	—	1,499,806	—	1,499,806
China	260,169	8,913,207	—	9,173,376
Colombia	807,100	—	—	807,100
Egypt	—	1,295,734	—	1,295,734
France	—	10,503,334	—	10,503,334
Hong Kong	—	7,870,989	—	7,870,989
India	—	28,563,982	—	28,563,982
Indonesia	—	2,456,685	—	2,456,685
Italy	—	4,046,511	—	4,046,511
Luxembourg	—	231,027	—	231,027
Mexico	11,109,094	—	—	11,109,094
Netherlands	6,360,656	—	—	6,360,656
Philippines	—	5,150,138	—	5,150,138
Republic of Korea	—	3,297,521	—	3,297,521
Russia	966,184	7,643,636	—	8,609,820
South Africa	—	1,234,192	—	1,234,192
Switzerland	—	3,614,402	—	3,614,402
Taiwan	—	17,126,089	—	17,126,089
Turkey	—	1,002,157	—	1,002,157
United States	7,227,537	—	—	7,227,537
Preferred Stock*
Brazil	—	2,968,389	—	2,968,389
India	40,466	—	—	40,466
Singapore	—	—	2,438,401	2,438,401
Mutual Funds	841,993	—	—	841,993
Warrants	17,741	—	—	17,741
Short-Term Investments	—	6,810,668	—	6,810,668
Total Investments	$59,198,037	$141,343,400	$2,438,401	$202,979,838

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Please refer to the Funds’ most recent Annual/Semiannual reports and prospectus(es) and Statement(s) of Additional Information which can be found on the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Notes to Portfolio of Investments (Unaudited) (Continued)

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At December 31, 2020, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign Securities

The Global Fund invests a significant amount of its assets in foreign securities and each of the International Equity Fund and Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Federal Income Tax Information

At December 31, 2020, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund	$424,905,465	$9,162,073	$(5,660,159)	$3,501,914
Inflation-Protected and Income Fund	386,691,434	7,503,552	(1,351,003)	6,152,549
Core Bond Fund	1,516,973,666	64,087,318	(14,764,413)	49,322,905
Diversified Bond Fund	235,765,626	11,418,546	(4,267,164)	7,151,382
High Yield Fund	597,235,850	35,861,774	(17,102,233)	18,759,541
Balanced Fund	155,644,269	4,423,531	(820,269)	3,603,262
Disciplined Value Fund	89,590,076	5,014,085	(1,158,357)	3,855,728
Main Street Fund	90,641,932	30,930,275	(1,013,839)	29,916,436
Disciplined Growth Fund	213,452,418	66,162,199	(1,877,680)	64,284,519
Small Cap Opportunities Fund	226,895,483	68,082,751	(13,553,650)	54,529,101
Global Fund	159,713,728	200,981,805	(200,888)	200,780,917
International Equity Fund	171,418,142	19,657,784	(2,025,170)	17,632,614
Strategic Emerging Markets Fund	157,398,758	48,962,000	(3,380,920)	45,581,080

Notes to Portfolio of Investments (Unaudited) (Continued)

4. New Accounting Pronouncements

In October 2020, Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") was amended by Accounting Standards Update 2020-08, Codification Improvements to Subtopic 310-20, Receivables—Nonrefundable Fees and Other Costs (“ASU 2020-08”). ASU 2020-08 requires entities to reevaluate whether callable debt securities fall within the scope of ASU 2017-08 at each reporting period. ASU 2020-08 also amends the relevant guidance to require premiums to be amortized to the “next call date” rather than the “earliest call date,” and further clarifies the definition of “next call date.” ASU 2020-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Early adoption of ASU 2020-08 is not permitted. Management is currently evaluating the impact, if any, of applying ASU 2020-08.

In March 2020, FASB issued Accounting Standards Update 2020-04 — Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”). ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

5. Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds. On April 5, 2012, the adversary proceeding was transferred to the Southern District of New York for consolidated pretrial proceedings. The action is now being prosecuted by the litigation trustee (“Trustee”) for the Tribune Litigation Trust.

Notes to Portfolio of Investments (Unaudited) (Continued)

The potential amounts sought to be recovered from the Balanced Fund, Disciplined Value Fund, and Small Cap Opportunities Fund, are approximately $44,200, $299,880, and $414,800, respectively, plus interest and the Official Committee’s court costs.

In addition, on June 2, 2011, the Disciplined Value Fund and Small Cap Opportunities Fund were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds. On December 20, 2011, this action was transferred to the Southern District of New York for consolidated pretrial proceedings.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Trustee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

6. Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 has produced, and will likely continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, and global business disruption, and it may result in future significant adverse effects, such as exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession throughout the world. Such factors may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadviser, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.